LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

HOME OFFICE LOCATION:                      ADMINISTRATIVE OFFICE:
100 MADISON STREET                         CLIENT SERVICE CENTER MVL1
SUITE 1860                                 350 CHURCH STREET
SYRACUSE, NY 13202                         HARTFORD, CT 06103-1106
(888) 223-1860                             (800) 444-2363

 A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY ON THE LIVES OF TWO INSUREDS

     This prospectus describes Lincoln SVUL-IV, a flexible premium variable life insurance contract (the "policy"), offered by Lincoln Life & Annuity Company of New York ("Lincoln Life", "the Company", "we", "us", "our"). The policy provides for death benefits and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the policy being offered.

     The policy described in this prospectus is available only in New York.

     You, the owner, may allocate net premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account R ("Separate Account"), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund. The policy features the ELITE SERIES of funds (the "funds"), offered through the following fund families. Comprehensive information on the funds offered may be found in the funds prospectus which is furnished with this prospectus.

               - ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

               - AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

               - AMERICAN FUNDS INSURANCE SERIES

               - DELAWARE VIP TRUST

               - FIDELITY VARIABLE INSURANCE PRODUCTS

               - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

               - JANUS ASPEN SERIES

               - LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

               - MFS(R) VARIABLE INSURANCE TRUST

               - NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

               - SCUDDER INVESTMENT VIT FUNDS

     Additional information on Lincoln Life, the Separate Account and this policy may be found in the Statement of Additional Information (the "SAI"). See the last page of this prospectus for information on how you may obtain the SAI.

TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT FUNDS' PROSPECTUSES WITH IT. KEEP ALL PROSPECTUSES FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                         PROSPECTUS DATED: JULY 23, 2004

                                TABLE OF CONTENTS

CONTENTS                                                                    PAGE
--------                                                                    ----
POLICY SUMMARY                                                                 3
   Benefits of Your Policy                                                     3
   Risks of Your Policy                                                        3
   Charges and Fees                                                            4
LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT                     7
   Principal Underwriter                                                       7
   Fund Participation Agreements                                               7
   Distribution of the Policies and Compensation                               8
   Funds                                                                       8
   Fund Withdrawal and Substitution                                           11
   Voting Rights                                                              11
POLICY CHARGES AND FEES                                                       11
   Premium Load; Net Premium Payment                                          12
   Surrender Charges                                                          12
   Partial Surrender Fee                                                      13
   Fund Transfer Fee                                                          13
   Mortality and Expense Risk Charge                                          13
   Cost of Insurance Charge                                                   14
   Administrative Fee                                                         14
   Policy Loan Interest                                                       14
   Rider Charges                                                              14
YOUR INSURANCE POLICY                                                         14
   Application                                                                16
   Owner                                                                      16
   Right-to-Examine Period                                                    16
   Initial Specified Amount                                                   16
   Transfers                                                                  17
   Limits on Frequent Transfers                                               17
   Optional Sub-Account Allocation Programs                                   18
   Riders                                                                     18
   Continuation of Coverage                                                   19
   Termination of Coverage                                                    19
   State Regulation                                                           19
PREMIUMS                                                                      20
   Allocation of Net Premium Payments                                         20
   Planned Premiums; Additional Premiums                                      20
   Policy Values                                                              21
DEATH BENEFITS                                                                22
   Death Benefit Options                                                      22
   Changes to Initial Specified Amount and Death Benefit Options              23
   Death Benefit Proceeds                                                     24
POLICY SURRENDERS                                                             24
   Partial Surrender                                                          24
POLICY LOANS                                                                  25
LAPSE AND REINSTATEMENT                                                       26
   No Lapse Provision                                                         26
   Reinstatement of a Lapsed Policy                                           28
TAX ISSUES                                                                    29
   Taxation of Life Insurance Contracts in General                            29
   Policies Which Are MECs                                                    30
   Policies Which Are Not MECs                                                31
   Last Survivor Contract                                                     31
   Other Considerations                                                       32
   Fair Value of Your Policy                                                  32
   Tax Status of Lincoln Life                                                 33
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        33
LEGAL PROCEEDINGS                                                             33
FINANCIAL STATEMENTS                                                          33
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                           34

POLICY SUMMARY

               BENEFITS OF YOUR POLICY

               DEATH BENEFIT PROTECTION. The policy this prospectus describes is a variable life insurance policy which provides death benefit protection on the lives of two insureds. Upon the death of the first insured, the policy pays no death benefit. The policy will pay the death benefit only when the second insured has died. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance.

               TAX DEFERRED ACCUMULATION. Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the policy currently generates no taxable gain or loss. Any investment income and realized capital gains within a Sub-Account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.

               ACCESS TO YOUR POLICY VALUES. Variable life insurance offers access to policy values. You may borrow against your policy or surrender all or a portion of your policy. Your policy can support a variety of personal and business financial planning needs.

               FLEXIBILITY. The policy is a flexible premium variable life insurance policy in which flexible premium payments are permitted. You may select death benefit options, lapse protection coverage, and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy. With the wide variety of investment options available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. You should refer to each fund prospectus for comprehensive information on each fund. You may also use the Fixed Account to fund your policy.

               RISKS OF YOUR POLICY

               FLUCTUATING INVESTMENT PERFORMANCE. A Sub-Account is not guaranteed and will increase and decrease in value according to investment performance. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account's objective and risk is found in each fund's prospectus. You should review these prospectuses before making your investment decision.

               UNSUITABLE FOR SHORT-TERM INVESTMENT. This policy is intended for long-term financial planning, and is unsuitable for short term goals. Your policy is not designed to serve as a vehicle for frequent trading.

               POLICY LAPSE. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. Outstanding policy loans increase the risk of lapse.

               DECREASING DEATH BENEFIT. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.

               ADVERSE CONSEQUENCES OF EARLY SURRENDER. There are surrender charges assessed if you surrender your policy within the first 14 policy years, and fees assessed for partial surrenders in all policy years. Full or partial surrenders may result in tax consequences. Depending on the amount of premium paid, or any reduction in specified amount, there may be little or no surrender value available. Partial surrenders may reduce the policy value and death benefit, and may increase the risk of lapse.

               ADVERSE TAX CONSEQUENCES. You should always consult a tax adviser about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.

               CHARGES AND FEES

               This section describes the fees and expenses that you will pay when buying, owning and surrendering your policy. Refer to the "Policy Charges and Fees" section later in this prospectus for more information.

Table I describes the fees and expenses that you will pay at the time you purchase your policy, surrender your policy, or transfer invested amounts between Sub-Accounts.

                            TABLE I: TRANSACTION FEES

                                             WHEN CHARGE                               AMOUNT
           CHARGE                            IS DEDUCTED                              DEDUCTED
-------------------------------------------------------------------------------------------------------------
Maximum sales charge             When you pay a premium.                8% from each premium payment.(1)
imposed on premiums (load)

Surrender Charge*                Upon full surrender of your policy
                                 (years 1-14). When you make certain
                                 specified amount decreases (years
                                 1-10).
  Minimum and                                                           The surrender charge ranges from a
  Maximum Charge                                                        minimum of $2.88 to a maximum of
                                                                        $37.52 per $1000 of specified amount.
  Charge for a Representative                                           For a male, age 55, nonsmoker, and a
  Insured                                                               female, age 55, nonsmoker, in year
                                                                        one, the maximum surrender charge is
                                                                        $13.68 per $1000 of specified amount.

Partial Surrender Fee            When you take a partial surrender of   The lesser of $25 or 2% of the
                                 your policy.                           amount surrendered.

Fund Transfer Fee                Applied to any transfer request in     $25
                                 excess of 24 made during any policy
                                 year.

Estate Tax Repeal Rider          One-time charge at issue               $250
(optional)                       (if elected).

(1) 8% from each premium payment during the first policy year and 4% thereafter.

Table II describes the fees and expenses that you will pay periodically during the time that you own your policy, not including the fund operating expenses shown in Table III.

          TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

                                             WHEN CHARGE                               AMOUNT
           CHARGE                            IS DEDUCTED                              DEDUCTED
-------------------------------------------------------------------------------------------------------------
Cost of Insurance*               Monthly
  Minimum and Maximum Charge                                            The monthly cost of insurance rates
                                                                        for standard issue individuals
                                                                        ranges from a guaranteed minimum of
                                                                        $0.00 per $1,000 per month to a
                                                                        guaranteed maximum of $83.33 per
                                                                        $1,000 per month of net amount at
                                                                        risk.
                                                                        Individuals with a higher mortality
                                                                        risk than standard issue individuals
                                                                        can be charged from 125% to 800% of
                                                                        the standard rate.
  Charge for a Representative                                           For a male, age 55, nonsmoker, and a
  Insured                                                               female, age 55, nonsmoker, the
                                                                        guaranteed maximum monthly cost of
                                                                        insurance rate is $0.02 per $1000 of
                                                                        net amount at risk in the year of
                                                                        policy issue.

Mortality and Expense Risk       Daily (at the end of each valuation    Daily charge as a percentage of the
Charge ("M&E")                   day).                                  value of the Separate Account,
                                                                        guaranteed at an effective annual
                                                                        rate of 0.60%.(2)

Administrative Fee*              Monthly                                A flat fee of $10 per month in all
                                                                        years.
  Minimum and                                                           For the first 120 months from issue
  Maximum Charge                                                        date or increase in specified amount,
                                                                        there is an additional charge. The
                                                                        monthly charge ranges from a minimum
                                                                        of $0.03 per $1000 of initial
                                                                        specified amount or increase in
                                                                        specified amount to a maximum of
                                                                        $0.17 per $1000 of initial specified
                                                                        amount or increase in specified
                                                                        amount.
  Charge for a                                                          For a male, age 55, nonsmoker, and a
  Representative Insured                                                female, age 55, nonsmoker, the
                                                                        maximum additional monthly charge is
                                                                        $0.11 per $1000 of initial specified
                                                                        amount or increase in specified
                                                                        amount.

Policy Loan Interest             Annually                               5% annually of the amount held in
                                                                        the Loan Account.(3)

(2) Guaranteed at an effective annual rate of 0.60% in policy years 1-19, and 0.20% in policy years 20 and beyond.

(3) Annual interest rate of 5% in years 1-10, and 4% in years 11 and later.

                                             WHEN CHARGE                               AMOUNT
           CHARGE                            IS DEDUCTED                              DEDUCTED
-------------------------------------------------------------------------------------------------------------
Rider Charges                                                           Individualized based on optional
                                                                        Rider(s) selected.

Accounting Value Rider           N/A                                    There is no charge for this rider.

* These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial adviser.

Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

These fees and expenses may change at any time.

   TABLE III: TOTAL ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
                                FROM FUND ASSETS)

     TOTAL ANNUAL OPERATING EXPENSE                        MINIMUM                     MAXIMUM
-------------------------------------------------------------------------------------------------------------
Total Management fees, distribution and/or                  0.30%                      1.59%(4)
service (12b-1) fees, and other expenses.

(4) Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 0.79%. These waivers and reductions generally extend through April 30, 2005 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT

               Lincoln Life & Annuity Company of New York (Lincoln Life) (EIN 16-1505436) is a New York-domiciled life insurance company founded on June 6, 1996. Lincoln Life is a subsidiary of The Lincoln National Life Insurance Company (LNLIC), an Indiana-domiciled insurance corporation engaged primarily in the direct issuance of life insurance contracts and annuities. LNLIC is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.

               Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.

               LLANY Separate Account R for Flexible Premium Variable Life Insurance (Separate Account) is a separate account of the Company which was established on January 29, 1998. The investment performance of assets in the Separate Account is kept separate from that of the Company's General Account. Separate Account assets attributable to the policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company's other income, gains or losses. The Separate Account's values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of "separate account." Any changes in the investment policy of the Separate Account must be approved by the New York Insurance Department.

               Your policy may also be funded in whole or in part through the Fixed Account. In the Fixed Account, your principal is guaranteed. Fixed Account assets are general assets of the Company, and are held in the Company's General Account.

               PRINCIPAL UNDERWRITER

               Lincoln Financial Advisors (LFA) is the principal underwriter for the policies, which are offered continuously. The principal underwriter has overall responsibility for establishing a selling plan for the policies. LFA received $92,122 in 2003, $459,759 in 2002, and $422,782 in 2001 for the sale of policies offered through the Separate Account. LFA retains no underwriting commissions from the sale of the policies.

               FUND PARTICIPATION AGREEMENTS

               In order to make the funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisers or distributors. In some of these agreements, we must perform certain administrative services for the fund advisers or distributors. For these administrative functions, we may be compensated by the fund at annual rates of between .10% and .37% of the assets attributable to the policies. The compensation may come from 12b-1 fees, or be paid by the advisers or distributors. The funds offered by the following trusts or corporations make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs: American Funds Insurance Series, Fidelity Variable Insurance Products, Janus Aspen Series, and Putnam Variable Trust.

               DISTRIBUTION OF THE POLICIES AND COMPENSATION

               The policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, Inc., both of whom are our affiliates. Registered representatives may receive commission and service fees up to 55% of first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on accumulation value. Registered representatives are also eligible for cash bonuses and "non cash compensation." The latter [as defined in NASD conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.

               Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of policy sales expenses. In some situations, the broker-dealer may elect to share their commission or expense reimbursement allowance with the registered representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices. All compensation is paid from our resources, which include fees and charges imposed on your policy.

               We do not anticipate that the surrender charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which we will incur in connection with your policy. Any such shortfall would be available for recovery from the Company's General Account, which supports insurance and annuity obligations.

               FUNDS

               The variable investment options in the policy are Sub-Accounts of the Separate Account. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate fund. You do not invest directly in these funds. The investment performance of each Sub-Account will reflect the investment performance of the appropriate fund.

               A given fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment adviser or subadviser. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.

               Several of the funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectus.

               There is no assurance that the investment objective of any of the funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each fund's prospectus carefully before making investment choices.

               Additional funds may be made available as underlying investments. The right to select among funds will be limited by the terms and conditions imposed by the Company.

               The funds and their investment advisers/subadvisers and objectives are listed below. Comprehensive information on each fund, its objectives and past performance may be found in each fund prospectus.

               ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC., advised by Alliance Capital Management, L.P.

                    ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO (CLASS A):
                    Growth and income.

                    ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO (CLASS A):
                    Maximum capital appreciation.

                    ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO (CLASS A):
                    Long-term growth.

                    ALLIANCEBERNSTEIN TECHNOLOGY PORTFOLIO (CLASS A): Maximum capital appreciation.

               AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., advised by American Century Investment Management, Inc.

                    INFLATION PROTECTION FUND (CLASS I): Inflation protection.

               AMERICAN FUNDS INSURANCE SERIES, advised by Capital Research and Management Company

                    GLOBAL GROWTH FUND (CLASS 2): Long-term growth.

                    GLOBAL SMALL CAPITALIZATION FUND (CLASS 2): Long-term growth.

                    GROWTH FUND (CLASS 2): Long-term growth.

                    GROWTH-INCOME FUND (CLASS 2): Growth and income.

                    INTERNATIONAL FUND (CLASS 2): Long-term growth.

               DELAWARE VIP TRUST, advised by Delaware International Advisers, Ltd. for the Emerging Markets Series, and Delaware Management Company for all of the other Series, with Delaware International Advisers, Ltd. subadvising the Diversified Income Series

                    DIVERSIFIED INCOME SERIES (STANDARD CLASS): Total return.

                    EMERGING MARKETS SERIES (STANDARD CLASS): Capital appreciation.

                    HIGH YIELD SERIES (STANDARD CLASS): Total return.


                    REIT SERIES (STANDARD CLASS): Total return.

                    SMALL CAP VALUE SERIES (STANDARD CLASS): Capital appreciation.

                    TREND SERIES (STANDARD CLASS): Capital appreciation.

                    U. S. GROWTH SERIES (STANDARD CLASS): Capital appreciation.


                    VALUE SERIES (STANDARD CLASS): Long-term capital appreciation.


               FIDELITY VARIABLE INSURANCE PRODUCTS, advised by Fidelity Management & Research Company

                    CONTRAFUND PORTFOLIO (SERVICE CLASS): Long-term capital appreciation.

                    EQUITY-INCOME PORTFOLIO (SERVICE CLASS): Reasonable income.

                    GROWTH PORTFOLIO (SERVICE CLASS): Capital appreciation.

                    OVERSEAS PORTFOLIO (SERVICE CLASS): Long-term growth.

               FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, advised by Franklin Advisers, Inc. for the Franklin Small Cap Fund, and by Templeton Global Advisors Limited, with Templeton Asset Management Ltd subadvising, for the Templeton Growth Securities Fund

                    FRANKLIN SMALL CAP FUND (CLASS 1): Long-term growth.

                    TEMPLETON GROWTH SECURITIES FUND (CLASS 1): Long-term growth.

               JANUS ASPEN SERIES, advised by Janus Capital Management LLC

                    BALANCED PORTFOLIO (SERVICE SHARES): Long-term growth and current income.

                    MID CAP GROWTH PORTFOLIO (SERVICE SHARES): Long-term growth.

               LINCOLN VARIABLE INSURANCE PRODUCTS TRUST, advised by Delaware Management Company, with Delaware International Advisers, Ltd. subadvising the International Fund, Janus Capital Management LLC subadvising the Capital Appreciation Fund, T. Rowe Price Associates, Inc. subadvising the Aggressive Growth Fund, and UBS Global Asset Management (Americas) Inc. subadvising the Global Asset Allocation Fund

                    AGGRESSIVE GROWTH FUND (STANDARD CLASS): Maximum capital appreciation.

                    BOND FUND (STANDARD CLASS): Current income.

                    CAPITAL APPRECIATION FUND (STANDARD CLASS): Long-term growth.

                    GLOBAL ASSET ALLOCATION FUND (STANDARD CLASS): Total return.

                    INTERNATIONAL FUND (STANDARD CLASS): Capital appreciation.

                    MONEY MARKET FUND (STANDARD CLASS): Preservation of capital.

                    SOCIAL AWARENESS FUND (STANDARD CLASS): Capital appreciation.

               MFS(R) VARIABLE INSURANCE TRUST, advised by Massachusetts Financial Services Company

                    CAPITAL OPPORTUNITIES SERIES (INITIAL CLASS): Capital appreciation.

                    EMERGING GROWTH SERIES (INITIAL CLASS): Long-term growth.

                    TOTAL RETURN SERIES (INITIAL CLASS): Growth and income.

                    UTILITIES SERIES (INITIAL CLASS): Growth and income.

               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, advised by Neuberger Berman Management Inc., and subadvised by Neuberger Berman, LLC

                    MID-CAP GROWTH PORTFOLIO (I CLASS): Capital appreciation.

                    REGENCY PORTFOLIO (I CLASS): Long-term growth.

               SCUDDER INVESTMENT VIT FUNDS, advised by Deutsche Asset Management, Inc. and subadvised by Northern Trust Investments, Inc.

                    EAFE(R) EQUITY INDEX FUND (CLASS A): Capital appreciation.

                    EQUITY 500 INDEX FUND (CLASS A): Capital appreciation.

                    SMALL CAP INDEX FUND (CLASS A): Capital appreciation.

               FUND WITHDRAWAL AND SUBSTITUTION

               Lincoln Life may withdraw funds and substitute shares of other funds if:

               1) the shares of any fund should no longer be available for investment by the Separate Account; or
               2) in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.

               We will obtain any necessary regulatory or other approvals prior to such a change. We will endorse your policy as required to reflect any withdrawal or substitutions. Substitute funds may have higher charges than the funds being replaced.

               VOTING RIGHTS

               The funds do not hold regularly scheduled shareholder meetings. When a fund holds a special meeting for the purpose of approving changes in the ownership or operation of the fund, the Company is entitled to vote the shares of our Sub-Account invested in that fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.

               We will notify you when your instructions are needed and will provide information from the fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding fund, as of a date chosen by the fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your policy. If we do not receive instructions from you, we will vote the shares attributable to your policy in the same proportion as we vote other shares based on instructions received from other policy owners.

               POLICY CHARGES AND FEES

               Policy charges and fees compensate us for providing your insurance benefit, administering your policy, assuming risks associated with your policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.

               In addition to policy charges, the investment adviser for each of the funds deducts a daily charge as a percent of the value in each fund as an asset management charge. The charge reflects asset management fees of the investment adviser, and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and other expenses). Values in the Sub-Accounts are reduced by these charges. Future fund expenses may vary. Detailed information about charges and expenses is contained in each fund's prospectus.

               The monthly deductions, including the cost of insurance charges, may be deducted in two ways:

               1) Proportionately from the net accumulation value of each underlying investment option subject to the charge.
               2) From the net accumulation value of specific funds which you have designated.

               If you have selected designated funds, and in a given month there is not sufficient value in those funds to cover the monthly deduction, we will take the remaining monthly deductions pro rata from the rest of the funds in your policy that have value.

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               If you have not selected designated funds, the monthly deductions will be taken pro rata from all of the funds in your policy that have value.

               The monthly deductions are made on the "monthly anniversary date," the date of issue and the same day of each month thereafter. If the day that would otherwise be a monthly anniversary day is non-existent for that month, or is not a valuation day, then the monthly anniversary day is the next valuation day. You may select or change designated funds at any time prior to a monthly anniversary day by contacting our Administrative Office.

               If the value is insufficient to cover the current monthly deduction, you have a 61-day grace period to make a payment sufficient to cover that deduction.

               PREMIUM LOAD; NET PREMIUM PAYMENT

               We deduct a maximum charge of 8% of each premium payment during the first policy year and a maximum of 4% thereafter. This amount, referred to as "premium load," covers certain policy-related state and federal tax liabilities. It also covers a portion of the sales expenses incurred by the Company. The premium payment, net of the premium load, is called the "net premium payment."

               SURRENDER CHARGES

               A surrender charge may apply if the policy is totally surrendered or has a decrease in the specified amount of death benefit. The surrender charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. A schedule of surrender charges is included in each policy.

               The surrender charge varies by age of the insureds, the number of years since the date of issue or the date of an increase in specified amount, and the specified amount. The surrender charge will never exceed $37.52 per $1,000 of specified amount. The duration of the surrender charge is 14 years for full surrenders and 10 years for decreases in specified amount. A personalized schedule of surrender charges is included in each policy. You may obtain more information about the surrender charges that would apply to your policy by requesting a personalized illustration from your insurance representative.

               Surrender charges are assessed by withdrawing value from the Sub-Accounts and the Fixed Account proportionately. The surrender charge will not exceed the policy value. All surrender charges decline to zero within 14 years following policy issue, or any increase in specified amount.

               Upon either a full surrender of the policy or a decrease in specified amount, the charge will be subject to the following conditions:

               A. For decreases in specified amount, excluding full surrender of the policy, no surrender charge will be applied where the decrease:

                  1) occurs after the tenth policy anniversary following issue of the initial specified amount; or
                  2) is directly caused by a death benefit option change; or
                  3) is caused by a partial surrender; or
                  4) when added to the sum of all prior decreases, does not
                     exceed 25% of the initial specified amount.

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               B. For all other decreases, the charge will be calculated as 1)
               minus 2), then divided by 3) and then multiplied by 4), where:

                  1) is the amount of this decrease plus any prior decreases;
                  2) is the greater of an amount equal to 25% of the initial specified amount or the sum of all prior decreases;
                  3) is the initial specified amount; and
                  4) is the then applicable surrender charge from the schedule in the policy.

               We may limit requests for decreases in specified amount, to the extent there is insufficient value to cover the necessary surrender charges.

               If you increase the specified amount, a new surrender charge will be applicable to each increase. This charge is in addition to any surrender charge on the existing specified amount. Upon an increase in specified amount, we will send you supplemental policy specifications reflecting the maximum additional surrender charge.

               Upon full surrender of your policy following a policy decrease, the surrender charge will be calculated as the entire amount shown in the policy specifications, multiplied by one minus the percentage of the initial specified amount for which a surrender charge was previously assessed. The charge assessed upon a full surrender will not exceed the policy's value.

               If your policy includes the Estate Tax Repeal Rider, and if you satisfy its special conditions, you will have a one-time right to cancel your policy without being subject to surrender charges. This is a limited benefit and is subject to our specific definition of Estate Tax Repeal.

               Any surrender may have tax implications. Consult your financial adviser before initiating a surrender.

               PARTIAL SURRENDER FEE

               No surrender charge is imposed on a partial surrender, but an administrative fee of 2% of the amount withdrawn, not to exceed $25, is imposed. This fee is allocated pro rata among the Sub-Accounts and the Fixed Account from which the partial surrender proceeds are taken.

               FUND TRANSFER FEE

               For each transfer request in excess of 24 made during any policy year, we will charge you an administrative fee of $25. This fee is currently being waived, but we reserve the right to charge it.

               MORTALITY AND EXPENSE RISK CHARGE

               We assess a daily mortality and expense risk charge as a percentage of the value of the Sub-Accounts. The mortality risk assumed is that the insureds may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the policies will be greater than we originally estimated. The current charge is guaranteed at an effective annual rate of 0.60% in policy years 1-19 and 0.20% in policy years 20 and beyond.

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               COST OF INSURANCE CHARGE

               A significant cost of variable life insurance is the "cost of insurance" charge. This charge is the portion of the monthly deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes).

               The cost of insurance charge depends on the policy duration, the age, underwriting category and gender of the insureds, and the current net amount at risk. The net amount at risk is the death benefit minus the greater of zero or the policy value, and may vary with investment performance, premium payment patterns, and charges. The rate on which the monthly deduction for the cost of insurance is based will generally increase each policy year as the insureds age. Cost of insurance rates are generally lower for healthy individuals.

               The cost of insurance is determined monthly by dividing the death benefit at the beginning of the policy month by 1 plus .0032737 (the monthly equivalent of an effective annual rate of 4%), subtracting the value at the beginning of the policy month, and multiplying the result (the "net amount at risk") by the applicable cost of insurance rate as determined by the Company.

               The current cost of insurance charge may be less than the guaranteed cost of insurance charge, but it will never exceed the maximum cost of insurance charge. A schedule of guaranteed maximum cost of insurance rates is part of your policy.

               ADMINISTRATIVE FEE

               There is a flat monthly deduction of $10. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.

               For the first 120 months from issue date or increase in specified amount, there is an additional charge which will never exceed $0.17 per $1,000 of initial specified amount or increase in specified amount. The charge is based on the younger insured's age and the specified amount. If an increase occurs, the younger insured's current insurance age will be the issue age for the new coverage.

               POLICY LOAN INTEREST

               If you borrow against your policy, interest will be charged to the Loan Account value. The annual effective interest rate is 5% in years 1-10, 4% in years 11+. We will credit 4% interest on the Loan Account value in all years.

               RIDER CHARGES

               Estate Tax Repeal Rider. There is a $250 one-time charge at issue for this rider.

YOUR INSURANCE POLICY

               Your policy is a life insurance contract that provides for a death benefit payable upon the death of the second insured. The policy and the application constitute the entire contract between you and Lincoln Life.

               We may add, change or eliminate any funds that the Separate Account or the Sub-Accounts invest in, subject to state and federal laws and regulations. We may substitute a new fund for one that is no longer available for investment, or is no longer suitable for the policy. We will obtain any required approvals from policy owners, the SEC, and state insurance regulators before substituting any funds.

               We may choose to add or remove Sub-Accounts as investment options under the policies, based on marketing needs or investment conditions. If we change any Sub-Accounts or substitute any funds, we will make appropriate endorsements to the policies.

               If we obtain appropriate approvals from policy owners and securities regulators, we may:

               - change the investment objective of the Separate Account

               - operate the Separate Account as a management investment
                 company, unit investment trust, or any other form permitted under applicable securities laws

               - deregister the Separate Account

               - combine the Separate Account with another separate account

               We will notify you of any change that is made.

               The policy includes policy specifications pages, with supporting schedules. These pages and schedules provide important information about your policy such as: the identity of the insureds and owner; date of issue; the initial specified amount; the death benefit option selected; issue ages; named beneficiary; initial premium payment; surrender charges; expense charges and fees; guaranteed maximum cost of insurance rates; and No Lapse premium.

               When your policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.

               The policy is nonparticipating. This means that no dividends are payable to you. In addition, your policy does not share in the profits or surplus earnings of the Company.

               Before purchasing the policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The insureds will need to prove current insurability and there may be a new contestable period for the new policy. The death benefit and policy values may be less for some period of time in the new policy.

               The date of issue is the date on which we begin life insurance coverage. This is the date from which policy years, policy anniversary and ages are determined.

               Once your policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.

               We allow telephone and other electronic transactions when you provide us authorization to do so. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.

               Any telephone or other electronic transmission, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.

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               APPLICATION

               If you decide to purchase a policy, you must first complete an application. A completed application identifies the proposed insureds and provides sufficient information to permit us to begin underwriting risks in the policy. We require a medical history and examination of the proposed insureds. Based on our review of medical information about the proposed insureds, we may decline to provide insurance, or we may place the proposed insureds in a special underwriting category. The monthly cost of insurance charge deducted from the policy value after issue varies depending on the underwriting category, ages, and gender of the insureds.

               A policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when each insured is at least age 18 and at most age 85. Age will be determined by the nearest birthday of each insured.

               OWNER

               The owner on the date of issue is designated in the policy specifications. You, as owner, will make the following choices:

               1) initial death benefit amount and death benefit option;
               2) optional No Lapse protection and riders;
               3) the amount and frequency of premium payments; and
               4) the amount of net premium payment to be placed in the selected
                  Sub-Accounts or the Fixed Account.

               You are entitled to exercise rights and privileges of your policy as long as at least one of the insureds is living. These rights generally include the power to select the beneficiary, request policy loans, make partial surrenders, surrender the policy entirely, name a new owner, and assign the policy. You must inform us of any change in writing. We will record change of owner and beneficiary forms to be effective as of the date you sign them.

               RIGHT-TO-EXAMINE PERIOD

               You may return your policy to us for cancellation within 45 days of the date the application is signed or 10 days after you receive the policy (60 days for policies issued in replacement of other insurance). This is called the right-to-examine period. If the policy is returned for cancellation within the right-to-examine period, we will refund to you all premium payments. If a premium payment was made by check, there may be a delay until the check clears.

               Any net premium payments received by us within ten days of the date the policy was issued will be held in the Money Market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application. If the policy is returned for cancellation within the right-to-examine period, we will return the full amount of any premium payments made.

               INITIAL SPECIFIED AMOUNT

               You will select the initial specified amount of death benefit on the application. This may not be less than $250,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The initial specified amount is shown on the policy specifications page.

               TRANSFERS

               You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each fund's objective and investment policy before allocating money to the Sub-Accounts.

               During the first policy year, transfers from the Fixed Account to the Sub-Accounts may be made only as provided for in the dollar cost averaging program described below. The amount of all transfers from the Fixed Account in any other policy year may not exceed the greater of:

               1) 25% of the Fixed Account value as of the immediately preceding policy anniversary, or
               2) the total dollar amount transferred from the Fixed Account in the immediately preceding policy year.

               Up to 24 transfer requests (a request may involve more than a single transfer) may be made in any policy year without charge. We may limit transfers from the Fixed Account at any time.

               Requests for transfers must be made in writing, or electronically, if you have previously authorized telephone or other electronic transfers in writing.

               Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in good order before 4:00 p.m. Eastern time on a business day will normally be effective that day.

               LIMITS ON FREQUENT TRANSFERS

               Your policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt the management of a fund; increase trading and transaction costs and raise expenses; disrupt planned investment strategies; force unplanned portfolio turnover and adversely affect fund performance through asset swings that decrease the fund's ability to provide maximum investment return to all policy owners. Accordingly, organizations and individuals that use market-timing investment strategies and make frequent transfers should not purchase this policy.

               We periodically monitor the frequency and dollar amounts of trades to identify market-timing activity. If we believe we have identified market-timing activity, we will restrict transfers. We reserve the right to restrict, in our discretion and without prior notice, transfers initiated by an individual, market-timing organization or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions include, but are not limited to:

               1) requiring that all transfer requests be made only through regular U.S. mail; and
               2) not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and
               3) not accepting preauthorized transfer forms from market-timers or other entities acting on behalf of more than one policy owner at a time.

               We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine will disadvantage or potentially hurt the rights or interests of other policy owners or harm the funds. Transfer requests may be subject to additional terms and conditions imposed by the funds.

               We will notify you in writing if we have restricted or refused any of your transfer requests. We apply these limitations to all policy owners in a consistent manner.

               OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

               You may elect to participate in programs for dollar cost averaging or automatic rebalancing. There is currently no charge for these programs. You may participate in only one program at any time.

               DOLLAR COST AVERAGING systematically transfers specified dollar amounts from the Money Market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. Transfers from the Fixed Account can only be elected at the time your policy is issued. Transfers from the Money Market Sub-Account may be elected at any time while your policy is in force. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar cost averaging will not assure a profit or protect against a declining market.

               If the owner elects Dollar Cost Averaging from either the Money Market Sub-Account or the Fixed Account the value in that account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.

               You may elect dollar cost averaging on your application, or contact our Administrative Office for information.

               Dollar cost averaging terminates automatically:

               (1) if the value in the Money Market Sub-Account or the Fixed
                   Account is insufficient to complete the next transfer;
               (2) one week after our Administrative Office receives a request for termination in writing or by telephone, with adequate
                   authentication;
               (3) after 12 or 24 months (as elected on your application); or
               (4) if your policy is surrendered.

               AUTOMATIC REBALANCING periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until changed by the owner. If automatic rebalancing is elected, all net premium payments allocated to the Sub-Accounts will be subject to automatic rebalancing.

               You may select automatic rebalancing on a quarterly, semi-annual or annual basis. Automatic rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.

               RIDERS

               We may offer you riders to your policy from time to time. Riders may alter the benefits or charges in your policy, and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict the terms of your policy, or of other riders in force. Consult your financial and tax advisers before adding riders to, or deleting them from, your policy.

               ACCOUNTING VALUE RIDER: If desired, you must select this rider when you initially apply for insurance. You must meet the underwriting and minimum premium requirements for this rider. If your policy is fully surrendered in the first five policy years, this rider

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               provides enhanced cash surrender values by using a table of alternate surrender charges. The rider does not provide for enhanced cash surrender value for partial surrenders and loans. There is no charge for this rider.

               ESTATE TAX REPEAL RIDER: If desired, you must select this rider when you initially apply for insurance. In the event of federal estate tax repeal as set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) being extended, this rider allows you to cancel your policy for an amount equal to the surrender value of the policy plus the applicable surrender charge. There is a one-time $250 charge at issue for this rider.

               For purposes of this rider, estate tax repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010. The start date for this rider (the date that begins the 12-month "window" for you to exercise the rider) is the later of January 1, 2010, or the date in 2010 upon which legislation is enacted that triggers estate tax repeal, but no later than December 31, 2010.

               This rider terminates on the earliest of:

               1) one year from the start date;
               2) December 31, 2010, provided no estate tax repeal, as defined above, has been enacted;
               3) the date you request termination of the rider;
               4) termination of your policy; or
               5) full surrender of your policy prior to the start date.

               If your policy lapses but is reinstated, the rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

               CONTINUATION OF COVERAGE

               If at least one of the insureds is still living when the younger insured attains, or would have attained, age 100, and the policy has not been surrendered, the policy will remain in force until surrender or death of the second insured. There are certain changes that will take place:

               1) we will no longer accept premium payments;
               2) we will make no further deductions;
               3) policy values held in the Separate Account will be transferred to the Fixed Account; and
               4) we will no longer transfer amounts to the Sub-Accounts.

               TERMINATION OF COVERAGE

               All policy coverage terminates on the earliest of:

               1) surrender of the policy;
               2) death of the second insured; or
               3) failure to pay the necessary amount of premium to keep your policy in force.

               STATE REGULATION

               New York regulations will govern whether or not certain features, riders, charges and fees will be allowed in your policy.

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PREMIUMS

               You may select and vary the frequency and the amount of premium payments and the allocation of net premium payments. After the initial premium payment is made there is no minimum premium required, except to maintain the No Lapse provision or to keep the policy in force. Premiums may be paid any time before the younger insured attains, or would have attained, age 100.

               The initial premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two monthly deductions.

               ALLOCATION OF NET PREMIUM PAYMENTS

               Your net premium payment is the portion of a premium payment remaining, after deduction of the premium load. The net premium payment is available for allocation to the Sub-Accounts or the Fixed Account.

               You first designate the allocation of net premium payments among the Sub-Accounts and Fixed Account on the application. Subsequent net premium payments will be allocated on the same basis unless we are instructed otherwise, in writing. You may change the allocation of net premium payments among the Sub-Accounts and Fixed Account at any time. The amount of net premium payments allocated to the Sub-Accounts and Fixed Account must be in whole percentages and must total 100%. We credit net premium payments to your policy as of the end of the valuation period in which it is received at our Administrative Office. The end of the valuation period is 4:00 P.M., Eastern Time, unless the New York Stock Exchange closes earlier.

               The valuation period is the time between valuation days. A valuation day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every valuation day.

               PLANNED PREMIUMS; ADDITIONAL PREMIUMS

               Planned premiums are the amount of periodic premium (as shown in the policy specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a premium reminder notice. Premium payments may be billed annually, semi-annually, or quarterly. You may arrange for monthly pre-authorized automatic premium payments at any time.

               In addition to any planned premium, you may make additional premium payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.

               Unless you specifically direct otherwise, any payment received (other than any premium payment necessary to prevent, or cure, policy lapse) will be applied as premium and will not repay any outstanding loans. There is no premium load on any payment which you specifically direct as repayment of an outstanding loan.

               You may increase planned premiums, or pay additional premiums, subject to the certain limitations. We reserve the right to limit the amount or frequency of additional premium payments.

               We may require evidence of insurability if any payment of additional premium (including planned premium) would increase the difference between the death benefit and the accumulation value. If we are unwilling to accept the risk, your increase in premium will be refunded without interest.

               We may decline any additional premium (including planned premium) or a portion of a premium that would cause total premium payments to exceed the limit for life insurance under federal tax laws. Our test for whether or not your policy exceeds the limit is referred to as the guideline premium test. The excess amount of premium will be returned to you.

               POLICY VALUES

               Policy value in a variable life insurance policy is also called the accumulation value.

               The accumulation value equals the sum of the Fixed Account value, the Separate Account value, and the Loan Account value. At any point in time, the accumulation value reflects:

                  1) net premium payments made;

                  2) the amount of any partial surrenders;

                  3) any increases or decreases as a result of market
                     performance of the Sub-Accounts;

                  4) interest credited to the Fixed Account or the Loan Account;
                     and

                  5) all charges and fees deducted.

               The Separate Account value, if any, is the portion of the accumulation value attributable to the Separate Account. The value is equal to the sum of the current values of all the Sub-Accounts in which you have invested. This is also referred to as the variable accumulation value.

               A unit of measure used in the calculation of the value of each Sub-Account is the variable accumulation unit. It may increase or decrease from one valuation period to the next. The variable accumulation unit value for a Sub-Account for a valuation period is determined as follows:

               1) the total value of fund shares held in the Sub-Account is calculated by multiplying the number of fund shares owned by the Sub-Account at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund made during the valuation period; minus
               2) the liabilities of the Sub-Account at the end of the valuation period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and
               3) the result of (1) minus (2) is divided by the number of variable accumulation units for that Sub-Account outstanding at the beginning of the valuation period.

               In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

               The daily charge imposed on a Sub-Account for any valuation period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

               The Fixed Account value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or partial surrenders. We guarantee the Fixed Account value. Interest is credited daily on the Fixed Account value at the greater of a rate of 0.010746% (equivalent to a compounded annual rate of 4%) or a higher rate determined by the Company.

               The Loan Account value, if any, reflects any outstanding policy loans, including any interest charged on the loans. This amount is held in the Company's General Account.

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               We do not guarantee the Loan Account value. Interest is credited on the Loan Account at an effective annual rate of 4%.

               The "net" accumulation value is the accumulation value less the Loan Account value. It represents the net value of your policy and is the basis for calculating the surrender value.

               We will tell you at least annually the accumulation value, the number of accumulation units credited to your policy, current accumulation unit values, Sub-Account values, the Fixed Account value and the Loan Account value. We strongly suggest that you review your statements to determine whether additional premium payments may be necessary to avoid lapse of your policy.

DEATH BENEFITS

               The death benefit proceeds is the amount payable to the beneficiary upon the death of the second insured, based upon the death benefit option in effect. Loans, loan interest, partial surrenders, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.

               DEATH BENEFIT OPTIONS

               Three different death benefit options are available. Regardless of which death benefit option you choose, the death benefit proceeds payable will be the greater of:

               1) the amount determined by the death benefit option in effect on the date of the death of the second insured, less any indebtedness; or
               2) a percentage of the accumulation value equal to that required by the Internal Revenue Code to maintain the policy as a life insurance policy. A schedule of these percentages is in your policy.

The following table provides more information about the death benefit options.

 OPTION              DEATH BENEFIT PROCEEDS EQUAL TO THE                    VARIABILITY
-----------------------------------------------------------------------------------------------
  1        Specified amount (a minimum of $250,000)                   None; level death benefit

  2        Sum of the specified amount plus the net accumulation      May increase or decrease
           value as of the date of the second insured's death.        over time, depending on
                                                                      the amount of premium
                                                                      paid and the investment
                                                                      performance of the
                                                                      underlying Sub-Accounts
                                                                      or the Fixed Account.

  3        Sum of the specified amount plus the accumulated           Will generally increase,
           premiums (all premiums paid minus the cumulative           depending on the amount
           policy factor, if that factor is elected) up to the        of premium paid.
           limit shown in the policy specifications. Any premium
           paid that will cause the death benefit proceeds to
           exceed this limit will be applied to the policy, but
           will not increase the death benefit. The cumulative
           policy factor, normally used in business situations,
           is calculated as:
            a) the applicable monthly rate then used by the
               Internal Revenue Service (IRS); or
            b) an alternative monthly rate permitted by the IRS;
               times
            c) the specified amount divided by 1000.

               If for any reason the owner does not elect a particular death benefit option, Option 1 will apply until changed by the owner.

               CHANGES TO THE INITIAL SPECIFIED AMOUNT AND DEATH BENEFIT OPTIONS

               Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the specified amount. The minimum specified amount is currently $250,000.

               The death benefit option may be changed by the owner, subject to our consent, as long as the policy is in force.

               You must submit all requests for changes among death benefit options and changes in the specified amount in writing to our Administrative Office. The minimum increase in specified amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.

 OPTION CHANGE                            IMPACT
--------------------------------------------------------------------------------
   1 to 2      The specified amount will be reduced by the accumulation
               value as of the effective date of change.

   2 to 1 The specified amount will be increased by the accumulation value as of the effective date of change.

   1 to 3      The specified amount will not change.

   3 to 1 The specified amount will be increased by accumulated premiums (less the cumulative policy factor if that factor is elected) as of the effective date of change.

   2 to 3 The specified amount will be increased by the accumulation value as of the effective date of change.

   3 to 2      - If the accumulation value is greater than the accumulated premium (less cumulative policy factor if that factor elected), the specified amount will be reduced by the accumulation value less accumulated premium (plus cumulative policy factor if that factor is elected) as of the effective date of change.
               - If the accumulation value is less than the accumulated premium
                 (less the cumulative policy factor if elected), the specified amount will be increased by the accumulated premium (less the cumulative policy factor if that factor is elected), less the accumulation value as of the effective date of change.

               Any reductions in specified amount will be made against the initial specified amount and any later increase in the specified amount on a last in, first out basis. Any increase in the specified amount will increase the amount of the surrender charge applicable to your policy. Changes in specified amount do not affect the premium load as a percentage of premium.

               We may decline any request for change of the death benefit option or reduction of the specified amount if, after the change, the specified amount would be less than the minimum specified amount or would reduce the specified amount below the level required to maintain the policy as life insurance for purposes of federal income tax law according to the guideline premium test.

               The guideline premium test provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, we may increase the policy's death benefit above the specified amount in order to satisfy the guideline premium test. If the increase in the policy's death benefit causes an increase in the net amount at risk, charges for the cost of insurance will increase as well.

               Any change is effective on the first monthly anniversary day on, or after, the date of approval of the request by Lincoln Life. If the monthly deduction amount would increase as a result of the change, the changes will be effective on the first monthly anniversary day on which the accumulation value is equal to, or greater than, the monthly deduction amount.

               DEATH BENEFIT PROCEEDS

               Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of both insureds. This notification must include a certified copy of an official death certificate for each insured, a certified copy of a decree of a court of competent jurisdiction as to the finding of death for each insured, or any other proof satisfactory to us.

               After receipt at our Administrative Office of proof of death of both insureds, the death benefit proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the owner or the beneficiary. Payment of the death benefit proceeds may be delayed if your policy is contested or if Separate Account values cannot be determined.

POLICY SURRENDERS

               You may surrender your policy at any time by sending us your policy along with a written request for surrender. If you surrender your policy, all policy coverage will automatically terminate and may not be reinstated. Consult your tax adviser to understand tax consequences of any surrender you are considering.

               The surrender value of your policy is the amount you can receive by surrendering the policy. The surrender value is the net accumulation value less any applicable surrender charge, less any accrued loan interest not yet charged.

               Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of variable accumulation units. The cancellation of such units will be based on the variable accumulation unit value determined at the close of the valuation period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.

               At any time, you may transfer all of the Separate Account value to the Fixed Account and then surrender the policy for reduced guaranteed nonparticipating paid-up insurance. No monthly administrative fees will apply to such paid-up insurance. The amount of paid-up insurance will be that which the surrender value will purchase as a net single premium at the insured's then attained age, using the guaranteed interest and mortality basis of the original policy. The paid-up insurance will not include any additional benefits provided by rider under the original policy.

               PARTIAL SURRENDER

               You may make a partial surrender, withdrawing a portion of your policy values. You may request a partial surrender in writing or electronically, if previously authorized. The total of all partial surrenders may not exceed 90% of the surrender value of your policy. We may limit partial surrenders to the extent necessary to meet the federal tax law requirements. Each partial surrender must be at least $500. Partial surrenders are subject to other limitations as described below.

               Partial surrenders may reduce the accumulation value and the specified amount. The amount of the partial surrender and our administrative fee will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of partial surrenders on the death benefit proceeds depends on the death benefit option in effect at the time of the partial surrender.

 DEATH BENEFIT
OPTION IN EFFECT                     IMPACT OF PARTIAL SURRENDER
-----------------------------------------------------------------------------------
      1           Will reduce the accumulation value and the specified amount.

      2           Will reduce the accumulation value, but not the specified amount.

      3 Will reduce the accumulated premiums, and the specified amount to the extent that the amount of the partial surrender exceeds the accumulated premiums.

               Partial surrender proceeds will generally be paid within seven days of our receipt of your request.

               We may at our discretion decline any request for a partial surrender.

POLICY LOANS

               You may borrow against the surrender value of your policy. The loan may be for any amount up to 100% of the current surrender value. However, we reserve the right to limit the amount of your loan so that total policy indebtedness will not exceed 90% of an amount equal to the accumulation value less surrender charge. A loan agreement must be executed and your policy assigned to us free of any other assignments. Outstanding policy loans and accrued interest reduce the policy's death benefit and accumulation value.

               The amount of your loan will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The Loan Account is the account in which policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Sub-Accounts and Fixed Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. Loans, therefore, can affect the policy's death benefit and accumulation value whether or not they are repaid. Interest on policy loans accrues at an effective annual rate of 5% in policy years 1-10 and 4% thereafter, and is payable once a year in arrears on each policy anniversary, or earlier upon full surrender or other payment of proceeds of your policy.

               The amount of your loan, plus any accrued but unpaid interest, is added to your outstanding policy loan balance. Unless paid in advance, loan interest due will be transferred proportionately from the Sub-Accounts and Fixed Account. This amount will be treated as an additional policy loan, and added to the Loan Account value. Lincoln Life credits interest to the loan account value at a rate of 4% in all years, so the net cost of your policy loan is 1% in years 1-10 and 0% thereafter.

               Your outstanding loan balance may be repaid at any time as long as at least one of the insureds is living. The Loan Account will be reduced by the amount of any loan repayment. Any repayment, other than loan interest, will be allocated to the Sub-Accounts and Fixed Account in the same proportion in which net premium payments are currently allocated, unless you instruct otherwise.

               If at any time the total indebtedness against your policy, including interest accrued but not due, equals or exceeds the then current accumulation value less surrender charges, the policy will terminate subject to the conditions in the grace period provision, unless the No Lapse provision is in effect. If your policy lapses while a loan is outstanding, there may be adverse tax consequences.

LAPSE AND REINSTATEMENT

               If at any time the net accumulation value is insufficient to pay the monthly deduction, unless the No Lapse provision is in effect, all policy coverage will terminate. This is referred to as policy lapse. The net accumulation value may be insufficient:

               1) because it has been exhausted by earlier deductions;

               2) as a result of poor investment performance;

               3) due to partial surrenders;

               4) due to indebtedness for policy loans; or

               5) because of a combination of any of these factors.

               If we have not received your premium payment (or payment of indebtedness on policy loans) necessary so that the net accumulation value of your policy is sufficient to pay the monthly deduction amount on a monthly anniversary day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the premium payment (or payment of indebtedness on policy loans) that must be paid to avoid termination of your policy.

               If the amount in the notice is not paid to us within the grace period, then the policy will terminate. The grace period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the monthly anniversary day on which the monthly deduction could not be paid. If the insured dies during the grace period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the policy.

               NO LAPSE PROVISION

               Your policy includes a No Lapse provision. This means that your policy will not lapse as long as you have paid the required No Lapse premium. The No Lapse premium is the cumulative premium required to maintain the No Lapse provision, preventing your policy from lapse, and is shown in the policy specifications.

               There is no difference in the calculation of policy values and death benefit between a policy that has the No Lapse provision, and a policy that does not. This is true whether or not the No Lapse provision is active and keeping the policy from lapsing.

               There is no charge for this feature. It is only available with death benefit options 1 and 2.

               There are three levels of No Lapse protection:

               1) a guarantee until the younger insured reaches, or would have reached, age 100 (must be selected at time of policy application);
               2) a guarantee for the first 20 policy years; and
               3) a guarantee for the first 10 policy years.

                                                                            PROVISION WILL TERMINATE
     LEVEL                     LAPSE PROTECTION                               UPON THE EARLIEST OF
--------------------------------------------------------------------------------------------------------------
Age 100        If elected, a payment of the age 100 No Lapse       1) the age 100 premium requirement is not
               premium is due as of the date of issue and each        met,
               monthly anniversary day to guarantee the policy     2) there is a change in the death benefit
               will not lapse before the younger insured reaches,     option, or
               or would have reached, age 100. All, or a portion   3) the younger insured reaches, or would
               of, the remaining monthly premiums can be paid in      have reached, age 100.
               advance at any time.
                                                                   A period of at least 61 days will be
               As long as the sum of all premium payments (less    granted for the age 100 No Lapse premium if
               any indebtedness and partial surrenders) is at      on any monthly anniversary day it is
               least equal to the sum of the age 100 no lapse      determined that the age 100 No Lapse
               premiums since the date of issue, the policy will   premium has not been met. At least 31 days
               not lapse even if the net accumulation value is     before the end of that period, we will
               insufficient to meet the monthly deductions.        notify you of the amount of premium
                                                                   necessary to maintain the age 100 No Lapse
                                                                   provision.

                                                                   Once the age 100 No Lapse provision is
                                                                   terminated, it cannot be reinstated.
                                                                   However, you may still qualify for either
                                                                   the 20 year or 10 year No Lapse provision.

First 20       During the first 20 years the policy will not       1) a change in the death benefit option,
policy years   lapse, even if the net accumulation value is        2) the younger insured reaches, or would
               insufficient to meet the monthly deductions, as        have reached, age 100, or
               long as the sum of:                                 3) the beginning of the 21st policy year.

               -  all premium payments (less any partial           Failure to meet the No Lapse premium
                  surrenders) accumulated at 4% interest           requirement during the first 20 years does
                                                                   not terminate the No Lapse provision. Any
               -  minus any indebtedness                           premium shortfall can be made up while the
                                                                   policy is in force or during the policy's
               is at least equal to the sum of the 20 year No      grace period.
               Lapse premiums due since date of issue (shown in
               the policy specifications), accumulated at 4%       Continuing to pay the 20 year No Lapse
               interest.                                           premium beyond the termination of the 20
                                                                   year No Lapse provision does not guarantee
                                                                   that the policy will not lapse. Payments
                                                                   must be sufficient to cover your monthly
                                                                   deductions.

                                                                   However, you may still qualify for the 10
                                                                   year No Lapse provision.

                                                                            PROVISION WILL TERMINATE
     LEVEL                       LAPSE PROTECTION                             UPON THE EARLIEST OF
--------------------------------------------------------------------------------------------------------------
First 10       During the first 10 years the policy will not       1) a change in the death benefit option,
policy years   lapse, even if the net accumulation value is        2) the younger insured reaches, or would
               insufficient to meet the monthly deductions, as        have reached, age 100, or
               long as the sum of:                                 3) the beginning of 11th policy year.

               -  all premium payments (less any partial           Failure to meet the No Lapse premium
                  surrenders) accumulated at 4% interest           requirement during the first 10 years does
                                                                   not terminate the No Lapse provision. Any
               -  minus any indebtedness                           premium shortfall can be made up while the
                                                                   policy is in force or during the policy's
               is at least equal to the sum of the 10 year No      grace period.
               Lapse premiums due since date of issue (shown in
               the policy specifications), accumulated at 4%       Continuing to pay the 10 year No Lapse
               interest.                                           premium beyond the termination of the 10
                                                                   year No Lapse provision does not guarantee
                                                                   that the policy will not lapse. Payments
                                                                   must be sufficient to cover your monthly
                                                                   deductions.

               If you fail to satisfy the requirements for the age 100, 20 year and 10 year No Lapse provisions, and you have paid insufficient premium to cover your monthly deductions, the policy, after notice and expiration of the policy grace period, will lapse.

               Your levels of No Lapse premiums are shown on the policy specifications pages. To determine if you are meeting the cumulative premium payment required to retain the No Lapse protection, review your most recent quarterly statement or contact our Administrative Office.

               If the No Lapse provision terminates, the premiums you must pay to keep the policy in force may be significantly higher than the No Lapse premium would have been. If you pay only the minimum premium needed to keep the No Lapse provision in force, you may be foregoing the potential for increased accumulation value that higher premium payments could provide.

               REINSTATEMENT OF A LAPSED POLICY

               If the No Lapse provision is not in effect, and your policy has lapsed, you may reinstate your policy within five years of the policy lapse date, if both insureds are living, provided:

               1) it has not been surrendered;
               2) there is an application for reinstatement in writing;
               3) satisfactory evidence of insurability of both insureds is furnished to us and we agree to accept the risk for both insureds;
               4) we receive a payment sufficient to keep your policy in force for at least two months; and
               5) any accrued loan interest is paid.

               The reinstated policy will be effective as of the monthly anniversary day after the date on which we approve your application for reinstatement. Surrender charges will be reinstated as of the policy year in which your policy lapsed. Your accumulation value at reinstatement will be the net premium payment then made less all monthly deductions due.

TAX ISSUES

               The federal income tax treatment of your policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. You should always consult a tax adviser about the application of tax rules to your individual situation.

               TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

               TAX STATUS OF THE POLICY. Section 7702 of the Internal Revenue Code ("Code") establishes a statutory definition of life insurance for federal tax purposes. We believe that the policy will meet the statutory definition of life insurance under the guideline premium test, which provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, the death benefit payable will generally be excludable from the beneficiary's gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the death of the insured, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for federal income tax purposes.

               The Code also recognizes a cash value accumulation test, which does not limit premiums paid, but requires the policy to provide a minimum death benefit in relation to the policy value, depending on the insured's age, gender, and risk classification. We do not apply this test to the policy.

               INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the policy premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

               RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

               NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your policy.

               TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

               TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for federal income tax purposes.

               POLICIES WHICH ARE MECS

               CHARACTERIZATION OF A POLICY AS A MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in death benefit during the first seven policy years.

               TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from your policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your policy value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

               PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

               SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

               POLICIES WHICH ARE NOT MECS

               TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

               CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS. Section 7702 places limitations on the amount of premium payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

               TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all policy value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

               LAST SURVIVOR CONTRACT

               Although we believe that the policy, when issued as a last survivor contract, complies with Section 7702 of the Code, the manner in which Section 7702 should be applied to last survivor contracts is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under
               Section 7702 regarding this form of contract, there is necessarily some uncertainty whether a last survivor contract will meet the Section 7702 definition of a life insurance contract. As a result, we may need to return a portion of your premium (with earnings) and impose higher cost of insurance charges in the future.

               Due to the coverage of more than one insured under the policy, there are special considerations in applying the 7-pay test. For example, a reduction in the death benefit at any time, such as may occur upon a partial surrender, may cause the policy to be a MEC. Also and more generally, the manner of applying the 7-pay test is somewhat uncertain in the case of policies covering more than one insured.

               OTHER CONSIDERATIONS

               INSURED LIVES PAST AGE 100. If the younger insured survives beyond the end of the mortality table used to measure charges the policy, which ends at age 100, we believe your policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the younger insured attains age 100.

               COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a policy year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the federal tax definition of life insurance.

               DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

               FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

               CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the policy, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

               FAIR VALUE OF YOUR POLICY

               It is sometimes necessary for tax and other reasons to determine the "value" of your policy. The value can be measured differently for different purposes. It is not necessarily the same as the accumulation value or the net accumulation value. You, as the owner, should consult with your advisers for guidance as to the appropriate methodology for determining the fair market value of the policy.

               TAX STATUS OF LINCOLN LIFE

               Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

               In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a policy owner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the policy owner, and held in that account until instructions are received from the appropriate regulator.

LEGAL PROCEEDINGS

               Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

               After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the Separate Account or the Principal Underwriter.

FINANCIAL STATEMENTS

               Financial statements of the Separate Account and financial statements of the Company are located in the SAI.

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Additional information about Lincoln Life, the Separate Account and your policy may be found in the Statement of Additional Information (SAI).

                          TABLE OF CONTENTS OF THE SAI

GENERAL INFORMATION                                                            2
   Lincoln Life                                                                2
   Registration Statement                                                      2
   Changes of Investment Policy                                                2
   Principal Underwriter                                                       3
   Disaster Plan                                                               3
   Advertising                                                                 3
SERVICES                                                                       3
   Administrative Services                                                     3
   Independent Auditors                                                        3
   Accounting Services                                                         3
   Checkbook Service for Disbursements                                         4
POLICY INFORMATION                                                             4
   Assignment                                                                  4
   Change of Ownership                                                         4
   Beneficiary                                                                 4
   Change of Plan                                                              5
   Settlement Options                                                          5
   Deferral of Payments                                                        6
   Incontestability                                                            6
   Misstatement of Age or Gender                                               6
   Suicide                                                                     6
FINANCIAL STATEMENTS                                                           7
   Separate Account                                                          R-1
   Company                                                                   S-1
PERFORMANCE DATA                                                             P-1

The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your policy to this same address and telephone number.

You may request personalized illustrations of death benefits and policy values from your financial adviser without charge.

You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission's Public Reference Room. You should contact the SEC at (202) 942-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC's Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

This prospectus, the funds prospectus, and the SAI are also available on our Internet site, www.LFG.com

LLANY Separate Account R for Flexible Premium Variable Life Insurance 1933 Act Registration No. 333-115884
1940 Act Registration No. 811-08651

                                END OF PROSPECTUS

                    STATEMENT OF ADDITIONAL INFORMATION (SAI)

                                DATED JULY 23, 2004
                   RELATING TO PROSPECTUS DATED JULY 23, 2004 FOR

                             LINCOLN SVUL-IV PRODUCT

     LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE,
                                   REGISTRANT

              LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK, DEPOSITOR

The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your policy. It should be read in conjunction with the product prospectus.

A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:
      Client Service Center, MVL-1
      350 Church Street
      Hartford, CT 06103-1106;
or by telephoning 1-800-444-2363, and requesting a copy of the Lincoln NY SVUL-IV product prospectus.

                          TABLE OF CONTENTS OF THE SAI

CONTENT                                                                     PAGE
-------                                                                     ----
GENERAL INFORMATION                                                            2
   Lincoln Life                                                                2
   Registration Statement                                                      2
   Changes of Investment Policy                                                2
   Principal Underwriter                                                       3
   Disaster Plan                                                               3
   Advertising                                                                 3
SERVICES                                                                       3
   Administrative Services                                                     3
   Independent Auditors                                                        3
   Accounting Services                                                         3
   Checkbook Service for Disbursements                                         4
POLICY INFORMATION                                                             4
   Assignment                                                                  4
   Change of Ownership                                                         4
   Beneficiary                                                                 4
   Change of Plan                                                              5
   Settlement Options                                                          5
   Deferral of Payments                                                        6
   Incontestability                                                            6
   Misstatement of Age or Gender                                               6
   Suicide                                                                     6
FINANCIAL STATEMENTS                                                           7
   Separate Account                                                          R-1
   Company                                                                   S-1
PERFORMANCE DATA                                                             P-1

GENERAL INFORMATION

               LINCOLN LIFE

               Lincoln Life & Annuity Company of New York ("Lincoln Life", "the Company", "we", "us", "our") (EIN 16-1505436) is New
               York-domiciled life insurance company founded on June 6, 1996. Lincoln Life is a subsidiary of The Lincoln National Life Insurance Company (LNLIC), an Indiana-domiciled insurance corporation engaged primarily in the direct issuance of life insurance contracts and annuities. LNLIC is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.

               Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.

               Lincoln Life is subject to the laws of New York governing insurance companies and to regulation by the New York Insurance Department ("Insurance Department"). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company's financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.

               A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of the Company.

               REGISTRATION STATEMENT

               A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.

               CHANGES OF INVESTMENT POLICY

               Lincoln Life may materially change the investment policy of the Separate Account. If this decision is made, we must inform the owners and obtain all necessary regulatory approvals. Any change must be submitted to the Insurance Department. The Insurance Department would not approve the change in investment policy if found to be detrimental to the interests of the owners of the policies or the end result would render our operations hazardous to the public.

               In the event of a material change in the investment strategy of any Sub-Account, you may transfer the amount in that Sub-Account to any other Sub-Account or the Fixed Account, without a transfer charge, even if the 24 free transfers have already been used.

               You must exercise this option to transfer within 60 days after the effective date of such a change in the investment strategy of the Sub-Account.

               PRINCIPAL UNDERWRITER

               Lincoln Financial Advisors Corporation ("LFA"), 1300 S. Clinton Street, Fort Wayne, IN 46802, an affiliate of Lincoln Life, is the principal underwriter for the policies, which are offered continuously. LFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The principal underwriter has overall responsibility for establishing a selling plan for the policies.

               DISASTER PLAN

               We have assigned full-time staff devoted to the development of business continuity plans in conjunction with a national vendor. In addition, we have a site available in which to recover our critical business functions in the event of a disaster. We also conduct tests of our capabilities and plans in the event of a disaster.

               ADVERTISING

               Lincoln Life is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

SERVICES

               ADMINISTRATIVE SERVICES

               Lincoln Life & Annuity Company of New York is an affiliate of The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802, which provides administrative services for the policies. The Lincoln National Life Insurance Company receives no direct compensation for these services.

               INDEPENDENT AUDITORS

               The financial statements of the Separate Account and the financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing elsewhere in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.

               ACCOUNTING SERVICES

               We have entered into an agreement with the Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA, 19203, to provide accounting services to the Separate

               Account. Lincoln Life makes no separate charge against the assets of the Separate Account for this service.

               CHECKBOOK SERVICE FOR DISBURSEMENTS

               We offer a checkbook service in which the death benefit proceeds are transferred into an interest-bearing account, in the beneficiary's name as owner of the account. Your beneficiary has quick access to the proceeds and is the only one authorized to transfer proceeds from the account. This service allows the beneficiary additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened.

               We also offer this same checkbook service for surrenders of your policy of $500,000 or more. Once your request is processed, proceeds are placed in an interest-bearing account in your name. You have complete access to your proceeds through check writing privileges. You have the choice of leaving proceeds in this account or you may write checks immediately -- even a check for the entire amount.

POLICY INFORMATION

               ASSIGNMENT

               While either insured is living, you may assign your rights in the policy, including the right to change the beneficiary designation. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after we have recorded any assignment.

               Once recorded, the assignment remains effective until released by the assignee in writing. As long as an effective assignment remains outstanding, the owner will not be permitted to take any action with respect to the policy without the consent of the assignee in writing.

               CHANGE OF OWNERSHIP

               As long as either insured is living, you may name a new owner by recording a change in ownership in writing at our Administrative Office. The change will be effective the date of execution of the document of transfer and subject to receipt by the Company. We may require that the policy be submitted to us for endorsement before making a change.

               BENEFICIARY

               The beneficiary is initially designated on the application and is the person who will receive the death benefit proceeds payable. Multiple beneficiaries will be paid in equal shares, unless otherwise specified to the Company.

               You may change the beneficiary at any time while either insured is living, except when we have recorded an assignment of your policy or an agreement not to change the beneficiary. Any request for a change in the beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the owner has not reserved the right to change the beneficiary, such a request requires the consent of the beneficiary. The change will be effective as of the date of signature and subject to receipt by the Company.

               If any beneficiary dies before the death of the second insured, that beneficiary's potential interest shall pass to any surviving beneficiaries, unless otherwise specified to the Company. If no named beneficiary survives at the time of the death of the second insured, any death benefit proceeds will be paid to you, as the owner, or to your executor, administrator or assignee.

               CHANGE OF PLAN

               Within 18 months of the date we issue your policy, you may exchange your policy without any evidence of insurability, for any one of the permanent life insurance policies then being issued by the Company which belong to the same class as this policy. Your request for exchange must be in writing. Unless agreed otherwise, the new policy will have the same initial amount of insurance, date of issue and age of the insured as the original policy.

               You may exchange your policy without any evidence of insurability, for any one of the permanent life insurance policies then being issued by the Company which belong to the same class as this policy. Your request for exchange must be in writing. Unless agreed otherwise, the new policy will have the same initial amount of insurance, date of issue and ages of both insureds as the original policy.

               You may exchange the policy for separate single life policies on each of the insureds under any of the following circumstances:
               (1) a change in the Internal Revenue Code (IRC) that would result in a less favorable tax treatment of the insurance provided under this policy,
               (2) the insureds are legally divorced while this policy is in force, or
               (3) the insureds' business is legally dissolved while the policy is in force.

               An exchange for separate policies is subject to all of the following conditions:
               (1) both insureds are alive and the policy is in force at the time of the change in circumstances noted above,
               (2) both insureds furnish evidence of insurability satisfactory to the Company, unless (a) the exchange is applied for within 12 months of the enactment of the change in the IRC, or (b) the exchange is applied for within 24 months of the date of legal divorce with the exchange to become effective after 24 months following the date of legal divorce,
               (3) the amount of insurance of each new policy is not larger than one half of the amount of insurance then in force under this policy, and
               (4) any other requirements as determined by the Company are met.

               The new policy will not take effect until the date all such requirements are met. The premium for each new policy is determined according to the Company's rates in effect at that time for that policy based on each insured's current age and underwriting class, if that underwriting class is available on a single-life basis. If either insured's underwriting class is not available on a single-life basis, the new policy for that insured cannot be issued unless satisfactory evidence of insurability is provided for an underwriting class that is available.

               SETTLEMENT OPTIONS

               You may elect or change a settlement option while at least one insured is alive. If you have not irrevocably selected a settlement option, the beneficiary may elect to change the settlement option within 90 days after the second insured dies. If no settlement option is selected, the death benefit proceeds will be paid in a lump sum.

               If you assign your policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay any remaining death benefit proceeds as elected.

               Your written request to elect, change, or revoke a settlement option must be received in our Administrative Office before payment of the lump sum or any settlement option is initiated. The first payment of the settlement option selected will become payable on the date proceeds are settled. Payments after the first payment will be made on the first day of each month. Once payments have begun, the policy cannot be surrendered and neither the payee nor the settlement option may be changed.

               You have at least four settlement options:
               1) an annuity for the lifetime of the payee;
               2) an annuity for the lifetime of the payee, with monthly
                  payments guaranteed for 60, 120, 180, or 240 months;
               3) monthly payments for a stated number of years, at least five but no more than thirty.
               4) payment of a maximum of 3% interest annually on the sum left on deposit.

               We may offer you or your beneficiary additional settlement options in the future.

               DEFERRAL OF PAYMENTS

               Amounts payable as a result of loans, surrenders or partial surrenders will generally be made within seven days of our receipt of such a request. In the event of a deferral of a surrender, loan or payment of the death benefit proceeds beyond ten days from receipt of the request, interest will accrue and be paid as required by law. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment.

               INCONTESTABILITY

               The Company will not contest your policy or payment of the death benefit proceeds based on the initial specified amount, or an increase in the specified amount requiring evidence of insurability, after your policy or increase has been in force for two years from date of issue or increase.

               MISSTATEMENT OF AGE OR GENDER

               If the age or gender of either of the insureds has been misstated, benefits will be adjusted based on the following values:
               1) the net amount at risk at the time of the second insured's death;
               2) the ratio of the monthly cost of insurance applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age and gender in the policy month of death; and
               3) the accumulation value at the time of the second insured's death.

               The amount of death benefit proceeds will be 1. multiplied by 2. and then the result added to 3.

               SUICIDE

               If the second insured dies by suicide, while sane or insane, within two years from the date of issue, the Company will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the second insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount.

FINANCIAL STATEMENTS

               The December 31, 2003 financial statements of the Separate Account and financial statements of the Company follow.

      LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

                                                                                         MORTALITY & EXPENSE
                                                                                         GUARANTEE CHARGES PAYABLE
                                                                                         TO LINCOLN LIFE & ANNUITY
SUBACCOUNT                                                    INVESTMENTS  TOTAL ASSETS  COMPANY OF NEW YORK         NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                               $   451,981  $    451,981                       $ 10   $   451,971
AIM V.I. International Growth                                      45,672        45,672                          1        45,671
AIM V.I. Premier Equity                                           409,400       409,400                          9       409,391
ABVPSF Growth and Income                                          127,198       127,198                          3       127,195
ABVPSF Premier Growth                                                 713           713                         --           713
ABVPSF Small Cap Value                                             16,517        16,517                         --        16,517
ABVPSF Technology                                                 107,690       107,690                          2       107,688
American Funds Global Small Capitalization Class 2                  7,566         7,566                         --         7,566
American Funds Growth Class 2                                     384,650       384,650                          8       384,642
American Funds Growth -- Income Class 2                           206,892       206,892                          5       206,887
American Funds International Class 2                               62,822        62,822                          1        62,821
Baron Capital Asset                                               174,577       174,577                          4       174,573
Delaware VIPT Emerging Markets                                     19,789        19,789                         --        19,789
Delaware VIPT High Yield                                           22,455        22,455                         --        22,455
Delaware VIPT Large Cap Value                                         851           851                         --           851
Delaware VIPT REIT                                                105,632       105,632                          2       105,630
Delaware VIPT Small Cap Value                                     379,323       379,323                          8       379,315
Delaware VIPT Trend                                               145,135       145,135                          3       145,132
Delaware VIPT U.S. Growth                                          36,911        36,911                          1        36,910
Fidelity VIP Contrafund Service Class                             184,913       184,913                          4       184,909
Fidelity VIP Equity-Income Service Class                           66,734        66,734                          1        66,733
Fidelity VIP Growth Service Class                                  52,833        52,833                          1        52,832
Fidelity VIP Growth Opportunities Service Class                    29,853        29,853                          1        29,852
Fidelity VIP High Income Service Class                            136,289       136,289                          3       136,286
Fidelity VIP Overseas Service Class                                86,034        86,034                          2        86,032
FTVIPT Franklin Small Cap                                           5,217         5,217                         --         5,217
FTVIPT Templeton Foreign Securities Class 2                        70,642        70,642                          2        70,640
FTVIPT Templeton Growth Securities                                  5,661         5,661                         --         5,661
FTVIPT Templeton Growth Securities Class 2                          9,500         9,500                         --         9,500
Janus Aspen Series Balanced                                       173,888       173,888                          4       173,884
Janus Aspen Series Balanced Service Shares                         75,692        75,692                          2        75,690

See accompanying notes.

                                                                                         MORTALITY & EXPENSE
                                                                                         GUARANTEE CHARGES PAYABLE
                                                                                         TO LINCOLN LIFE & ANNUITY
SUBACCOUNT                                                    INVESTMENTS  TOTAL ASSETS  COMPANY OF NEW YORK         NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Global Technology Service Shares           $     9,421  $      9,421                       $ --   $     9,421
Janus Aspen Series Mid Cap Growth Service Shares                   52,817        52,817                          1        52,816
Janus Aspen Series Worldwide Growth                               213,548       213,548                          5       213,543
Janus Aspen Series Worldwide Growth Service Shares                  2,281         2,281                         --         2,281
Lincoln VIPT Aggressive Growth                                        797           797                         --           797
Lincoln VIPT Bond                                                 622,181       622,181                         14       622,167
Lincoln VIPT Capital Appreciation                                  55,727        55,727                          1        55,726
Lincoln VIPT Equity-Income                                         16,763        16,763                         --        16,763
Lincoln VIPT Global Asset Allocation                               10,159        10,159                         --        10,159
Lincoln VIPT International                                         29,618        29,618                          1        29,617
Lincoln VIPT Money Market                                         477,940       477,940                         10       477,930
Lincoln VIPT Social Awareness                                       6,188         6,188                         --         6,188
MFS VIT Capital Opportunities                                         750           750                         --           750
MFS VIT Emerging Growth                                            90,673        90,673                          2        90,671
MFS VIT Total Return                                              203,000       203,000                          4       202,996
MFS VIT Utilities                                                  80,657        80,657                          2        80,655
NB AMT Mid-Cap Growth                                             413,375       413,375                          9       413,366
NB AMT Partners                                                    59,291        59,291                          1        59,290
NB AMT Regency                                                      1,021         1,021                         --         1,021
Putnam VT Growth & Income Class IB                                 14,460        14,460                         --        14,460
Putnam VT Health Sciences Class IB                                  2,681         2,681                         --         2,681
Scudder VIT EAFE Equity Index                                      37,662        37,662                          1        37,661
Scudder VIT Equity 500 Index                                      331,927       331,927                          7       331,920
Scudder VIT Small Cap Index                                        98,948        98,948                          2        98,946

See accompanying notes.

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2003

                                                     DIVIDENDS         MORTALITY AND      NET
                                                     FROM              EXPENSE            INVESTMENT         NET REALIZED
                                                     INVESTMENT        GUARANTEE          INCOME             GAIN (LOSS)
SUBACCOUNT                                           INCOME            CHARGES            (LOSS)             ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                      $            --   $        (3,087)   $        (3,087)   $       (10,379)
AIM V.I. International Growth                                    217              (343)              (126)            (4,631)
AIM V.I. Premier Equity                                        1,130            (2,942)            (1,812)           (21,284)
ABVPSF Growth and Income                                         130              (260)              (130)                19
ABVPSF Premier Growth                                             --                (5)                (5)               (12)
ABVPSF Small Cap Value                                            49               (72)               (23)               771
ABVPSF Technology                                                 --              (193)              (193)               (10)
American Funds Global Small Capitalization Class 2                40               (50)               (10)               (34)
American Funds Growth Class 2                                    354            (2,500)            (2,146)           (18,061)
American Funds Growth -- Income Class 2                        1,828            (1,307)               521            (12,500)
American Funds International Class 2                             659              (226)               433                564
Baron Capital Asset                                               --            (1,216)            (1,216)              (647)
Delaware VIPT Emerging Markets                                   314              (111)               203                191
Delaware VIPT High Yield                                       1,234              (157)             1,077               (779)
Delaware VIPT Large Cap Value                                     15                (7)                 8                 (5)
Delaware VIPT REIT                                             2,003              (645)             1,358                801
Delaware VIPT Small Cap Value                                    729            (1,747)            (1,018)             1,621
Delaware VIPT Trend                                               --              (868)              (868)            (2,347)
Delaware VIPT U.S. Growth                                         14              (130)              (116)                50
Fidelity VIP Contrafund Service Class                            356              (975)              (619)              (418)
Fidelity VIP Equity-Income Service Class                         160              (179)               (19)                69
Fidelity VIP Growth Service Class                                 20              (175)              (155)              (772)
Fidelity VIP Growth Opportunities Service Class                  263              (257)                 6             (4,644)
Fidelity VIP High Income Service Class                         8,670            (1,007)             7,663               (227)
Fidelity VIP Overseas Service Class                                6              (150)              (144)                (2)
FTVIPT Franklin Small Cap                                         --               (33)               (33)                 2
FTVIPT Templeton Foreign Securities Class 2                    1,079              (461)               618            (11,426)
FTVIPT Templeton Growth Securities                                71               (34)                37                (23)
FTVIPT Templeton Growth Securities Class 2                       130               (91)                39            (17,815)


                                                     DIVIDENDS                                              NET INCREASE
                                                     FROM                                 NET CHANGE        (DECREASE)
                                                     NET REALIZED      NET REALIZED       IN UNREALIZED     IN NET ASSETS
                                                     GAIN ON           GAIN (LOSS)        APPRECIATION      RESULTING
SUBACCOUNT                                           INVESTMENTS       ON INVESTMENTS     ON INVESTMENTS    FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                      $            --   $        (10,379)  $        119,345   $       105,879
AIM V.I. International Growth                                     --             (4,631)            15,111            10,354
AIM V.I. Premier Equity                                           --            (21,284)           106,470            83,374
ABVPSF Growth and Income                                          --                 19             10,470            10,359
ABVPSF Premier Growth                                             --                (12)               153               136
ABVPSF Small Cap Value                                           118                889              2,495             3,361
ABVPSF Technology                                                 --                (10)             2,317             2,114
American Funds Global Small Capitalization Class 2                --                (34)             2,847             2,803
American Funds Growth Class 2                                     --            (18,061)           115,136            94,929
American Funds Growth -- Income Class 2                           --            (12,500)            55,808            43,829
American Funds International Class 2                              --                564             11,255            12,252
Baron Capital Asset                                               --               (647)            41,393            39,530
Delaware VIPT Emerging Markets                                    --                191              7,612             8,006
Delaware VIPT High Yield                                          --               (779)             4,444             4,742
Delaware VIPT Large Cap Value                                     --                 (5)               184               187
Delaware VIPT REIT                                               615              1,416             20,912            23,686
Delaware VIPT Small Cap Value                                     --              1,621             76,391            76,994
Delaware VIPT Trend                                               --             (2,347)            36,354            33,139
Delaware VIPT U.S. Growth                                         --                 50              4,020             3,954
Fidelity VIP Contrafund Service Class                             --               (418)            32,493            31,456
Fidelity VIP Equity-Income Service Class                          --                 69              7,377             7,427
Fidelity VIP Growth Service Class                                 --               (772)             6,190             5,263
Fidelity VIP Growth Opportunities Service Class                   --             (4,644)            13,222             8,584
Fidelity VIP High Income Service Class                            --               (227)            21,433            28,869
Fidelity VIP Overseas Service Class                               --                 (2)             6,748             6,602
FTVIPT Franklin Small Cap                                         --                  2              1,396             1,365
FTVIPT Templeton Foreign Securities Class 2                       --            (11,426)            27,354            16,546
FTVIPT Templeton Growth Securities                                --                (23)             1,223             1,237
FTVIPT Templeton Growth Securities Class 2                        --            (17,815)            19,367             1,591

See accompanying notes.

                                                     DIVIDENDS         MORTALITY AND      NET
                                                     FROM              EXPENSE            INVESTMENT         NET REALIZED
                                                     INVESTMENT        GUARANTEE          INCOME             GAIN (LOSS)
SUBACCOUNT                                           INCOME            CHARGES            (LOSS)             ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced                          $         7,410    $        (3,605)   $         3,805    $       (12,107)
Janus Aspen Series Balanced Service Shares                       974               (279)               695                 71
Janus Aspen Series Global Technology Service Shares               --               (104)              (104)            (9,212)
Janus Aspen Series Mid Cap Growth Service Shares                  --               (167)              (167)               303
Janus Aspen Series Worldwide Growth                            3,163             (2,452)               711            (62,512)
Janus Aspen Series Worldwide Growth Service Shares                15                (13)                 2                (27)
Lincoln VIPT Aggressive Growth                                    --                 (6)                (6)                (7)
Lincoln VIPT Bond                                             22,831             (4,086)            18,745              7,387
Lincoln VIPT Capital Appreciation                                 --               (423)              (423)           (16,967)
Lincoln VIPT Equity-Income                                       142               (132)                10             (1,151)
Lincoln VIPT Global Asset Allocation                             273                (70)               203                (33)
Lincoln VIPT International                                       307               (133)               174                284
Lincoln VIPT Money Market                                      7,011             (7,977)              (966)                --
Lincoln VIPT Social Awareness                                     47                (40)                 7                (46)
MFS VIT Capital Opportunities                                      2                 (6)                (4)               (10)
MFS VIT Emerging Growth                                           --               (591)              (591)            (3,243)
MFS VIT Total Return                                           2,215             (1,113)             1,102                172
MFS VIT Utilities                                              1,277               (502)               775             (2,569)
NB AMT Mid-Cap Growth                                             --             (2,264)            (2,264)            (3,491)
NB AMT Partners                                                   --               (404)              (404)            (1,340)
NB AMT Regency                                                    --                 (7)                (7)                 7
Putnam VT Growth & Income Class IB                                14                (20)                (6)                (6)
Putnam VT Health Sciences Class IB                                14                (20)                (6)               (46)
Scudder VIT EAFE Equity Index                                  1,375               (250)             1,125               (478)
Scudder VIT Equity 500 Index                                   2,956             (2,047)               909            (11,958)
Scudder VIT Small Cap Index                                      589               (551)                38                  4

                                                     DIVIDENDS                                              NET INCREASE
                                                     FROM                                 NET CHANGE        (DECREASE)
                                                     NET REALIZED      NET REALIZED       IN UNREALIZED     IN NET ASSETS
                                                     GAIN ON           GAIN (LOSS)        APPRECIATION      RESULTING
SUBACCOUNT                                           INVESTMENTS       ON INVESTMENTS     ON INVESTMENTS    FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced                          $            --   $        (12,107)  $         64,199   $        55,897
Janus Aspen Series Balanced Service Shares                        --                 71              4,755             5,521
Janus Aspen Series Global Technology Service Share                --             (9,212)            13,753             4,437
Janus Aspen Series Mid Cap Growth Service Shares                  --                303              5,994             6,130
Janus Aspen Series Worldwide Growth                               --            (62,512)           129,802            68,001
Janus Aspen Series Worldwide Growth Service Shares                --                (27)               398               373
Lincoln VIPT Aggressive Growth                                    --                 (7)               210               197
Lincoln VIPT Bond                                              4,225             11,612              2,002            32,359
Lincoln VIPT Capital Appreciation                                 --            (16,967)            32,497            15,107
Lincoln VIPT Equity-Income                                        --             (1,151)             5,955             4,814
Lincoln VIPT Global Asset Allocation                              --                (33)             1,400             1,570
Lincoln VIPT International                                        --                284              5,880             6,338
Lincoln VIPT Money Market                                         --                 --                 --              (966)
Lincoln VIPT Social Awareness                                     --                (46)             1,479             1,440
MFS VIT Capital Opportunities                                     --                (10)               175               161
MFS VIT Emerging Growth                                           --             (3,243)            22,526            18,692
MFS VIT Total Return                                              --                172             21,239            22,513
MFS VIT Utilities                                                 --             (2,569)            20,936            19,142
NB AMT Mid-Cap Growth                                             --             (3,491)            75,404            69,649
NB AMT Partners                                                   --             (1,340)            16,939            15,195
NB AMT Regency                                                    --                  7                271               271
Putnam VT Growth & Income Class IB                                --                 (6)             1,167             1,155
Putnam VT Health Sciences Class IB                                --                (46)               447               395
Scudder VIT EAFE Equity Index                                     --               (478)             8,560             9,207
Scudder VIT Equity 500 Index                                      --            (11,958)            75,668            64,619
Scudder VIT Small Cap Index                                       --                  4             26,925            26,967

See accompanying notes.

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2002 AND 2003

                                                                            AIM              AIM
                                                           AIM              V.I.             V.I.             ABVPSF
                                                           V.I.             INTERNATIONAL    PREMIER          GROWTH AND
                                                           GROWTH           GROWTH           EQUITY           INCOME
                                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                              $     294,926    $      46,696    $     369,587    $           946
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                  (2,605)             (78)          (1,585)                (2)
  - Net realized gain (loss) on investments                      (17,597)            (881)         (15,151)                17
  - Net change in unrealized appreciation or
      depreciation on investments                               (105,578)          (8,605)        (116,367)              (225)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    (125,780)          (9,564)        (133,103)              (210)
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                        173,388           16,597          123,914                 --
  - Participant withdrawals                                      (39,639)          (4,696)         (43,709)               (58)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                              133,749           11,901           80,205                (58)
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            7,969            2,337          (52,898)              (268)
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2002                                  302,895           49,033          316,689                678
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                  (3,087)            (126)          (1,812)              (130)
  - Net realized gain (loss) on investments                      (10,379)          (4,631)         (21,284)                19
  - Net change in unrealized appreciation on investments         119,345           15,111          106,470             10,470
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     105,879           10,354           83,374             10,359
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                         79,789            7,420           61,124            116,876
  - Participant withdrawals                                      (36,592)         (21,136)         (51,796)              (718)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                               43,197          (13,716)           9,328            116,158
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          149,076           (3,362)          92,702            126,517
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                            $     451,971    $      45,671    $     409,391    $       127,195
                                                           =============    =============    =============    ===============

                                                                                                              AMERICAN
                                                                                                              FUNDS
                                                           ABVPSF           ABVPSF                            GLOBAL SMALL
                                                           PREMIER          SMALL CAP        ABVPSF           CAPITALIZATION
                                                           GROWTH           VALUE            TECHNOLOGY       CLASS 2
                                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                              $         985    $       1,029    $       1,046    $         2,016
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                      (6)              (7)              (6)                --
  - Net realized gain (loss) on investments                           (9)              10              (12)              (172)
  - Net change in unrealized appreciation or
      depreciation on investments                                   (284)             (59)            (414)            (1,026)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                        (299)             (56)            (432)            (1,198)
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                             --            7,920               --              5,560
  - Participant withdrawals                                          (58)            (924)             (53)            (1,580)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                                  (58)           6,996              (53)             3,980
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (357)           6,940             (485)             2,782
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2002                                      628            7,969              561              4,798
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                      (5)             (23)            (193)               (10)
  - Net realized gain (loss) on investments                          (12)             889              (10)               (34)
  - Net change in unrealized appreciation on investments             153            2,495            2,317              2,847
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                         136            3,361            2,114              2,803
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                             --            7,979          105,365              1,233
  - Participant withdrawals                                          (51)          (2,792)            (352)            (1,268)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                                  (51)           5,187          105,013                (35)
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               85            8,548          107,127              2,768
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                            $         713    $      16,517    $     107,688    $         7,566
                                                           =============    =============    =============    ===============

See accompanying notes.

                                                                            AMERICAN         AMERICAN
                                                           AMERICAN         FUNDS GROWTH-    FUNDS            BARON
                                                           FUNDS GROWTH     INCOME           INTERNATIONAL    CAPITAL
                                                           CLASS 2          CLASS 2          CLASS 2          ASSET
                                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                              $     218,174    $     104,999    $         943    $       175,533
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                  (2,237)             598                4             (1,727)
  - Net realized gain (loss) on investments                      (28,172)          (3,532)              (3)            (9,701)
  - Net change in unrealized appreciation or
      depreciation on investments                                (59,627)         (22,865)            (143)           (23,990)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     (90,036)         (25,799)            (142)           (35,418)
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                        201,878          134,527               --            120,430
  - Participant withdrawals                                      (66,076)         (18,519)             (63)          (118,078)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                              135,802          116,008              (63)             2,352
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           45,766           90,209             (205)           (33,066)
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2002                                  263,940          195,208              738            142,467
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                  (2,146)             521              433             (1,216)
  - Net realized gain (loss) on investments                      (18,061)         (12,500)             564               (647)
  - Net change in unrealized appreciation on investments         115,136           55,808           11,255             41,393
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      94,929           43,829           12,252             39,530
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                         56,965           43,291           51,866              2,578
  - Participant withdrawals                                      (31,192)         (75,441)          (2,035)           (10,002)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                               25,773          (32,150)          49,831             (7,424)
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          120,702           11,679           62,083             32,106
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                            $     384,642    $     206,887    $      62,821    $       174,573
                                                           =============    =============    =============    ===============

                                                                            DELAWARE                          DELAWARE
                                                           DELAWARE         VIPT             DELAWARE         VIPT
                                                           VIPT             EMERGING         VIPT             LARGE CAP
                                                           DEVON            MARKETS          HIGH YIELD       VALUE
                                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                              $         200    $       6,504    $      23,906    $           967
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                       1            1,267            2,270                  7
  - Net realized gain (loss) on investments                          (59)          (5,542)            (562)                (4)
  - Net change in unrealized appreciation or
      depreciation on investments                                     39             (641)          (1,434)              (184)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                         (19)          (4,916)             274               (181)
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                             --           58,940            9,226                 --
  - Participant withdrawals                                         (181)         (50,167)          (4,082)               (63)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                                 (181)           8,773            5,144                (63)
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (200)           3,857            5,418               (244)
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2002                                       --           10,361           29,324                723
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                      --              203            1,077                  8
  - Net realized gain (loss) on investments                           --              191             (779)                (5)
  - Net change in unrealized appreciation on investments              --            7,612            4,444                184
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                          --            8,006            4,742                187
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                             --            3,436            5,934                 --
  - Participant withdrawals                                           --           (2,014)         (17,545)               (59)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                                   --            1,422          (11,611)               (59)
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               --            9,428           (6,869)               128
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                            $          --    $      19,789    $      22,455    $           851
                                                           =============    =============    =============    ===============

See accompanying notes.

                                                                            DELAWARE
                                                           DELAWARE         VIPT             DELAWARE         DELAWARE
                                                           VIPT             SMALL CAP        VIPT             VIPT
                                                           REIT             VALUE            TREND            U.S. GROWTH
                                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                              $      40,726    $     165,843    $      88,842    $           974
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                     731             (498)            (694)                (3)
  - Net realized gain (loss) on investments                        1,438            2,680           (7,681)                (9)
  - Net change in unrealized appreciation
     or depreciation on investments                                 (295)         (17,173)         (11,787)              (271)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       1,874          (14,991)         (20,162)              (283)
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                         39,255           81,868           44,273                 --
  - Participant withdrawals                                       (9,369)         (67,287)         (30,398)               (57)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                               29,886           14,581           13,875                (57)
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           31,760             (410)          (6,287)              (340)
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2002                                   72,486          165,433           82,555                634
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                   1,358           (1,018)            (868)              (116)
  - Net realized gain (loss) on investments                        1,416            1,621           (2,347)                50
  - Net change in unrealized appreciation on investments          20,912           76,391           36,354              4,020
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      23,686           76,994           33,139              3,954
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                         19,162          148,887           41,786             33,006
  - Participant withdrawals                                       (9,704)         (11,999)         (12,348)              (684)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                                9,458          136,888           29,438             32,322
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           33,144          213,882           62,577             36,276
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                            $     105,630    $     379,315    $     145,132    $        36,910
                                                           =============    =============    =============    ===============

                                                           FIDELITY         FIDELITY         FIDELITY         FIDELITY
                                                           VIP              VIP EQUITY-      VIP              VIP GROWTH
                                                           CONTRAFUND       INCOME           GROWTH           OPPORTUNITIES
                                                           SERVICE          SERVICE          SERVICE          SERVICE
                                                           CLASS            CLASS            CLASS            CLASS
                                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                              $      64,195    $         968    $       4,722    $        39,919
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                    (203)               6              (58)                 2
  - Net realized gain (loss) on investments                       (1,071)              13             (178)              (702)
  - Net change in unrealized appreciation
     or depreciation on investments                               (8,972)            (247)          (2,666)           (10,449)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     (10,246)            (228)          (2,902)           (11,149)
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                         51,035            9,240            8,479             13,314
  - Participant withdrawals                                      (12,055)          (1,054)            (794)            (3,309)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                               38,980            8,186            7,685             10,005
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           28,734            7,958            4,783             (1,144)
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2002                                   92,929            8,926            9,505             38,775
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                    (619)             (19)            (155)                 6
  - Net realized gain (loss) on investments                         (418)              69             (772)            (4,644)
  - Net change in unrealized appreciation on investments          32,493            7,377            6,190             13,222
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      31,456            7,427            5,263              8,584
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                         74,558           53,849           40,266              6,551
  - Participant withdrawals                                      (14,034)          (3,469)          (2,202)           (24,058)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                              60,524           50,380           38,064            (17,507)
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           91,980           57,807           43,327             (8,923)
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                            $     184,909    $      66,733    $      52,832    $        29,852
                                                           =============    =============    =============    ===============

See accompanying notes.

                                                           FIDELITY                                           FTVIPT
                                                           VIP              FIDELITY                          TEMPLETON
                                                           HIGH             VIP              FTVIPT           FOREIGN
                                                           INCOME           OVERSEAS         FRANKLIN         SECURITIES
                                                           SERVICE CLASS    SERVICE CLASS    SMALL CAP        CLASS 2
                                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                              $      71,263    $         933    $       2,874    $        50,424
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                   8,735               (1)             (10)               445
  - Net realized gain (loss) on investments                         (285)              (5)             (74)            (1,948)
  - Net change in unrealized appreciation
      or depreciation on investments                              (4,418)            (182)            (857)            (9,858)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       4,032             (188)            (941)           (11,361)
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                         66,159               --            2,477             26,162
  - Participant withdrawals                                       (2,370)             (62)            (497)            (5,248)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                               63,789              (62)           1,980             20,914
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           67,821             (250)           1,039              9,553
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2002                                  139,084              683            3,913             59,977
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                   7,663             (144)             (33)               618
  - Net realized gain (loss) on investments                         (227)              (2)               2            (11,426)
  - Net change in unrealized appreciation on investments          21,433            6,748            1,396             27,354
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      28,869            6,602            1,365             16,546
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                          1,651           79,031              780              2,106
  - Participant withdrawals                                      (33,318)            (284)            (841)            (7,989)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                              (31,667)          78,747              (61)            (5,883)
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (2,798)          85,349            1,304             10,663
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                            $     136,286    $      86,032    $       5,217    $        70,640
                                                           =============    =============    =============    ===============

                                                                                                              JANUS
                                                                            FTVIPT                            ASPEN
                                                           FTVIPT           TEMPLETON        JANUS            SERIES
                                                           TEMPLETON        GROWTH           ASPEN            BALANCED
                                                           GROWTH           SECURITIES       SERIES           SERVICE
                                                           SECURITIES       CLASS 2          BALANCED         SHARES
                                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                              $         964    $      59,842    $     399,625    $           923
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                      23              895            6,587                 38
  - Net realized gain (loss) on investments                            8           (3,510)          (5,962)                (5)
  - Net change in unrealized appreciation
      or depreciation on investments                                (585)          (9,895)         (30,162)              (122)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                        (554)         (12,510)         (29,537)               (89)
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                          3,766           22,483           45,939              4,248
  - Participant withdrawals                                         (331)         (15,319)         (20,709)              (757)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                                3,435            7,164           25,230              3,491
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            2,881           (5,346)          (4,307)             3,402
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2002                                    3,845           54,496          395,318              4,325
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                      37               39            3,805                695
  - Net realized gain (loss) on investments                          (23)         (17,815)         (12,107)                71
  - Net change in unrealized appreciation on investments           1,223           19,367           64,199              4,755
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       1,237            1,591           55,897              5,521
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                          1,265            3,203           92,899             69,959
  - Participant withdrawals                                         (686)         (49,790)        (370,230)            (4,115)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                                  579          (46,587)        (277,331)            65,844
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            1,816          (44,996)        (221,434)            71,365
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                            $       5,661    $       9,500    $     173,884    $        75,690
                                                           =============    =============    =============    ===============

See accompanying notes.

                                                           JANUS            JANUS                             JANUS
                                                           ASPEN            ASPEN SERIES                      ASPEN SERIES
                                                           SERIES GLOBAL    MID CAP          JANUS ASPEN      WORLDWIDE
                                                           TECHNOLOGY       GROWTH           SERIES           GROWTH
                                                           SERVICE          SERVICE          WORLDWIDE        SERVICE
                                                           SHARES           SHARES           GROWTH           SHARES
                                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                              $      28,993    $         959    $     388,091    $           972
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                    (202)              (6)             258                 (2)
  - Net realized gain (loss) on investments                       (1,035)             (12)         (54,444)               (12)
  - Net change in unrealized appreciation
      or depreciation on investments                             (12,436)            (253)         (35,494)              (384)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     (13,673)            (271)         (89,680)              (398)
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                          8,733               --           63,959                860
  - Participant withdrawals                                       (2,861)             (54)        (110,982)              (100)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                                5,872              (54)         (47,023)               760
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (7,801)            (325)        (136,703)               362
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2002                                   21,192              634          251,388              1,334
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                    (104)            (167)             711                  2
  - Net realized gain (loss) on investments                       (9,212)             303          (62,512)               (27)
  - Net change in unrealized appreciation on investments          13,753            5,994          129,802                398
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       4,437            6,130           68,001                373
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                          2,265           52,763           85,851                831
  - Participant withdrawals                                      (18,473)          (6,711)        (191,697)              (257)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                              (16,208)          46,052         (105,846)               574
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (11,771)          52,182          (37,845)               947
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                            $       9,421    $      52,816    $     213,543    $         2,281
                                                           =============    =============    =============    ===============

                                                           LINCOLN                           LINCOLN          LINCOLN
                                                           VIPT                              VIPT             VIPT
                                                           AGGRESSIVE       LINCOLN          CAPITAL          EQUITY-
                                                           GROWTH           VIPT BOND        APPRECIATION     INCOME
                                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                              $       1,020    $     308,029    $     106,050    $        21,041
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                      (6)          17,774             (513)                77
  - Net realized gain (loss) on investments                           (6)           2,787          (32,374)            (1,015)
  - Net change in unrealized appreciation
      or depreciation on investments                                (293)          16,982           16,384             (3,146)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                        (305)          37,543          (16,503)            (4,084)
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                             --          235,067           21,915              9,315
  - Participant withdrawals                                          (61)         (39,194)         (61,826)            (6,927)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                                  (61)         195,873          (39,911)             2,388
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (366)         233,416          (56,414)            (1,696)
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2002                                      654          541,445           49,636             19,345
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                      (6)          18,745             (423)                10
  - Net realized gain (loss) on investments                           (7)          11,612          (16,967)            (1,151)
  - Net change in unrealized appreciation on investments             210            2,002           32,497              5,955
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                         197           32,359           15,107              4,814
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                              1          114,598           19,535              2,581
  - Participant withdrawals                                          (55)         (66,235)         (28,552)            (9,977)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                                  (54)          48,363           (9,017)            (7,396)
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              143           80,722            6,090             (2,582)
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                            $         797    $     622,167    $      55,726    $        16,763
                                                           =============    =============    =============    ===============

See accompanying notes.

                                                           LINCOLN
                                                           VIPT                              LINCOLN          LINCOLN
                                                           GLOBAL           LINCOLN          VIPT             VIPT
                                                           ASSET            VIPT             MONEY            SOCIAL
                                                           ALLOCATION       INTERNATIONAL    MARKET           AWARENESS
                                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                              $       2,682    $         946    $     762,584    $         4,058
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                      70               37            1,932                  8
  - Net realized gain (loss) on investments                          (24)             (17)              --                (86)
  - Net change in unrealized appreciation
      or depreciation on investments                                (892)            (362)              --             (1,045)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                        (846)            (342)           1,932             (1,123)
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                          7,145           15,761        1,439,493              1,390
  - Participant withdrawals                                         (578)          (1,535)      (1,017,000)              (589)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                                6,567           14,226          422,493                801
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            5,721           13,884          424,425               (322)
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2002                                    8,403           14,830        1,187,009              3,736
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                     203              174             (966)                 7
  - Net realized gain (loss) on investments                          (33)             284               --                (46)
  - Net change in unrealized appreciation on investments           1,400            5,880               --              1,479
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       1,570            6,338             (966)             1,440
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                            800           12,540          441,918              1,415
  - Participant withdrawals                                         (614)          (4,091)      (1,150,031)              (403)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                                  186            8,449         (708,113)             1,012
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            1,756           14,787         (709,079)             2,452
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                            $      10,159    $      29,617    $     477,930    $         6,188
                                                           =============    =============    =============    ===============

                                                           MFS              MFS              MFS
                                                           VIT              VIT              VIT              MFS
                                                           CAPITAL          EMERGING         TOTAL            VIT
                                                           OPPORTUNITIES    GROWTH           RETURN           UTILITIES
                                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                              $         991    $      60,062    $      21,997    $        50,396
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                      (6)            (450)              84                682
  - Net realized gain (loss) on investments                           (9)          (5,775)             (48)            (7,608)
  - Net change in unrealized appreciation
      or depreciation on investments                                (278)         (17,345)          (3,271)            (5,264)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                        (293)         (23,570)          (3,235)           (12,190)
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                             --           30,546          100,305             28,601
  - Participant withdrawals                                          (57)          (8,507)         (11,009)           (18,437)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                                  (57)          22,039           89,296             10,164
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (350)          (1,531)          86,061             (2,026)
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2002                                      641           58,531          108,058             48,370
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                      (4)            (591)           1,102                775
  - Net realized gain (loss) on investments                          (10)          (3,243)             172             (2,569)
  - Net change in unrealized appreciation on investments             175           22,526           21,239             20,936
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                         161           18,692           22,513             19,142
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                             --           21,488           94,996             27,442
  - Participant withdrawals                                          (52)          (8,040)         (22,571)           (14,299)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                                  (52)          13,448           72,425             13,143
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              109           32,140           94,938             32,285
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                            $         750    $      90,671    $     202,996    $        80,655
                                                           =============    =============    =============    ===============

See accompanying notes.

                                                                                                              PUTNAM
                                                                                                              VT GROWTH &
                                                           NB AMT           NB AMT           NB AMT           INCOME
                                                           MID-CAP GROWTH   PARTNERS         REGENCY          CLASS IB
                                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                              $     171,626    $      45,842    $         995    $           953
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                  (1,867)            (157)              (5)                11
  - Net realized gain (loss) on investments                      (22,952)            (527)               4                 (6)
  - Net change in unrealized appreciation
      or depreciation on investments                             (65,576)         (13,201)            (106)              (187)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     (90,395)         (13,885)            (107)              (182)
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                        141,622           15,379               --                 --
  - Participant withdrawals                                      (23,134)          (3,818)             (70)               (61)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                              118,488           11,561              (70)               (61)
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           28,093           (2,324)            (177)              (243)
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2002                                  199,719           43,518              818                710
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                  (2,264)            (404)              (7)                (6)
  - Net realized gain (loss) on investments                       (3,491)          (1,340)               7                 (6)
  - Net change in unrealized appreciation on investments          75,404           16,939              271              1,167
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      69,649           15,195              271              1,155
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                        162,157            3,739               --             12,671
  - Participant withdrawals                                      (18,159)          (3,162)             (68)               (76)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                              143,998              577              (68)            12,595
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          213,647           15,772              203             13,750
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                            $     413,366    $      59,290    $       1,021    $        14,460
                                                           =============    =============    =============    ===============

                                                           PUTNAM
                                                           VT HEALTH        SCUDDER          SCUDDER          SCUDDER
                                                           SCIENCES         VIT EAFE         VIT EQUITY       VIT SMALL
                                                           CLASS IB         EQUITY INDEX     500 INDEX        CAP INDEX
                                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                              $       2,721    $      12,236    $     285,606    $        62,243
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                     (19)             323              291               (100)
  - Net realized gain (loss) on investments                          (53)            (626)         (32,338)            (6,278)
  - Net change in unrealized appreciation
      or depreciation on investments                                (504)          (4,908)         (39,528)            (8,067)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                        (576)          (5,211)         (71,575)           (14,445)
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                            640           27,085           66,725             20,793
  - Participant withdrawals                                         (346)          (4,291)         (72,248)           (22,273)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                                  294           22,794           (5,523)            (1,480)
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (282)          17,583          (77,098)           (15,925)
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2002                                    2,439           29,819          208,508             46,318
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                      (6)           1,125              909                 38
  - Net realized gain (loss) on investments                          (46)            (478)         (11,958)                 4
  - Net change in unrealized appreciation on investments             447            8,560           75,668             26,925
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                         395            9,207           64,619             26,967
CHANGES FROM UNIT TRANSACTIONS:
  - Participant purchases                                            141              600           91,833             35,749
  - Participant withdrawals                                         (294)          (1,965)         (33,040)           (10,088)
                                                           -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  UNIT TRANSACTIONS                                                 (153)          (1,365)          58,793             25,661
                                                           -------------    -------------    -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              242            7,842          123,412             52,628
                                                           -------------    -------------    -------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                            $       2,681    $      37,661    $     331,920    $        98,946
                                                           =============    =============    =============    ===============

See accompanying notes.

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002

1.   ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

     THE VARIABLE ACCOUNT: LLANY Separate Account R for Flexible Premium Variable Life Insurance (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (LNY) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on October 1, 1999, are part of the operations of LNY. The Variable Account consists of four products which are listed below.

         -   SVUL and SVUL Elite
         -   SVUL II
         -   SVUL III

     The assets of the Variable Account are owned by LNY. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of LNY.

     BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

     INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of fifty nine mutual funds (the Funds) of fourteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

     AIM Variable Insurance Funds (AIM V.I.):
       AIM V.I. Growth Fund (Series I)
       AIM V.I. International Growth Fund (Series I)
       AIM V.I. Premier Equity Fund (Series I)

     AllianceBernstein Variable Products Series Fund (ABVPSF):
       ABVPSF Small Cap Value Portfolio (Class A)
       ABVPSF Growth and Income Portfolio (Class A)
       ABVPSF Premier Growth Portfolio (Class A)
       ABVPSF Technology Portfolio (Class A)

     American Funds Insurance Series (American Funds):
       American Funds Global Small Capitalization Fund (Class 2)
       American Funds Growth Fund (Class 2)
       American Funds Growth-Income Fund (Class 2)
       American Funds International Fund (Class 2)

     Baron Capital Funds Trust (Baron Capital):
       Baron Capital Asset Insurance Shares Fund

     Delaware VIP Trust (Delaware VIPT)*:
       Delaware VIPT Emerging Markets Series (Standard Class) Delaware VIPT High Yield Series (Standard Class) Delaware VIPT Large Cap Value Series (Standard Class) Delaware VIPT REIT Series (Standard Class)
       Delaware VIPT Small Cap Value Series (Standard Class) Delaware VIPT Trend Series (Standard Class)
       Delaware VIPT U.S. Growth Series (Standard Class)

     Fidelity Variable Insurance Products Fund (Fidelity VIP):
       Fidelity VIP Contrafund Portfolio (Service Class)
       Fidelity VIP Equity-Income Portfolio (Service Class)
       Fidelity VIP Growth Portfolio (Service Class)
       Fidelity VIP Growth Opportunities Portfolio (Service Class) Fidelity VIP High Income Portfolio (Service Class)
       Fidelity VIP Overseas Portfolio (Service Class)

     Franklin Templeton Variable Insurance Products Trust (FTVIPT):
       FTVIPT Franklin Small Cap (Class 1)
       FTVIPT Templeton Foreign Securities Fund (Class 2)
       FTVIPT Templeton Growth Securities Fund (Class 1)
       FTVIPT Templeton Growth Securities Fund (Class 2)

     Janus Aspen Series:
       Janus Aspen Series Balanced Portfolio
       Janus Aspen Series Balanced Service Shares Portfolio
       Janus Aspen Series Global Technology Service Shares Portfolio Janus Aspen Series Mid Cap Growth Service Shares Portfolio
       Janus Aspen Series Worldwide Growth Portfolio
       Janus Aspen Series Worldwide Growth Service Shares Portfolio

     Lincoln Variable Insurance Products Trust (Lincoln VIPT)*:
       Lincoln VIPT Aggressive Growth Fund
       Lincoln VIPT Bond Fund
       Lincoln VIPT Capital Appreciation Fund
       Lincoln VIPT Equity-Income Fund
       Lincoln VIPT Global Asset Allocation Fund
       Lincoln VIPT International Fund
       Lincoln VIPT Money Market Fund
       Lincoln VIPT Social Awareness Fund

     M Fund, Inc. (M Fund):
       M Fund Brandes International Equity Fund
       M Fund Business Opportunity Value Fund
       M Fund Frontier Capital Appreciation Fund
       M Fund Turner Core Growth Fund

     MFS Variable Insurance Trust (MFS VIT):
       MFS VIT Capital Opportunities Series (Initial Class)
       MFS VIT Emerging Growth Series (Initial Class)
       MFS VIT Total Return Series (Initial Class)
       MFS VIT Utilities Series (Initial Class)

     Neuberger Berman Advisers Management Trust (NB AMT):
       NB AMT Mid-Cap Growth Portfolio
       NB AMT Partners Portfolio
       NB AMT Regency Portfolio

     Putnam Variable Trust (Putnam VT):
       Putnam VT Growth & Income Fund (Class IB)
       Putnam VT Health Sciences Fund (Class IB)

     Scudder VIT Funds (Scudder VIT):
       Scudder VIT EAFE Equity Index Fund
       Scudder VIT Equity 500 Index Fund
       Scudder VIT Small Cap Index Fund

     * - Denotes an affiliate of the Lincoln Life & Annuity Company of New York.

     Investments in the Funds are stated at the closing net asset value per share on December 31, 2003, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

     Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

     DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

     FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of LNY, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2.   MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Amounts are paid to LNY for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The current rate of deduction, stated as an annual percentage, is .80%. The mortality and expense risk charges for each of the variable subaccounts are reported in the statement of operations.

     Prior to the allocation of premiums to the Variable Account, LNY deducts a premium load of 8% during the first year, 5% thereafter, of each premium payment to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by LNY. The premium loads for the years ended December 31, 2003 and 2002 amounted to $111,934 and $204,881, respectively.

     LNY charges a monthly administrative fee of $10 in all policy years. In addition, there is a monthly charge of $0.06-$0.15 per $1,000 of specified amount for the first twenty years of the policy and for the first twenty years following an increase in specified amount. If the no-lapse provision is in effect there will also be a monthly charge of $0.01 per $1,000 of specified amount. These administrative fees are for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the years ended December 31, 2003 and 2002 amounted to $307,569 and $243,066, respectively.

     LNY assumes responsibility for providing the insurance benefit included in the policy. LNY charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of LNY and is not included in these financial statements. The cost of insurance charges for the years ended December 31, 2003 and 2002 amounted to $91,359 and $109,953, respectively.

     Under certain circumstances, LNY reserves the right to charge a transfer fee of $25 for each transfer after the twelfth transfer per year between variable subaccounts. For the years ended December 31, 2003 and 2002, no transfer fees were deducted from the variable subaccounts.

     LNY, upon full surrender of a policy, may assess a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the face amount of the policy and the issue age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on partial surrenders, a 2% charge on the amount withdrawn is imposed, the charge is not to exceed $25 per partial surrender. For the years ended December 31, 2003 and 2002, $51,189 and $42,200 of full surrender charges or partial surrender administrative charges were deducted from the variable subaccounts.

3.   CONDENSED FINANCIAL INFORMATION

     A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2003 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                                   UNIT VALUE
                                                     COMMENCEMENT  BEGINNING   UNIT VALUE     UNITS
SUBACCOUNT                                           DATE(1)       OF PERIOD   END OF PERIOD  OUTSTANDING
---------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH
    SVUL and SVUL Elite (0.80% Fee Rate)                           $     4.48  $        5.83       77,388
    SVUL II (0.80% Fee Rate)                                             8.13          10.58           53
AIM V.I. INTERNATIONAL GROWTH
    SVUL and SVUL Elite (0.80% Fee Rate)                                 6.49           8.30        5,431
    SVUL II (0.80% Fee Rate)                                             8.19          10.48           54
AIM V.I. PREMIER EQUITY
    SVUL and SVUL Elite (0.80% Fee Rate)                                 6.15           7.63       53,687
ABVPSF GROWTH AND INCOME
    SVUL Elite and SVUL (0.80% Fee Rate)                                 8.07          10.61        1,317
    SVUL II (0.80% Fee Rate)                             04/24/03        8.86          11.03       10,264
ABVPSF PREMIER GROWTH
    SVUL Elite and SVUL (0.80% Fee Rate)                                 7.48           9.17           78
ABVPSF SMALL CAP VALUE
    SVUL Elite and SVUL (0.80% Fee Rate)                                10.57          14.82           78
    SVUL II (0.80% Fee Rate)                                             8.52          11.94        1,286
ABVPSF TECHNOLOGY
    SVUL Elite and SVUL (0.80% Fee Rate)                                 6.68           9.55           78
    SVUL II (0.80% Fee Rate)                             10/09/03       10.35          10.61       10,081
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
    SVUL and SVUL Elite (0.80% Fee Rate)                                 5.37           8.19          924
AMERICAN FUNDS GROWTH CLASS 2
    SVUL and SVUL Elite (0.80% Fee Rate)                                 5.59           7.59       46,645
    SVUL II (0.80% Fee Rate)                                             8.41          11.42        1,910
    SVUL III (0.80% Fee Rate)                            12/18/03       13.62          13.93          639
AMERICAN FUNDS GROWTH-INCOME CLASS 2
    SVUL and SVUL Elite (0.80% Fee Rate)                                 8.59          11.28       10,242
    SVUL II (0.80% Fee Rate)                                             8.40          11.03        8,278

                                                                   TOTAL       INVESTMENT
SUBACCOUNT                                           NET ASSETS    RETURN(2)   INCOME RATIO(3)
----------------------------------------------------------------------------------------------
AIM V.I. GROWTH                                                                             --
    SVUL and SVUL Elite (0.80% Fee Rate)             $    451,405       30.19%
    SVUL II (0.80% Fee Rate)                                  566       30.19%
AIM V.I. INTERNATIONAL GROWTH                                                             0.51%
    SVUL and SVUL Elite (0.80% Fee Rate)                   45,100       28.03%
    SVUL II (0.80% Fee Rate)                                  571       28.03%
AIM V.I. PREMIER EQUITY                                                                   0.31%
    SVUL and SVUL Elite (0.80% Fee Rate)                  409,391       24.08%
ABVPSF GROWTH AND INCOME                                                                  0.41%
    SVUL Elite and SVUL (0.80% Fee Rate)                   13,978       31.45%
    SVUL II (0.80% Fee Rate)                              113,217       24.51%
ABVPSF PREMIER GROWTH                                                                       --
    SVUL Elite and SVUL (0.80% Fee Rate)                      713       22.68%
ABVPSF SMALL CAP VALUE                                                                    0.54%
    SVUL Elite and SVUL (0.80% Fee Rate)                    1,153       40.18%
    SVUL II (0.80% Fee Rate)                               15,364       40.15%
ABVPSF TECHNOLOGY                                                                           --
    SVUL Elite and SVUL (0.80% Fee Rate)                      743       42.93%
    SVUL II (0.80% Fee Rate)                              106,945        2.44%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2                                        0.65%
    SVUL and SVUL Elite (0.80% Fee Rate)                    7,566       52.32%
AMERICAN FUNDS GROWTH CLASS 2                                                             0.11%
    SVUL and SVUL Elite (0.80% Fee Rate)                  353,934       35.72%
    SVUL II (0.80% Fee Rate)                               21,801       35.72%
    SVUL III (0.80% Fee Rate)                               8,907        2.27%
AMERICAN FUNDS GROWTH-INCOME CLASS 2                                                      1.12%
    SVUL and SVUL Elite (0.80% Fee Rate)                  115,574       31.37%
    SVUL II (0.80% Fee Rate)                               91,313       31.37%

                                                                   UNIT VALUE
                                                     COMMENCEMENT  BEGINNING   UNIT VALUE     UNITS
SUBACCOUNT                                           DATE(1)       OF PERIOD   END OF PERIOD  OUTSTANDING
---------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL CLASS 2
    SVUL Elite and SVUL (0.80% Fee Rate)                           $     8.80  $       11.77        2,518
    SVUL II (0.80% Fee Rate)                             02/19/03        7.87          11.09        2,386
    SVUL III (0.80% Fee Rate)                            12/18/03       13.62          13.99          480
BARON CAPITAL ASSET
    SVUL (0.80% Fee Rate)                                               11.53          14.88       11,735
DELAWARE VIPT EMERGING MARKETS
    SVUL (0.80% Fee Rate)                                               10.23          17.31        1,143
DELAWARE VIPT HIGH YIELD
    SVUL and SVUL Elite (0.80% Fee Rate)                                 8.13          10.38        2,162
DELAWARE VIPT LARGE CAP VALUE
    SVUL Elite and SVUL (0.80% Fee Rate)                                 8.61          10.96           78
DELAWARE VIPT REIT
    SVUL and SVUL Elite (0.80% Fee Rate)                                15.16          20.16        4,358
    SVUL II (0.80% Fee Rate)                                             9.34          12.42          898
    SVUL III (0.80% Fee Rate)                            12/18/03       13.59          13.82          480
DELAWARE VIPT SMALL CAP VALUE
    SVUL and SVUL Elite (0.80% Fee Rate)                                12.91          18.18       11,850
    SVUL II (0.80% Fee Rate)                                             8.53          12.02       13,264
    SVUL III (0.80% Fee Rate)                            12/18/03       14.54          14.76          300
DELAWARE VIPT TREND
    SVUL and SVUL Elite (0.80% Fee Rate)                                 8.50          11.39       12,352
    SVUL III (0.80% Fee Rate)                            12/18/03       13.85          14.14          314
DELAWARE VIPT U.S. GROWTH
    SVUL Elite and SVUL (0.80% Fee Rate)                                 7.55           9.26           78
    SVUL II (0.80% Fee Rate)                             02/19/03        7.65           9.56        3,784
FIDELITY VIP CONTRAFUND SERVICE CLASS
    SVUL and SVUL Elite (0.80% Fee Rate)                                 8.72          11.10       10,132
    SVUL II (0.80% Fee Rate)                                             8.82          11.23        2,317
    SVUL III (0.80% Fee Rate)                            09/18/03       12.35          13.29        3,494
FIDELITY VIP EQUITY-INCOME SERVICE CLASS
    SVUL Elite (0.80% Fee Rate)                                          8.80          11.37           78
    SVUL II (0.80% Fee Rate)                                             8.43          10.89        1,696
    SVUL III (0.80% Fee Rate)                            09/18/03       12.35          13.56        3,493
FIDELITY VIP GROWTH SERVICE CLASS
    SVUL and SVUL Elite (0.80% Fee Rate)                                 4.80           6.32        2,148
    SVUL II (0.80% Fee Rate)                                             8.04          10.59           54
    SVUL III (0.80% Fee Rate)                            09/18/03       13.04          13.62        2,839
FIDELITY VIP GROWTH OPPORTUNITIES SERVICE CLASS
    SVUL (0.80% Fee Rate)                                                5.88           7.56        3,949
FIDELITY VIP HIGH INCOME SERVICE CLASS
    SVUL (0.80% Fee Rate)                                                7.25           9.13       14,932
FIDELITY VIP OVERSEAS SERVICE CLASS
    SVUL Elite and SVUL (0.80% Fee Rate)                                 8.14          11.56           78
    SVUL II (0.80% Fee Rate)                             10/09/03        9.98          10.92        7,797
FTVIPT FRANKLIN SMALL CAP
    SVUL Elite and SVUL (0.80% Fee Rate)                                 7.99          10.91          377
    SVUL II (0.80% Fee Rate)                                             8.15          11.13           99
FTVIPT TEMPLETON FOREIGN SECURITIES CLASS 2
    SVUL (0.80% Fee Rate)                                                7.57           9.93        7,113
FTVIPT TEMPLETON GROWTH SECURITIES
    SVUL Elite (0.80% Fee Rate)                                          8.62          11.34          370
    SVUL II (0.80% Fee Rate)                                             7.92          10.42          141
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2
    SVUL (0.80% Fee Rate)                                               10.09          13.23          718
JANUS ASPEN SERIES BALANCED
    SVUL (0.80% Fee Rate)                                                9.99          11.30       15,391
JANUS ASPEN SERIES BALANCED SERVICE SHARES
    SVUL Elite (0.80% Fee Rate)                                          9.43          10.64          790
    SVUL II (0.80% Fee Rate)                             02/19/03        9.19          10.59        6,353
JANUS ASPEN SERIES GLOBAL TECHNOLOGY SERVICE SHARES
    SVUL (0.80% Fee Rate)                                                2.46           3.57        2,639
JANUS ASPEN SERIES MID CAP GROWTH SERVICE SHARES
    SVUL Elite and SVUL (0.80% Fee Rate)                                 7.55          10.09        3,893
    SVUL II (0.80% Fee Rate)                             03/19/03        8.53          11.30        1,198
JANUS ASPEN SERIES WORLDWIDE GROWTH
    SVUL (0.80% Fee Rate)                                                6.82           8.39       25,442
JANUS ASPEN SERIES WORLDWIDE GROWTH SERVICE SHARES
    SVUL Elite (0.80% Fee Rate)                                          7.91           9.70          177
    SVUL II (0.80% Fee Rate)                                             8.06           9.89           57
LINCOLN VIPT AGGRESSIVE GROWTH
    SVUL Elite and SVUL (0.80% Fee Rate)                                 7.79          10.25           78
LINCOLN VIPT BOND
    SVUL and SVUL Elite (0.80% Fee Rate)                                13.05          13.89       30,867
    SVUL II (0.80% Fee Rate)                                            10.63          11.32       17,095
LINCOLN VIPT CAPITAL APPRECIATION
    SVUL and SVUL Elite (0.80% Fee Rate)                                 5.68           7.46        7,472

                                                                   TOTAL       INVESTMENT
SUBACCOUNT                                           NET ASSETS    RETURN(2)   INCOME RATIO(3)
----------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL CLASS 2                                                      2.33%
    SVUL Elite and SVUL (0.80% Fee Rate)             $     29,640       33.78%
    SVUL II (0.80% Fee Rate)                               26,460       40.95%
    SVUL III (0.80% Fee Rate)                               6,721        2.76%
BARON CAPITAL ASSET                                                                         --
    SVUL (0.80% Fee Rate)                                 174,573       28.98%
DELAWARE VIPT EMERGING MARKETS                                                            2.26%
    SVUL (0.80% Fee Rate)                                  19,789       69.20%
DELAWARE VIPT HIGH YIELD                                                                  6.30%
    SVUL and SVUL Elite (0.80% Fee Rate)                   22,455       27.72%
DELAWARE VIPT LARGE CAP VALUE                                                             1.96%
    SVUL Elite and SVUL (0.80% Fee Rate)                      851       27.27%
DELAWARE VIPT REIT                                                                        2.49%
    SVUL and SVUL Elite (0.80% Fee Rate)                   87,849       32.96%
    SVUL II (0.80% Fee Rate)                               11,154       32.96%
    SVUL III (0.80% Fee Rate)                               6,627        1.65%
DELAWARE VIPT SMALL CAP VALUE                                                             0.33%
    SVUL and SVUL Elite (0.80% Fee Rate)                  215,468       40.85%
    SVUL II (0.80% Fee Rate)                              159,417       40.85%
    SVUL III (0.80% Fee Rate)                               4,430        1.52%
DELAWARE VIPT TREND                                                                         --
    SVUL and SVUL Elite (0.80% Fee Rate)                  140,695       34.03%
    SVUL III (0.80% Fee Rate)                               4,437        2.07%
DELAWARE VIPT U.S. GROWTH                                                                 0.09%
    SVUL Elite and SVUL (0.80% Fee Rate)                      720       22.77%
    SVUL II (0.80% Fee Rate)                               36,190       25.00%
FIDELITY VIP CONTRAFUND SERVICE CLASS                                                     0.29%
    SVUL and SVUL Elite (0.80% Fee Rate)                  112,453       27.33%
    SVUL II (0.80% Fee Rate)                               26,019       27.33%
    SVUL III (0.80% Fee Rate)                              46,437        7.66%
FIDELITY VIP EQUITY-INCOME SERVICE CLASS                                                  0.72%
    SVUL Elite (0.80% Fee Rate)                               884       29.18%
    SVUL II (0.80% Fee Rate)                               18,459       29.19%
    SVUL III (0.80% Fee Rate)                              47,390        9.85%
FIDELITY VIP GROWTH SERVICE CLASS                                                         0.09%
    SVUL and SVUL Elite (0.80% Fee Rate)                   13,578       31.72%
    SVUL II (0.80% Fee Rate)                                  568       31.72%
    SVUL III (0.80% Fee Rate)                              38,686        4.47%
FIDELITY VIP GROWTH OPPORTUNITIES SERVICE CLASS                                           0.82%
    SVUL (0.80% Fee Rate)                                  29,852       28.63%
FIDELITY VIP HIGH INCOME SERVICE CLASS                                                    6.88%
    SVUL (0.80% Fee Rate)                                 136,286       25.96%
FIDELITY VIP OVERSEAS SERVICE CLASS                                                       0.03%
    SVUL Elite and SVUL (0.80% Fee Rate)                      899       42.06%
    SVUL II (0.80% Fee Rate)                               85,133        9.40%
FTVIPT FRANKLIN SMALL CAP                                                                   --
    SVUL Elite and SVUL (0.80% Fee Rate)                    4,118       36.52%
    SVUL II (0.80% Fee Rate)                                1,099       36.57%
FTVIPT TEMPLETON FOREIGN SECURITIES CLASS 2                                               1.87%
    SVUL (0.80% Fee Rate)                                  70,640       31.16%
FTVIPT TEMPLETON GROWTH SECURITIES                                                        1.68%
    SVUL Elite (0.80% Fee Rate)                             4,192       31.56%
    SVUL II (0.80% Fee Rate)                                1,469       31.57%
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2                                                1.14%
    SVUL (0.80% Fee Rate)                                   9,500       31.09%
JANUS ASPEN SERIES BALANCED                                                               1.64%
    SVUL (0.80% Fee Rate)                                 173,884       13.14%
JANUS ASPEN SERIES BALANCED SERVICE SHARES                                                2.79%
    SVUL Elite (0.80% Fee Rate)                             8,408       12.82%
    SVUL II (0.80% Fee Rate)                               67,282       15.21%
JANUS ASPEN SERIES GLOBAL TECHNOLOGY SERVICE SHARES                                         --
    SVUL (0.80% Fee Rate)                                   9,421       45.31%
JANUS ASPEN SERIES MID CAP GROWTH SERVICE SHARES                                            --
    SVUL Elite and SVUL (0.80% Fee Rate)                   39,286       33.68%
    SVUL II (0.80% Fee Rate)                               13,530       32.48%
JANUS ASPEN SERIES WORLDWIDE GROWTH                                                       1.03%
    SVUL (0.80% Fee Rate)                                 213,543       23.00%
JANUS ASPEN SERIES WORLDWIDE GROWTH SERVICE SHARES                                        0.89%
    SVUL Elite (0.80% Fee Rate)                             1,719       22.70%
    SVUL II (0.80% Fee Rate)                                  562       22.70%
LINCOLN VIPT AGGRESSIVE GROWTH                                                              --
    SVUL Elite and SVUL (0.80% Fee Rate)                      797       31.56%
LINCOLN VIPT BOND                                                                         4.47%
    SVUL and SVUL Elite (0.80% Fee Rate)                  428,694        6.43%
    SVUL II (0.80% Fee Rate)                              193,473        6.43%
LINCOLN VIPT CAPITAL APPRECIATION                                                           --
    SVUL and SVUL Elite (0.80% Fee Rate)                   55,726       31.41%

                                                                   UNIT VALUE
                                                     COMMENCEMENT  BEGINNING   UNIT VALUE     UNITS
SUBACCOUNT                                           DATE(1)       OF PERIOD   END OF PERIOD  OUTSTANDING
---------------------------------------------------------------------------------------------------------
LINCOLN VIPT EQUITY-INCOME
    SVUL (0.80% Fee Rate)                                          $     9.50  $     12.47          1,344
LINCOLN VIPT GLOBAL ASSET ALLOCATION
    SVUL and SVUL Elite (0.80% Fee Rate)                                 8.34         9.96          1,019
LINCOLN VIPT INTERNATIONAL
    SVUL Elite and SVUL (0.80% Fee Rate)                                 9.24        12.99            358
    SVUL II (0.80% Fee Rate)                                             8.16        11.47          2,178
LINCOLN VIPT MONEY MARKET
    SVUL and SVUL Elite (0.80% Fee Rate)                                11.02        11.00         14,082
    SVUL II (0.80% Fee Rate)                                            10.03        10.02         28,778
    SVUL III (0.80% Fee Rate)                            08/20/03       10.00         9.99          3,479
LINCOLN VIPT SOCIAL AWARENESS
    SVUL and SVUL Elite (0.80% Fee Rate)                                 7.44         9.73            636
MFS VIT CAPITAL OPPORTUNITIES
    SVUL Elite and SVUL (0.80% Fee Rate)                                 7.63         9.65             78
MFS VIT EMERGING GROWTH
    SVUL and SVUL Elite (0.80% Fee Rate)                                 5.51         7.11         12,744
MFS VIT TOTAL RETURN
    SVUL and SVUL Elite (0.80% Fee Rate)                                11.24        12.97          5,043
    SVUL II (0.80% Fee Rate)                                             9.37        10.81         12,726
MFS VIT UTILITIES
    SVUL and SVUL Elite (0.80% Fee Rate)                                 7.37         9.94          8,118
NB AMT MID-CAP GROWTH
    SVUL and SVUL Elite (0.80% Fee Rate)                                 7.25         9.22         32,415
    SVUL II (0.80% Fee Rate)                             10/09/03        9.67        10.13         10,867
    SVUL III (0.80% Fee Rate)                            12/18/03       13.03        13.28            335
NB AMT PARTNERS
    SVUL (0.80% Fee Rate)                                                8.16        10.94          5,420
NB AMT REGENCY
    SVUL Elite and SVUL (0.80% Fee Rate)                                 9.74        13.13             78
PUTNAM VT GROWTH & INCOME CLASS IB
    SVUL Elite and SVUL (0.80% Fee Rate)                                 8.46        10.69             78
    SVUL II (0.80% Fee Rate)                             11/10/03        9.90        10.66          1,278
PUTNAM VT HEALTH SCIENCES CLASS IB
    SVUL Elite and SVUL (0.80% Fee Rate)                                 7.92         9.30            288
SCUDDER VIT EAFE EQUITY INDEX
    SVUL and SVUL Elite (0.80% Fee Rate)                                 5.64         7.47          4,927
    SVUL II (0.80% Fee Rate)                                             7.79        10.30             85
SCUDDER VIT EQUITY 500 INDEX
    SVUL and SVUL Elite (0.80% Fee Rate)                                 7.04         8.96         34,547
    SVUL II (0.80% Fee Rate)                             03/19/03        8.45        10.80          1,260
    SVUL III (0.80% Fee Rate)                            12/18/03       12.86        13.13            678
SCUDDER VIT SMALL CAP INDEX
    SVUL and SVUL Elite (0.80% Fee Rate)                                 9.34        13.57          6,231
    SVUL II (0.80% Fee Rate)                             03/19/03        7.81        11.79          1,220

                                                                   TOTAL       INVESTMENT
SUBACCOUNT                                           NET ASSETS    RETURN(2)   INCOME RATIO(3)
----------------------------------------------------------------------------------------------
LINCOLN VIPT EQUITY-INCOME                                                                0.86%
    SVUL (0.80% Fee Rate)                            $     16,763       31.29%
LINCOLN VIPT GLOBAL ASSET ALLOCATION                                                      3.13%
    SVUL and SVUL Elite (0.80% Fee Rate)                   10,159       19.45%
LINCOLN VIPT INTERNATIONAL                                                                1.84%
    SVUL Elite and SVUL (0.80% Fee Rate)                    4,644       40.49%
    SVUL II (0.80% Fee Rate)                               24,973       40.50%
LINCOLN VIPT MONEY MARKET                                                                 0.70%
    SVUL and SVUL Elite (0.80% Fee Rate)                  154,949       -0.12%
    SVUL II (0.80% Fee Rate)                              288,236       -0.12%
    SVUL III (0.80% Fee Rate)                              34,745       -0.09%
LINCOLN VIPT SOCIAL AWARENESS                                                             0.93%
    SVUL and SVUL Elite (0.80% Fee Rate)                    6,188       30.82%
MFS VIT CAPITAL OPPORTUNITIES                                                             0.29%
    SVUL Elite and SVUL (0.80% Fee Rate)                      750       26.51%
MFS VIT EMERGING GROWTH                                                                     --
    SVUL and SVUL Elite (0.80% Fee Rate)                   90,671       29.19%
MFS VIT TOTAL RETURN                                                                      1.59%
    SVUL and SVUL Elite (0.80% Fee Rate)                   65,403       15.40%
    SVUL II (0.80% Fee Rate)                              137,593       15.40%
MFS VIT UTILITIES                                                                         2.03%
    SVUL and SVUL Elite (0.80% Fee Rate)                   80,655       34.81%
NB AMT MID-CAP GROWTH                                                                       --
    SVUL and SVUL Elite (0.80% Fee Rate)                  298,800       27.05%
    SVUL II (0.80% Fee Rate)                              110,111        4.81%
    SVUL III (0.80% Fee Rate)                               4,455        1.97%
NB AMT PARTNERS                                                                             --
    SVUL (0.80% Fee Rate)                                  59,290       34.02%
NB AMT REGENCY                                                                              --
    SVUL Elite and SVUL (0.80% Fee Rate)                    1,021       34.73%
PUTNAM VT GROWTH & INCOME CLASS IB                                                        0.55%
    SVUL Elite and SVUL (0.80% Fee Rate)                      831       26.37%
    SVUL II (0.80% Fee Rate)                               13,629        7.72%
PUTNAM VT HEALTH SCIENCES CLASS IB                                                        0.57%
    SVUL Elite and SVUL (0.80% Fee Rate)                    2,681       17.45%
SCUDDER VIT EAFE EQUITY INDEX                                                             4.41%
    SVUL and SVUL Elite (0.80% Fee Rate)                   36,782       32.30%
    SVUL II (0.80% Fee Rate)                                  879       32.29%
SCUDDER VIT EQUITY 500 INDEX                                                              1.16%
    SVUL and SVUL Elite (0.80% Fee Rate)                  309,418       27.14%
    SVUL II (0.80% Fee Rate)                               13,600       27.77%
    SVUL III (0.80% Fee Rate)                               8,902        2.08%
SCUDDER VIT SMALL CAP INDEX                                                               0.85%
    SVUL and SVUL Elite (0.80% Fee Rate)                   84,557       45.26%
    SVUL II (0.80% Fee Rate)                               14,389       51.05%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted.
(2) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

     A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                     UNIT VALUE
                                                     BEGINNING   UNIT VALUE     UNITS                    TOTAL      INVESTMENT
SUBACCOUNT                                           OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS  RETURN(6)  INCOME RATIO(7)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH                                                                                                                  --
    SVUL and SVUL Elite (0.80% Fee Rate)             $     6.54  $        4.48       67,561  $  302,684     -31.52%
    SVUL II (0.80% Fee Rate) (4)                           8.31           8.13           26         211      -2.19%
AIM V.I. INTERNATIONAL GROWTH                                                                                                  0.64%
    SVUL and SVUL Elite (0.80% Fee Rate)                   7.75           6.49        7,527      48,814     -16.35%
    SVUL II (0.80% Fee Rate) (4)                           8.08           8.19           27         219       1.27%
AIM V.I. PREMIER EQUITY                                                                                                        0.36%
    SVUL and SVUL Elite (0.80% Fee Rate)                   8.88           6.15       51,534     316,689     -30.82%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2                                                                             0.81%
    SVUL and SVUL Elite (0.80% Fee Rate)                   6.69           5.37          893       4,798     -19.70%
AMERICAN FUNDS GROWTH CLASS 2                                                                                                  0.03%
    SVUL and SVUL Elite (0.80% Fee Rate)                   7.46           5.59       46,752     261,372     -25.06%
    SVUL II (0.80% Fee Rate) (3)                           8.85           8.41          305       2,568      -4.98%
AMERICAN FUNDS GROWTH-INCOME CLASS 2                                                                                           1.31%
    SVUL and SVUL Elite (0.80% Fee Rate)                  10.60           8.59       16,667     143,145     -18.99%
    SVUL II (0.80% Fee Rate) (2)                           8.48           8.40        6,201      52,063      -0.94%
AMERICAN FUNDS INTERNATIONAL CLASS 2                                                                                           1.30%
    SVUL Elite (0.80% Fee Rate)                           10.41           8.80           84         738     -15.51%
ABVPSF SMALL CAP VALUE                                                                                                         0.18%
    SVUL Elite (0.80% Fee Rate)                           11.36          10.57           84         888      -6.91%
    SVUL II (0.80% Fee Rate) (5)                           8.55           8.52          831       7,081      -0.30%
ABVPSF GROWTH AND INCOME                                                                                                       0.63%
    SVUL Elite (0.80% Fee Rate)                           10.44           8.07           84         678     -22.67%
ABVPSF PREMIER GROWTH                                                                                                            --
    SVUL Elite (0.80% Fee Rate)                           10.87           7.48           84         628     -31.20%
ABVPSF TECHNOLOGY                                                                                                                --
    SVUL Elite (0.80% Fee Rate)                           11.56           6.68           84         561     -42.17%
BARON CAPITAL ASSET                                                                                                              --
    SVUL (0.80% Fee Rate)                                 13.55          11.53       12,352     142,467     -14.88%
DELAWARE VIPT DEVON                                                                                                            1.34%
DELAWARE VIPT EMERGING MARKETS                                                                                                 3.69%
    SVUL (0.80% Fee Rate)                                  9.81          10.23        1,013      10,361       4.34%
DELAWARE VIPT HIGH YIELD                                                                                                       9.74%
    SVUL and SVUL Elite (0.80% Fee Rate)                   8.05           8.13        3,607      29,324       1.03%
DELAWARE VIPT LARGE CAP VALUE                                                                                                  1.65%
    SVUL Elite (0.80% Fee Rate)                           10.67           8.61           84         723     -19.32%
DELAWARE VIPT REIT                                                                                                             2.05%
    SVUL and SVUL Elite (0.80% Fee Rate)                  14.62          15.16        4,510      68,377       3.69%
    SVUL II (0.80% Fee Rate) (3)                           9.10           9.34          440       4,109       2.61%
DELAWARE VIPT SMALL CAP VALUE                                                                                                  0.56%
    SVUL and SVUL Elite (0.80% Fee Rate)                  13.78          12.91       12,176     157,174      -6.35%
    SVUL II (0.80% Fee Rate) (5)                           8.56           8.53          968       8,259      -0.29%
DELAWARE VIPT TREND                                                                                                              --
    SVUL and SVUL Elite (0.80% Fee Rate)                  10.70           8.50        9,714      82,555     -20.58%
DELAWARE VIPT U.S. GROWTH                                                                                                      0.38%
    SVUL Elite (0.80% Fee Rate)                           10.75           7.55           84         634     -29.80%
FIDELITY VIP CONTRAFUND SERVICE CLASS                                                                                          0.54%
    SVUL and SVUL Elite (0.80% Fee Rate)                   9.70           8.72        9,499      82,790     -10.15%
    SVUL II (0.80% Fee Rate) (3)                           8.95           8.82        1,150      10,139      -1.47%
FIDELITY VIP EQUITY-INCOME SERVICE CLASS                                                                                       1.42%
    SVUL Elite (0.80% Fee Rate)                           10.68           8.80           84         739     -17.65%
    SVUL II (0.80% Fee Rate) (5)                           8.54           8.43          972       8,187      -1.38%
FIDELITY VIP GROWTH SERVICE CLASS                                                                                              0.09%
    SVUL and SVUL Elite (0.80% Fee Rate)                   6.93           4.80        1,936       9,294     -30.76%
    SVUL II (0.80% Fee Rate) (4)                           8.18           8.04           26         211      -1.75%
FIDELITY VIP GROWTH OPPORTUNITIES SERVICE CLASS                                                                                0.81%
    SVUL (0.80% Fee Rate)                                  7.59           5.88        6,597      38,775     -22.54%
FIDELITY VIP HIGH INCOME SERVICE CLASS                                                                                         7.81%
    SVUL (0.80% Fee Rate)                                  7.05           7.25       19,195     139,084       2.79%
FIDELITY VIP OVERSEAS SERVICE CLASS                                                                                            0.73%
    SVUL Elite (0.80% Fee Rate)                           10.30           8.14           84         683     -20.98%
JANUS ASPEN SERIES MID CAP GROWTH SERVICE SHARES                                                                                 --
    SVUL Elite (0.80% Fee Rate)                           10.59           7.55           84         634     -28.70%
JANUS ASPEN SERIES BALANCED                                                                                                    2.43%
    SVUL (0.80% Fee Rate)                                 10.76           9.99       39,589     395,318      -7.19%
JANUS ASPEN SERIES BALANCED SERVICE SHARES                                                                                     2.69%
    SVUL Elite (0.80% Fee Rate)                           10.19           9.43          459       4,325      -7.42%
JANUS ASPEN SERIES GLOBAL TECHNOLOGY SERVICE SHARES                                                                              --
    SVUL (0.80% Fee Rate)                                  4.19           2.46        8,627      21,192     -41.40%
JANUS ASPEN SERIES WORLDWIDE GROWTH                                                                                            0.88%
    SVUL (0.80% Fee Rate)                                  9.23           6.82       36,841     251,388     -26.10%

                                                     UNIT VALUE
                                                     BEGINNING   UNIT VALUE     UNITS                     TOTAL     INVESTMENT
SUBACCOUNT                                           OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(6) INCOME RATIO(7)
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH SERVICE SHARES                                                                            0.69%
    SVUL Elite (0.80% Fee Rate)                      $    10.73  $        7.91          142  $     1,119    -26.30%
    SVUL II (0.80% Fee Rate) (4)                           8.13           8.06           27          215     -0.81%
LINCOLN VIPT AGGRESSIVE GROWTH                                                                                                   --
    SVUL Elite (0.80% Fee Rate)                           11.26           7.79           84          654    -30.77%
LINCOLN VIPT BOND                                                                                                              5.30%
    SVUL and SVUL Elite (0.80% Fee Rate)                  11.94          13.05       36,173      472,027      9.28%
    SVUL II (0.80% Fee Rate) (2)                          10.29          10.63        6,528       69,418      3.39%
LINCOLN VIPT CAPITAL APPRECIATION                                                                                                --
    SVUL and SVUL Elite (0.80% Fee Rate)                   7.83           5.68        8,746       49,636    -27.55%
LINCOLN VIPT EQUITY-INCOME                                                                                                     1.15%
    SVUL (0.80% Fee Rate)                                 11.35           9.50        2,037       19,345    -16.34%
LINCOLN VIPT GLOBAL ASSET ALLOCATION                                                                                           1.89%
    SVUL and SVUL Elite (0.80% Fee Rate)                   9.55           8.34        1,007        8,403    -12.69%
LINCOLN VIPT INTERNATIONAL                                                                                                     2.35%
    SVUL Elite (0.80% Fee Rate)                           10.44           9.24          387        3,577    -11.47%
    SVUL II (0.80% Fee Rate) (5)                           8.08           8.16        1,379       11,253      0.98%
LINCOLN VIPT MONEY MARKET                                                                                                      1.39%
    SVUL and SVUL Elite (0.80% Fee Rate)                  10.95          11.02       15,859      174,718      0.60%
    SVUL II (0.80% Fee Rate) (1)                          10.02          10.03      100,953    1,012,291      0.10%
LINCOLN VIPT SOCIAL AWARENESS                                                                                                  1.01%
    SVUL and SVUL Elite (0.80% Fee Rate)                   9.63           7.44          502        3,736    -22.74%
MFS VIT CAPITAL OPPORTUNITIES                                                                                                    --
    SVUL Elite (0.80% Fee Rate)                           10.94           7.63           84          641    -30.25%
MFS VIT EMERGING GROWTH                                                                                                          --
    SVUL and SVUL Elite (0.80% Fee Rate)                   8.38           5.51       10,629       58,531    -34.29%
MFS VIT TOTAL RETURN                                                                                                           0.97%
    SVUL and SVUL Elite (0.80% Fee Rate)                  11.95          11.24        4,744       53,317     -5.92%
    SVUL II (0.80% Fee Rate) (2)                           9.38           9.37        5,842       54,741     -0.12%
MFS VIT UTILITIES                                                                                                              2.32%
    SVUL and SVUL Elite (0.80% Fee Rate)                   9.62           7.37        6,563       48,370    -23.37%
NB AMT MID-CAP GROWTH                                                                                                            --
    SVUL and SVUL Elite (0.80% Fee Rate)                  10.35           7.25       27,529      199,719    -29.90%
NB AMT PARTNERS                                                                                                                0.46%
    SVUL (0.80% Fee Rate)                                 10.85           8.16        5,331       43,518    -24.75%
NB AMT REGENCY                                                                                                                 0.22%
    SVUL Elite (0.80% Fee Rate)                           10.98           9.74           84          818    -11.26%
PUTNAM VT GROWTH & INCOME CLASS IB                                                                                             2.18%
    SVUL Elite (0.80% Fee Rate)                           10.53           8.46           84          710    -19.63%
PUTNAM VT HEALTH SCIENCES CLASS IB                                                                                               --
    SVUL Elite (0.80% Fee Rate)                           10.02           7.92          308        2,439    -20.98%
SCUDDER VIT EAFE EQUITY INDEX                                                                                                  2.45%
    SVUL and SVUL Elite (0.80% Fee Rate)                   7.26           5.64        5,215       29,428    -22.23%
    SVUL II (0.80% Fee Rate) (3)                           7.87           7.79           50          391     -1.03%
SCUDDER VIT EQUITY 500 INDEX                                                                                                   0.91%
    SVUL and SVUL Elite (0.80% Fee Rate)                   9.14           7.04       29,599      208,508    -22.94%
SCUDDER VIT SMALL CAP INDEX                                                                                                    0.62%
    SVUL and SVUL Elite (0.80% Fee Rate)                  11.86           9.34        4,959       46,318    -21.22%
FTVIPT FRANKLIN SMALL CAP                                                                                                      0.46%
    SVUL Elite (0.80% Fee Rate)                           11.27           7.99          423        3,383    -29.10%
    SVUL II (0.80% Fee Rate) (3)                           8.22           8.15           65          530     -0.88%
FTVIPT TEMPLETON FOREIGN SECURITIES CLASS 2                                                                                    1.65%
    SVUL (0.80% Fee Rate)                                  9.37           7.57        7,923       59,977    -19.21%
FTVIPT TEMPLETON GROWTH SECURITIES                                                                                             1.88%
    SVUL Elite (0.80% Fee Rate)                           10.64           8.62          386        3,325    -18.96%
    SVUL II (0.80% Fee Rate) (3)                           8.04           7.92           66          520     -1.46%
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2                                                                                     2.37%
    SVUL (0.80% Fee Rate)                                 12.48          10.09        5,398       54,496    -19.14%

(1) Reflects less than a full year of activity. Funds were first received in this option on 9/27/02.
(2) Reflects less than a full year of activity. Funds were first received in this option on 11/05/02.
(3) Reflects less than a full year of activity. Funds were first received in this option on 11/15/02.
(4) Reflects less than a full year of activity. Funds were first received in this option on 12/20/02.
(5) Reflects less than a full year of activity. Funds were first received in this option on 12/23/02.
(6) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(7) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

     A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and guarantee expense charges.

                                                     UNIT VALUE
                                                     BEGINNING   UNIT VALUE     UNITS                    TOTAL      INVESTMENT
SUBACCOUNT                                           OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS  RETURN(2)  INCOME RATIO(3)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH                                                                                                                0.31%
    SVUL and SVUL Elite (0.80% Fee Rate)             $     9.98  $        6.54       45,078  $  294,926     -34.41%
AIM V.I. INTERNATIONAL GROWTH                                                                                                  0.63%
    SVUL and SVUL Elite (0.80% Fee Rate)                  10.22           7.75        6,023      46,696     -24.14%
AIM V.I. PREMIER EQUITY                                                                                                        0.22%
    SVUL and SVUL Elite (0.80% Fee Rate)                  10.24           8.88       41,609     369,587     -13.26%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2                                                                             0.22%
    SVUL and SVUL Elite (0.80% Fee Rate)                   7.74           6.69          301       2,016     -13.55%
AMERICAN FUNDS GROWTH CLASS 2                                                                                                  0.47%
    SVUL and SVUL Elite (0.80% Fee Rate)                   9.19           7.46       29,247     218,174     -18.81%
AMERICAN FUNDS GROWTH-INCOME CLASS 2                                                                                           2.37%
    SVUL and SVUL Elite (0.80% Fee Rate)                  10.42          10.60        9,903     104,999       1.74%
AMERICAN FUNDS INTERNATIONAL CLASS 2                                                                                             --
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          10.41           91         943       4.13%
ABVPSF SMALL CAP VALUE                                                                                                           --
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          11.36           91       1,029      13.59%
ABVPSF GROWTH AND INCOME                                                                                                         --
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          10.44           91         946       4.39%
ABVPSF PREMIER GROWTH                                                                                                            --
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          10.87           91         985       8.68%
ABVPSF TECHNOLOGY                                                                                                                --
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          11.56           91       1,046      15.56%
BARON CAPITAL ASSET                                                                                                              --
    SVUL (0.80% Fee Rate)                                 12.16          13.55       12,954     175,533      11.45%
DELAWARE VIPT DEVON                                                                                                            0.91%
    SVUL (0.80% Fee Rate)                                  9.29           8.36           24         200      -9.94%
DELAWARE VIPT EMERGING MARKETS                                                                                                 0.29%
    SVUL (0.80% Fee Rate)                                  9.39           9.81          663       6,504       4.44%
DELAWARE VIPT HIGH YIELD                                                                                                       2.38%
    SVUL and SVUL Elite (0.80% Fee Rate)                   8.46           8.05        2,971      23,906      -4.87%
DELAWARE VIPT LARGE CAP VALUE                                                                                                    --
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          10.67           91         967       6.72%
DELAWARE VIPT REIT                                                                                                             1.47%
    SVUL and SVUL Elite (0.80% Fee Rate)                  13.55          14.62        2,785      40,726       7.92%
DELAWARE VIPT SMALL CAP VALUE                                                                                                  0.49%
    SVUL and SVUL Elite (0.80% Fee Rate)                  12.42          13.78       12,031     165,843      10.95%
DELAWARE VIPT TREND                                                                                                              --
    SVUL and SVUL Elite (0.80% Fee Rate)                  12.74          10.70        8,303      88,842     -16.01%
DELAWARE VIPT U.S. GROWTH                                                                                                        --
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          10.75           91         974       7.51%
FIDELITY VIP EQUITY-INCOME SERVICE CLASS                                                                                         --
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          10.68           91         968       6.85%
FIDELITY VIP GROWTH SERVICE CLASS                                                                                              7.22%
    SVUL and SVUL Elite (0.80% Fee Rate)                   8.49           6.93          681       4,722     -18.39%
FIDELITY VIP HIGH INCOME SERVICE CLASS                                                                                        15.97%
    SVUL (0.80% Fee Rate)                                  8.06           7.05       10,110      71,263     -12.60%
FIDELITY VIP OVERSEAS SERVICE CLASS                                                                                              --
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          10.30           91         933       2.99%
FIDELITY VIP CONTRAFUND SERVICE CLASS                                                                                          0.43%
    SVUL and SVUL Elite (0.80% Fee Rate)                  11.16           9.70        6,618      64,195     -13.06%
FIDELITY VIP GROWTH OPPORTUNITIES SERVICE CLASS                                                                                0.13%
    SVUL (0.80% Fee Rate)                                  8.94           7.59        5,261      39,919     -15.12%
JANUS ASPEN SERIES MID CAP GROWTH SERVICE SHARES                                                                                 --
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          10.59           91         959       5.86%
JANUS ASPEN SERIES BALANCED                                                                                                    2.77%
    SVUL (0.80% Fee Rate)                                 11.38          10.76       37,143     399,625      -5.42%
JANUS ASPEN SERIES BALANCED SERVICE SHARES                                                                                     0.88%
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          10.19           91         923       1.86%
JANUS ASPEN SERIES GLOBAL TECHNOLOGY SERVICE SHARES                                                                            0.65%
    SVUL (0.80% Fee Rate)                                  6.74           4.19        6,916      28,993     -37.83%
JANUS ASPEN SERIES WORLDWIDE GROWTH                                                                                            0.52%
    SVUL (0.80% Fee Rate)                                 12.00           9.23       42,033     388,091     -23.05%
JANUS ASPEN SERIES WORLDWIDE GROWTH SERVICE SHARES                                                                             0.11%
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          10.73           91         972       7.28%
LINCOLN VIPT AGGRESSIVE GROWTH                                                                                                   --
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          11.26           91       1,020      12.56%
LINCOLN VIPT BOND                                                                                                              5.44%
    SVUL and SVUL Elite (0.80% Fee Rate)                  11.03          11.94       25,796     308,029       8.28%
LINCOLN VIPT CAPITAL APPRECIATION                                                                                                --
    SVUL and SVUL Elite (0.80% Fee Rate)                  10.65           7.83       13,538     106,050     -26.48%
LINCOLN VIPT EQUITY-INCOME                                                                                                     1.24%
    SVUL (0.80% Fee Rate)                                 12.35          11.35        1,853      21,041      -8.08%

                                                     UNIT VALUE
                                                     BEGINNING   UNIT VALUE     UNITS                    TOTAL      INVESTMENT
SUBACCOUNT                                           OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS  RETURN(2)  INCOME RATIO(3)
-----------------------------------------------------------------------------------------------------------------------------------
LINCOLN VIPT GLOBAL ASSET ALLOCATION                                                                                           0.62%
    SVUL and SVUL Elite (0.80% Fee Rate)             $    10.45  $        9.55          281  $    2,682      -8.58%
LINCOLN VIPT INTERNATIONAL                                                                                                     0.98%
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          10.44           91         946       4.42%
LINCOLN VIPT MONEY MARKET                                                                                                      2.99%
    SVUL and SVUL Elite (0.80% Fee Rate)                  10.61          10.95       69,634     762,584       3.19%
LINCOLN VIPT SOCIAL AWARENESS                                                                                                  1.59%
    SVUL and SVUL Elite (0.80% Fee Rate)                  10.73           9.63          421       4,058     -10.24%
MFS VIT CAPITAL OPPORTUNITIES                                                                                                    --
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          10.94           91         991       9.39%
MFS VIT EMERGING GROWTH                                                                                                          --
    SVUL and SVUL Elite (0.80% Fee Rate)                  12.70           8.38        7,167      60,062     -34.02%
MFS VIT TOTAL RETURN                                                                                                           2.15%
    SVUL and SVUL Elite (0.80% Fee Rate)                  12.01          11.95        1,841      21,997      -0.55%
MFS VIT UTILITIES                                                                                                              2.26%
    SVUL and SVUL Elite (0.80% Fee Rate)                  12.79           9.62        5,240      50,396     -24.81%
NB AMT MID-CAP GROWTH                                                                                                            --
    SVUL and SVUL Elite (0.80% Fee Rate)                  13.85          10.35       16,582     171,626     -25.25%
NB AMT PARTNERS                                                                                                                0.31%
    SVUL (0.80% Fee Rate)                                 11.25          10.85        4,226      45,842      -3.60%
NB AMT REGENCY                                                                                                                   --
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          10.98           91         995       9.78%
PUTNAM VT GROWTH & INCOME CLASS IB                                                                                               --
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          10.53           91         953       5.26%
PUTNAM VT HEALTH SCIENCES CLASS IB                                                                                               --
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          10.02          272       2,721       0.21%
SCUDDER VIT EAFE EQUITY INDEX                                                                                                    --
    SVUL and SVUL Elite (0.80% Fee Rate)                   9.71           7.26        1,686      12,236     -25.30%
SCUDDER VIT EQUITY 500 INDEX                                                                                                   0.94%
    SVUL and SVUL Elite (0.80% Fee Rate)                  10.49           9.14       31,245     285,606     -12.88%
SCUDDER VIT SMALL CAP INDEX                                                                                                    0.69%
    SVUL and SVUL Elite (0.80% Fee Rate)                  11.71          11.86        5,250      62,243       1.26%
FTVIPT FRANKLIN SMALL CAP                                                                                                        --
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          11.27          255       2,874      12.73%
FTVIPT TEMPLETON FOREIGN SECURITIES CLASS 2                                                                                    3.16%
    SVUL (0.80% Fee Rate)                                 11.24           9.37        5,381      50,424     -16.67%
FTVIPT TEMPLETON GROWTH SECURITIES                                                                                               --
    SVUL Elite (0.80% Fee Rate) (1)                       10.00          10.64           91         964       6.39%
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2                                                                                     2.58%
    SVUL (0.80% Fee Rate)                                 12.75          12.48        4,793      59,842      -2.10%

(1) Reflects less than a full year of activity. Funds were first received in this option on 10/29/2001.
(2) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2003.

                                                                                   AGGREGATE   AGGREGATE
                                                                                   COST OF     PROCEEDS
SUBACCOUNT                                                                         PURCHASES   FROM SALES
---------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                                    $   74,006  $    33,893
AIM V.I. International Growth                                                           2,947       16,789
AIM V.I. Premier Equity                                                                76,333       68,815
ABVPSF Growth and Income                                                              116,956          925
ABVPSF Premier Growth                                                                      --           56
ABVPSF Small Cap Value                                                                 13,807        8,525
ABVPSF Technology                                                                     105,355          533
American Funds Global Small Capitalization Class 2                                      1,250        1,295
American Funds Growth Class 2                                                         108,490       76,581
American Funds Growth -- Income Class 2                                                82,869      100,697
American Funds International Class 2                                                   59,704        9,439
Baron Capital Asset                                                                     2,360       10,999
Delaware VIPT Emerging Markets                                                          2,969        1,344
Delaware VIPT High Yield                                                                9,112       16,887
Delaware VIPT Large Cap Value                                                              15           66
Delaware VIPT REIT                                                                     21,890       10,459
Delaware VIPT Small Cap Value                                                         163,885       28,011
Delaware VIPT Trend                                                                    46,196       17,625
Delaware VIPT U.S. Growth                                                              32,989          782
Fidelity VIP Contrafund Service Class                                                  72,125       12,218
Fidelity VIP Equity-Income Service Class                                               53,131        2,769
Fidelity VIP Growth Service Class                                                      48,710       10,800
Fidelity VIP Growth Opportunities Service Class                                         6,282       23,783
Fidelity VIP High Income Service Class                                                 10,065       34,069
Fidelity VIP Overseas Service Class                                                    79,022          417
FTVIPT Franklin Small Cap                                                                 809          903
FTVIPT Templeton Foreign Securities Class 2                                            25,380       27,884
FTVIPT Templeton Growth Securities                                                      1,226          610
FTVIPT Templeton Growth Securities Class 2                                             10,869       49,138
Janus Aspen Series Balanced                                                           108,408      381,939
Janus Aspen Series Balanced Service Shares                                             69,101        2,560
Janus Aspen Series Global Technology Service Shares                                     2,438       18,750
Janus Aspen Series Mid Cap Growth Service Shares                                       51,275        5,389
Janus Aspen Series Worldwide Growth                                                   100,510      205,645
Janus Aspen Series Worldwide Growth Service Shares                                        770          194
Lincoln VIPT Aggressive Growth                                                             --           60
Lincoln VIPT Bond                                                                     241,124      155,989
Lincoln VIPT Capital Appreciation                                                      23,983       33,423
Lincoln VIPT Equity-Income                                                              2,593        9,979
Lincoln VIPT Global Asset Allocation                                                    1,018          629
Lincoln VIPT International                                                             11,812        3,188
Lincoln VIPT Money Market                                                             938,120    1,641,695
Lincoln VIPT Social Awareness                                                           1,351          332
MFS VIT Capital Opportunities                                                              --           56
MFS VIT Emerging Growth                                                                19,140        6,282
MFS VIT Total Return                                                                   93,205       19,676
MFS VIT Utilities                                                                      28,979       15,060
NB AMT Mid-Cap Growth                                                                 164,001       22,262
NB AMT Partners                                                                        12,036       11,863
NB AMT Regency                                                                             --           75
Putnam VT Growth & Income Class IB                                                     12,678           89
Putnam VT Health Sciences Class IB                                                        126          285
Scudder VIT EAFE Equity Index                                                           1,903        2,143
Scudder VIT Equity 500 Index                                                          108,308       48,604
Scudder VIT Small Cap Index                                                            35,606        9,906

5.   INVESTMENTS

     The following is a summary of investments owned at December 31, 2003.

                                                                            NET
                                                               SHARES       ASSET        VALUE OF     COST OF
SUBACCOUNT                                                     OUTSTANDING  VALUE        SHARES       SHARES
----------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                    30,477   $    14.83   $  451,981   $  499,479
AIM V.I. International Growth                                       2,847        16.04       45,672       46,689
AIM V.I. Premier Equity                                            20,237        20.23      409,400      458,451
ABVPSF Growth and Income                                            5,835        21.80      127,198      116,912
ABVPSF Premier Growth                                                  33        21.58          713          764
ABVPSF Small Cap Value                                              1,140        14.49       16,517       13,956
ABVPSF Technology                                                   7,437        14.48      107,690      105,644
American Funds Global Small Capitalization Class 2                    537        14.08        7,566        5,912
American Funds Growth Class 2                                       8,454        45.50      384,650      363,459
American Funds Growth -- Income Class 2                             6,180        33.48      206,892      181,831
American Funds International Class 2                                4,688        13.40       62,822       51,671
Baron Capital Asset                                                 8,109        21.53      174,577      147,101
Delaware VIPT Emerging Markets                                      1,770        11.18       19,789       12,895
Delaware VIPT High Yield                                            3,946         5.69       22,455       20,252
Delaware VIPT Large Cap Value                                          52        16.33          851          789
Delaware VIPT REIT                                                  6,977        15.14      105,632       81,859
Delaware VIPT Small Cap Value                                      14,794        25.64      379,323      306,265
Delaware VIPT Trend                                                 5,318        27.29      145,135      134,495
Delaware VIPT U.S. Growth                                           5,576         6.62       36,911       33,092
Fidelity VIP Contrafund Service Class                               8,019        23.06      184,913      166,299
Fidelity VIP Equity-Income Service Class                            2,888        23.11       66,734       59,540
Fidelity VIP Growth Service Class                                   1,709        30.92       52,833       50,074
Fidelity VIP Growth Opportunities Service Class                     1,982        15.06       29,853       30,187
Fidelity VIP High Income Service Class                             19,695         6.92      136,289      119,639
Fidelity VIP Overseas Service Class                                 5,540        15.53       86,034       79,439
FTVIPT Franklin Small Cap                                             296        17.60        5,217        4,527
FTVIPT Templeton Foreign Securities Class 2                         5,771        12.24       70,642       73,962
FTVIPT Templeton Growth Securities                                    501        11.31        5,661        4,964
FTVIPT Templeton Growth Securities Class 2                            849        11.19        9,500        8,992
Janus Aspen Series Balanced                                         7,567        22.98      173,888      177,276
Janus Aspen Series Balanced Service Shares                          3,178        23.82       75,692       71,049
Janus Aspen Series Global Technology Service Shares                 2,669         3.53        9,421       10,549
Janus Aspen Series Mid Cap Growth Service Shares                    2,509        21.05       52,817       47,021
Janus Aspen Series Worldwide Growth                                 8,271        25.82      213,548      258,180
Janus Aspen Series Worldwide Growth Service Shares                     89        25.70        2,281        2,200
Lincoln VIPT Aggressive Growth                                         92         8.67          797          764
Lincoln VIPT Bond                                                  47,053        13.22      622,181      597,815
Lincoln VIPT Capital Appreciation                                   3,318        16.79       55,727       66,248
Lincoln VIPT Equity-Income                                          1,010        16.60       16,763       15,980
Lincoln VIPT Global Asset Allocation                                  800        12.71       10,159        9,641
Lincoln VIPT International                                          2,175        13.62       29,618       24,067
Lincoln VIPT Money Market                                          47,794        10.00      477,940      477,940
Lincoln VIPT Social Awareness                                         238        26.00        6,188        5,930
MFS VIT Capital Opportunities                                          62        12.11          750          766
MFS VIT Emerging Growth                                             5,846        15.51       90,673      115,334
MFS VIT Total Return                                               10,368        19.58      203,000      184,848
MFS VIT Utilities                                                   5,057        15.95       80,657       78,194
NB AMT Mid-Cap Growth                                              26,965        15.33      413,375      412,297
NB AMT Partners                                                     3,850        15.40       59,291       57,583
NB AMT Regency                                                         84        12.09        1,021          766
Putnam VT Growth & Income Class IB                                    622        23.26       14,460       13,431
Putnam VT Health Sciences Class IB                                    244        10.97        2,681        2,740
Scudder VIT EAFE Equity Index                                       4,587         8.21       37,662       37,209
Scudder VIT Equity 500 Index                                       28,516        11.64      331,927      344,975
Scudder VIT Small Cap Index                                         8,084        12.24       98,948       84,133

6.   CHANGES IN UNITS OUTSTANDING

     The change in units outstanding for the year ended December 31, 2003 is as follows:

                                                                            UNITS        UNITS       NET INCREASE
SUBACCOUNT                                                                  ISSUED       REDEEMED    (DECREASE)
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                                 17,871       (8,017)        9,854
AIM V.I. International Growth                                                    1,025       (3,092)       (2,068)
AIM V.I. Premier Equity                                                         11,604       (9,451)        2,154
ABVPSF Growth and Income                                                        11,568          (71)       11,497
ABVPSF Premier Growth                                                               --           (6)           (6)
ABVPSF Small Cap Value                                                             648         (199)          449
ABVPSF Technology                                                               10,110          (35)       10,075
American Funds Global Small Capitalization Class 2                                 233         (202)           32
American Funds Growth Class 2                                                   13,226      (11,089)        2,138
American Funds Growth -- Income Class 2                                          6,235      (10,582)       (4,348)
American Funds International Class 2                                             5,434         (134)        5,300
Baron Capital Asset                                                                212         (829)         (617)
Delaware VIPT Emerging Markets                                                     256         (126)          131
Delaware VIPT High Yield                                                           626       (2,071)       (1,444)
Delaware VIPT Large Cap Value                                                       --           (6)           (6)
Delaware VIPT REIT                                                               1,469         (683)          786
Delaware VIPT Small Cap Value                                                   13,817       (1,548)       12,270
Delaware VIPT Trend                                                              4,247       (1,295)        2,952
Delaware VIPT U.S. Growth                                                        3,855          (77)        3,778
Fidelity VIP Contrafund Service Class                                            6,499       (1,205)        5,294
Fidelity VIP Equity-Income Service Class                                         4,474         (263)        4,211
Fidelity VIP Growth Service Class                                                3,326         (248)        3,078
Fidelity VIP Growth Opportunities Service Class                                  1,004       (3,652)       (2,648)
Fidelity VIP High Income Service Class                                             178       (4,441)       (4,263)
Fidelity VIP Overseas Service Class                                              7,819          (28)        7,790
FTVIPT Franklin Small Cap                                                           84          (96)          (12)
FTVIPT Templeton Foreign Securities Class 2                                      1,773       (2,583)         (810)
FTVIPT Templeton Growth Securities                                                 126          (67)           59
FTVIPT Templeton Growth Securities Class 2                                         300       (4,980)       (4,680)
Janus Aspen Series Balanced                                                      9,029      (33,228)      (24,199)
Janus Aspen Series Balanced Service Shares                                       6,979         (294)        6,685
Janus Aspen Series Global Technology Service Shares                                881       (6,869)       (5,988)
Janus Aspen Series Mid Cap Growth Service Shares                                 5,527         (520)        5,007
Janus Aspen Series Worldwide Growth                                             12,955      (24,354)      (11,399)
Janus Aspen Series Worldwide Growth Service Shares                                  88          (23)           66
Lincoln VIPT Aggressive Growth                                                      --           (6)           (6)
Lincoln VIPT Bond                                                               17,231      (11,970)        5,261
Lincoln VIPT Capital Appreciation                                                3,038       (4,312)       (1,274)
Lincoln VIPT Equity-Income                                                         257         (950)         (692)
Lincoln VIPT Global Asset Allocation                                                81          (69)           12
Lincoln VIPT International                                                       1,090         (320)          770
Lincoln VIPT Money Market                                                       62,992     (133,465)      (70,473)
Lincoln VIPT Social Awareness                                                      169          (35)          134
MFS VIT Capital Opportunities                                                       --           (6)           (6)
MFS VIT Emerging Growth                                                          3,156       (1,041)        2,116
MFS VIT Total Return                                                             9,157       (1,975)        7,182
MFS VIT Utilities                                                                3,386       (1,832)        1,554
NB AMT Mid-Cap Growth                                                           17,997       (1,908)       16,089
NB AMT Partners                                                                    383         (294)           88
NB AMT Regency                                                                      --           (6)           (6)
Putnam VT Growth & Income Class IB                                               1,279           (8)        1,271
Putnam VT Health Sciences Class IB                                                  20          (39)          (20)
Scudder VIT EAFE Equity Index                                                       70         (323)         (253)
Scudder VIT Equity 500 Index                                                    10,284       (3,398)        6,886
Scudder VIT Small Cap Index                                                      3,399         (906)        2,493

7.   NEW INVESTMENT FUNDS AND FUND NAME CHANGES

     During 2002, the Deutsche Asset Management VIT Funds Trust (Deutsche VIT) family of funds changed its name to Scudder VIT Funds (Scudder VIT), the Delaware Group Premium Fund (DGPF) family of funds changed its name to Delaware VIP Trust (Delaware VIPT), the Fidelity Variable Insurance Products Fund II (Fidelity VIP II) family of funds changed its name to Fidelity Variable Insurance Products Fund (Fideity VIP) and the Fidelity Variable Insurance Products Fund III (Fidelity VIP III) family of funds changed its name to Fidelity Variable Insurance Products Fund (Fidelity
     VIP).

     Also during 2002, the AIM V.I. International Equity Fund changed its name to the AIM V.I. International Growth Fund, the AIM V.I. Value Fund changed its name to the AIM V.I. Premier Equity Fund, the Delaware VIPT Growth and Income Series changed its name to the Delaware VIPT Large Cap Value Series, the FTVIPT Templeton International Securities Class 2 Fund changed its name to the FTVIPT Templeton Foreign Securities Class 2 Fund.

     During 2003, the Alliance Variable Products Series Fund (AVPSF) family of funds changed its name to the AllianceBernstein Variable Products Series Fund (ABVPSF) and the Lincoln National (LN) fund family changed its name to the Lincoln Variable Insurance Products Trust (Lincoln VIPT).

     Also during 2003, the Janus Aspen Series Aggressive Growth Portfolio Service Shares changed its name to the Janus Aspen Series Mid Cap Growth Portfolio Service Shares.

     In 2003, the M Fund Brandes International Equity Fund, the M Fund Business Opportunity Value Fund, the M Fund Frontier Capital Appreciation Fund and the M Fund Turner Core Growth Fund became available as investment options to Variable Account contract owners. However, there was no activity in any of these subaccounts during 2003.

8.   FUND CLOSING

     In April 2003, the Delaware VIPT Devon Fund ceased to be available as an investment option to Variable Account Contract owners.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of Lincoln Life & Annuity Company of New York
 and
Contract Owners of LLANY Separate Account R for Flexible Premium Variable Life Insurance

We have audited the accompanying statement of assets and liabilities of LLANY Separate Account R for Flexible Premium Variable Life Insurance ("Variable Account") (comprised of the following subaccounts: AIM Variable Insurance Funds ("AIM V.I.") Growth, AIM V.I. International Growth, AIM V.I. Premier Equity, AllianceBernstein Variable Product Series Fund ("ABVPSF") Growth and Income, ABVPSF Premier Growth, ABVPSF Small Cap Value, ABVPSF Technology, American Funds Insurance Series ("American Funds") Global Small Capitalization Class 2, American Funds Growth Class 2, American Funds Growth-Income Class 2, American Funds International Class 2, Baron Capital Funds Trust Asset, Delaware VIP Trust ("Delaware VIPT") Devon, Delaware VIPT Emerging Markets, Delaware VIPT High Yield, Delaware VIPT Large Cap Value, Delaware VIPT REIT, Delaware VIPT Small Cap Value, Delaware VIPT Trend, Delaware VIPT U.S. Growth, Fidelity Variable Insurance Products ("Fidelity VIP") Contrafund Service Class, Fidelity VIP Equity-Income Service Class, Fidelity VIP Growth Service Class, Fidelity VIP Growth Opportunities Service Class, Fidelity VIP High Income Service Class, Fidelity VIP Overseas Service Class, Franklin Templeton Variable Insurance Products Trust ("FTVIPT") Franklin Small Cap, FTVIPT Templeton Foreign Securities Class 2, FTVIPT Templeton Growth Securities, FTVIPT Templeton Growth Securities Class 2, Janus Aspen Series Balanced, Janus Aspen Series Balanced Service Shares, Janus Aspen Series Global Technology Service Shares, Janus Aspen Series Mid Cap Growth Service Shares, Janus Aspen Series Worldwide Growth, Janus Aspen Series Worldwide Growth Service Shares, Lincoln Variable Insurance Products Trust ("Lincoln VIPT") Aggressive Growth, Lincoln VIPT Bond, Lincoln VIPT Capital Appreciation, Lincoln VIPT Equity-Income, Lincoln VIPT Global Asset Allocation, Lincoln VIPT International, Lincoln VIPT Money Market, Lincoln VIPT Social Awareness, MFS Variable Insurance Trust ("MFS VIT") Capital Opportunities, MFS VIT Emerging Growth, MFS VIT Total Return, MFS VIT Utilities, Neuberger Berman Advisers Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, NB AMT Regency, Putnam Variable Trust ("Putnam VT") Growth & Income Class IB, Putnam VT Health Sciences Class IB, Scudder VIT Funds ("Scudder VIT") EAFE Equity Index, Scudder VIT Equity 500 Index, and Scudder VIT Small Cap Index) as of December 31, 2003, the related statement of operations for the year or period then ended, and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the LLANY Separate Account R for Flexible Premium Variable Life Insurance at December 31, 2003, the results of their operations for the year or period then ended, and the changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2004

                  Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York

Balance Sheets

                                                                       December 31
                                                                     2003       2002*
                                                                  ----------  ----------
                                                                      (000s omitted)
                                                                  ----------------------
ASSETS
Investments:
 Securities available-for-sale, at fair value:
   Fixed maturity (cost: 2003 -- $1,908,926; 2002 -- $1,783,219)  $2,019,991  $1,886,128
------------------------------------------------------------------
   Equity (cost: 2003 -- $2,515; 2002 -- $0)                           2,607          --
------------------------------------------------------------------
 Mortgage loans on real estate                                       145,784     121,726
------------------------------------------------------------------
 Policy loans                                                        161,605     161,886
------------------------------------------------------------------
 Derivative instruments                                                   --         452
------------------------------------------------------------------
 Other investments                                                       258         275
                                                                  ----------  ----------
------------------------------------------------------------------
Total Investments                                                  2,330,245   2,170,467
------------------------------------------------------------------
Cash and invested cash                                                36,373      15,244
------------------------------------------------------------------
Property and equipment                                                   494         450
------------------------------------------------------------------
Deferred acquisition costs                                            57,424      42,887
------------------------------------------------------------------
Premiums and fees receivable                                             539       2,249
------------------------------------------------------------------
Accrued investment income                                             30,232      31,086
------------------------------------------------------------------
Assets held in separate accounts                                     523,728     342,812
------------------------------------------------------------------
Amounts recoverable from reinsurers                                   73,198      72,577
------------------------------------------------------------------
Goodwill                                                             109,512     109,512
------------------------------------------------------------------
Other intangible assets                                              144,301     156,349
------------------------------------------------------------------
Other assets                                                          23,678      31,346
                                                                  ----------  ----------
------------------------------------------------------------------
Total Assets                                                      $3,329,724  $2,974,979
                                                                  ==========  ==========
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
 Insurance policy and claim reserves                              $1,099,848  $1,053,737
------------------------------------------------------------------
 Contractholder funds                                              1,042,574     982,116
------------------------------------------------------------------
 Liabilities related to separate accounts                            523,728     342,812
                                                                  ----------  ----------
------------------------------------------------------------------
Total Insurance and Investment Contract Liabilities                2,666,150   2,378,665
------------------------------------------------------------------
Federal income taxes                                                  42,127      21,330
------------------------------------------------------------------
Other liabilities                                                     66,849      49,923
                                                                  ----------  ----------
------------------------------------------------------------------
Total Liabilities                                                  2,775,126   2,449,918
------------------------------------------------------------------
Shareholder's Equity:
Common stock, $100 par value:
 Authorized, issued and outstanding shares -- 20,000
 (owned by The Lincoln National Life Insurance Company)                2,000       2,000
                                                                  ----------  ----------
------------------------------------------------------------------
Retained earnings                                                    512,783     483,219
------------------------------------------------------------------
Accumulated other comprehensive income:
 Net unrealized gain on securities available-for-sale                 39,820      39,842
------------------------------------------------------------------
 Minimum pension liability adjustment                                     (5)         --
                                                                  ----------  ----------
------------------------------------------------------------------
Total accumulated other comprehensive Income                          39,815      39,842
                                                                  ----------  ----------
------------------------------------------------------------------
Total Shareholder's Equity                                           554,598     525,061
                                                                  ----------  ----------
------------------------------------------------------------------
Total Liabilities and Shareholder's Equity                        $3,329,724  $2,974,979
----------------------------------------------------------------  ==========  ==========


* As Adjusted -- See Note 2.

See notes to the financial statements on pages 6-25.

Lincoln Life & Annuity Company of New York

Statements of Income

                                                                                  Year Ended December 31
                                                                                 2003      2002*     2001*
                                                                               --------  --------  --------
                                                                                      (000s omitted)
                                                                               ----------------------------
Revenue:
Insurance premiums                                                             $ 12,392  $ 13,185  $ 16,563
-------------------------------------------------------------------------------
Insurance fees                                                                   64,087    59,664    56,887
-------------------------------------------------------------------------------
Net investment income                                                           136,654   134,938   134,828
-------------------------------------------------------------------------------
Realized gain (loss) on investments and derivative instruments (net of amounts
  restored/(amortized) against balance sheet accounts)                            7,145   (11,308)   (4,573)
-------------------------------------------------------------------------------
Other revenue and fees                                                            2,741       663       261
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Total Revenue                                                                   223,019   197,142   203,966
-------------------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                                        123,230   118,552   122,494
-------------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                          55,968    48,210    50,334
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Total Benefits and Expenses                                                     179,198   166,762   172,828
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Income before Federal Income Taxes and Cumulative Effect of Accounting Changes   43,821    30,380    31,138

-------------------------------------------------------------------------------
Federal income taxes                                                             14,286    10,291    11,171
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Income before Cumulative Effect of Accounting Changes                            29,535    20,089    19,967
-------------------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal income tax benefit)        (232)       --    (1,087)
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Net Income                                                                     $ 29,303  $ 20,089  $ 18,880
------------------------------------------------------------------------------ ========  ========  ========




* As Adjusted -- See Note 2.

See notes to the financial statements on pages 6-25.

Lincoln Life & Annuity Company of New York

Statements of Shareholder's Equity

                                                                                         Year Ended December 31
                                                                                        2003      2002*     2001*
                                                                                      --------  --------  --------
                                                                                             (000s omitted)
                                                                                      ----------------------------
Common Stock
Balance at beginning and end-of-year                                                  $  2,000  $  2,000  $  2,000
--------------------------------------------------------------------------------------

Retained Earnings
Balance at beginning-of-year                                                           483,219   463,099   444,166
--------------------------------------------------------------------------------------
Comprehensive income                                                                    29,276    53,885    36,060
--------------------------------------------------------------------------------------
Less other comprehensive income (loss) (net of income tax):
 Net unrealized gain (loss) on securities available-for-sale (net of reclassification
   adjustment)                                                                             (22)   33,796    17,218
--------------------------------------------------------------------------------------
 Net unrealized loss on derivative instruments                                              --        --       (38)
--------------------------------------------------------------------------------------
 Minimum pension liability adjustment                                                       (5)       --        --
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Net Income                                                                              29,303    20,089    18,880
--------------------------------------------------------------------------------------
Stock compensation/issued for benefit plans                                                261        31        53
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                 512,783   483,219   463,099
--------------------------------------------------------------------------------------

Net Unrealized Gain (Loss) on Securities Available-for-Sale
Balance at beginning of year                                                            39,842     6,046   (11,172)
--------------------------------------------------------------------------------------
Change during period                                                                       (22)   33,796    17,218
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                  39,820    39,842     6,046
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------

Minimum Pension Liability Adjustment
Balance at beginning of year                                                                --        --        --
--------------------------------------------------------------------------------------
Change during period                                                                        (5)       --        --
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                      (5)       --        --
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------

Net Unrealized Loss on Derivative Instruments
Balance at beginning of year                                                                --       (38)       --
--------------------------------------------------------------------------------------
Cumulative effect of accounting change                                                      --        --       114
--------------------------------------------------------------------------------------
Change during period                                                                        --        38      (152)
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                      --        --       (38)
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Total Shareholder's Equity at End-of-Year                                             $554,598  $525,061  $471,107
------------------------------------------------------------------------------------- ========  ========  ========


*As Adjusted -- See Note 2.

See notes to the financial statements on pages 6-25.

Lincoln Life & Annuity Company of New York

Statements of Cash Flows

                                                                                       Year Ended December 31
                                                                                     2003      2002*      2001*
                                                                                  ---------  ---------  ---------
                                                                                           (000s omitted)
                                                                                  -------------------------------
Cash Flows from Operating Activities:
Net income                                                                        $  29,303  $  20,089  $  18,880
----------------------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by operating activities:
----------------------------------------------------------------------------------
 Deferred acquisition costs                                                         (26,459)   (29,152)   (18,049)
----------------------------------------------------------------------------------
 Premiums and fees receivable                                                         1,711        972        123
----------------------------------------------------------------------------------
 Accrued investment income                                                              854      2,004     (3,152)
----------------------------------------------------------------------------------
 Policy liabilities and accruals                                                    (34,001)   (35,796)   (49,308)
----------------------------------------------------------------------------------
 Contractholder funds                                                                48,472     49,611     40,529
----------------------------------------------------------------------------------
 Amounts recoverable from reinsurers                                                   (621)       186     14,849
----------------------------------------------------------------------------------
 Federal income taxes                                                                20,716      7,491     12,778
----------------------------------------------------------------------------------
 Other liabilities -- operating                                                      (6,109)     2,049     (1,470)
----------------------------------------------------------------------------------
 Provisions for depreciation                                                             77        (78)      (243)
----------------------------------------------------------------------------------
 Goodwill                                                                                --         --      3,024
----------------------------------------------------------------------------------
 Other intangibles amortization                                                      12,048     13,030      9,437
----------------------------------------------------------------------------------
 Realized loss on investments and derivative investments                              2,542     11,308      4,573
----------------------------------------------------------------------------------
 Other                                                                               34,997      9,042     (1,730)
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Adjustments                                                                      54,227     30,667     11,361
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Cash Provided by Operating Activities                                            83,530     50,756     30,241
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------

Cash Flows from Investing Activities:
Securities-available-for-sale:
 Purchases                                                                         (595,799)  (502,822)  (302,738)
----------------------------------------------------------------------------------
 Sales                                                                              279,218    180,443    119,957
----------------------------------------------------------------------------------
 Maturities                                                                         177,687    127,618    108,188
----------------------------------------------------------------------------------
Purchase of other investments                                                       (56,209)   (36,677)   (50,979)
----------------------------------------------------------------------------------
Sale or maturity of other investments                                                32,398     81,465     82,731
----------------------------------------------------------------------------------
Property and equipment purchases                                                       (209)      (158)    (1,460)
----------------------------------------------------------------------------------
Property and equipment sales                                                             89        445      5,493
----------------------------------------------------------------------------------
Increase (decrease) in other liabilities-nonoperating                                 1,151     (3,814)   (10,402)
----------------------------------------------------------------------------------
(Increase) decrease in other assets-nonoperating                                    (12,102)   (14,340)     2,406
----------------------------------------------------------------------------------
Other                                                                                20,076       (185)     5,444
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Cash Used in Investing Activities                                              (153,700)  (168,025)   (41,360)
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------

Cash Flows from Financing Activities:
Universal life and investment contract deposits                                     284,899    277,633    196,045
----------------------------------------------------------------------------------
Universal life and investment contract withdrawals                                 (193,600)  (160,824)  (215,621)
----------------------------------------------------------------------------------
Nonqualified employee stock option exercise tax benefit                                  --         53         --
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Cash Provided by (used in) Financing Activities                                  91,299    116,862    (19,576)
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Increase (Decrease) in Cash and Invested Cash                                    21,129       (407)   (30,695)
----------------------------------------------------------------------------------
Cash and Invested Cash at Beginning of Year                                          15,244     15,651     46,346
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Cash and Invested Cash at end of Year                                             $  36,373  $  15,244  $  15,651
--------------------------------------------------------------------------------- =========  =========  =========

* As Adjusted--See Note 2

See notes to the financial statements on pages 6-25.

Lincoln Life & Annuity Company of New York

Notes to Financial Statements
December 31, 2003

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation.
Lincoln Life & Annuity Company of New York (the "Company") is a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("LNL"), which is a wholly-owned subsidiary of Lincoln National Corporation ("LNC"). The Company was organized in 1996, under the laws of the State of New York as a life insurance company and received approval from the New York Insurance Department (the "Department") to operate as a licensed insurance company in the State of New York.

The Company's principal business consists of underwriting annuities and life insurance contracts sold through multiple distribution channels. The Company conducts business only in the State of New York.

Use of Estimates.
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results will differ from those estimates.

Investments.
Securities available-for-sale consist of fixed maturity and equity securities, which are carried at fair value. The cost of available-for-sale fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of available-for-sale fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

For the mortgage-backed securities portion of the fixed maturity securities portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, LNL will be unable to collect all amounts due under the contractual terms of the loan agreement. When LNL determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; 3) the fair value of the collateral. The provision for losses is reported as realized loss on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method. Changes in the fair values of available-for-sale securities carried at fair value are reflected directly in shareholder's equity, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Derivative Instruments.
The Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument based upon the exposure being hedged--as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2003, the Company had no derivative instruments that were designated and qualified as cash flow hedges and fair value hedges. The Company had no derivative instruments that are economic hedges, but are not designated as hedging instruments under FAS 133. Finally, the Company did not have derivative instruments that were designated as hedges of a net investment in a foreign operation. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current income during the period of change. This treatment of gain (loss) is consistent with the treatment of derivatives prior to adoption of FAS 133.

Property and Equipment.
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products.
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance and variable universal life insurance. Revenues for investment products and universal life insurance products consist of net investment income, asset-based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender

Lincoln Life & Annuity Company of New York charges that have been assessed and earned against policy account balances. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts. These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs.
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises For Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life and variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges; investment income, mortality net of reinsurance ceded and expense margins; and actual realized gain (loss) on investments.

Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 14 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge products. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts, are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies).

Benefits and Expenses.
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in the Company's general account during 2001 through 2003 ranged from 4.00% to 7.00%. For traditional life, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies.

Goodwill and Other Intangible Assets.
Prior to January 1, 2002, goodwill, as measured by the excess of the cost of acquired businesses over the fair value of net assets acquired, was amortized using the straight-line method over periods of 20 to 40 years in accordance with the benefits expected to be derived from the acquisitions.
Effective January 1, 2002, goodwill is not amortized, but is subject to impairment tests conducted at least annually.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life and investment products acquired, and over the premium paying period for traditional insurance products acquired. Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for present value of in-force vary depending upon the particular characteristics of the underlying blocks of acquired insurance business.

Prior to January 1, 2002, the carrying values of goodwill and other intangibles assets were reviewed periodically for indicators of impairment in value that were other than temporary, including unexpected or adverse changes in the

Lincoln Life & Annuity Company of New York following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary. However, effective January 1, 2002, goodwill is subject to impairment tests conducted at least annually. Other intangible assets will continue to be reviewed periodically for indicators of impairment consistent with the policy that was in place prior to January 1, 2002.

Insurance and Investment Contract Liabilities.
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 6.00% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 1.50% to 10.00%.

The liabilities for future claim reserves for the guaranteed minimum death benefit ("GMDB") feature on certain variable annuity contracts are a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR is positive. At any point in time, the NAR is the difference between the potential death benefit payable and the total variable annuity account values subject to the GMDB. At each quarterly valuation date, the GMDB reserves are calculated for every variable annuity contract with a GMDB feature based on projections of account values and NAR followed by the computation of the present value of expected NAR death claims using product pricing mortality assumptions less expected GMDB M&E revenue during the period for which the death benefit options are assumed to be in the money.

With respect to its insurance and investment contract liabilities, the Company continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

Reinsurance.
The Company enters into reinsurance agreements with other companies in the normal course of their business. All reinsurance agreements are reported on a gross basis.

Postretirement Medical and Life Insurance Benefits.
The Company accounts for its postretirement medical and life insurance benefits using the full accrual method.

Stock Based Compensation.
Effective January 1, 2003, the Company implemented the provisions of Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation," ("FAS 123") to expense the fair value of LNC stock options granted to employees. On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation--Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation.

The Company adopted the retroactive restatement method under FAS148 and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. See Note 2 for additional information.

Income Taxes.
The Company has elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC. Prior to 2002, the Company's federal income tax return was not consolidated with any other entity.

Reclassifications:
Certain amounts reported in prior years' financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications have no effect on net income or shareholder's equity of the prior years.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
2. Changes in Accounting Principles


Accounting for Stock-Based Compensation -- Transition and Disclosure.
Effective January 1, 2003, the Company adopted the fair value recognition method of accounting for stock-based compensation under FAS 123 for stock options on LNC stock granted to employees. The Company adopted the retroactive restatement method under FAS 148 which requires restating all prior periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. Prior to January 1, 2003, the Company accounted for stock options on LNC stock granted to its employees using the intrinsic value method of accounting under the recognition and measurement provisions of Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" ("APB 25"), and related Interpretations. No stock-based compensation cost for stock options was reflected in previously reported results.

The effect of the accounting change on net income and retained earnings for 2002 and 2001 is as follows:

                                                    2002     2001
                                                  -------- --------
                                                    (in thousands)
                                                  -----------------
            Net income as previously reported.... $ 20,079 $ 18,937
            Adjustment for effect of change in
             accounting principle that is applied
             retroactively, net of tax effects...       10      (57)
                                                  -------- --------
            Net income as adjusted............... $ 20,089 $ 18,880
                                                  ======== ========
            Retained earnings at December 31,
            Retained earnings as previously
             reported............................ $483,135 $463,056
            Cumulative adjustment for effect of
             change in accounting principle that
             is applied retroactively, net of tax
             effects.............................       84       43
                                                  -------- --------
            Retained earnings as adjusted........ $483,219 $463,099
                                                  ======== ========

Although the Company did not recognize compensation expense for stock options under the intrinsic value method of accounting in accordance with APB 25, a tax benefit was recognized in additional paid-in capital for stock options that were exercised through December 31, 2002. Because the Company elected not to restate periods prior to 2000 in the adoption of FAS 123, the tax benefit for options granted after December 31, 1994 and exercised prior to January 1, 2000 had to be determined under the fair value method and then compared to the tax benefit that was previously recorded in retained earnings upon exercise. As of January 1, 2000, a tax benefit was calculated under the fair value method for outstanding stock options granted after December 31, 1994 that vested prior to January 1, 2000. An adjustment of less than $0.1 million was made to increase retained earnings and the deferred tax asset as of January 1, 2000 for the adoption of FAS 123.

Accounting for Costs Associated with Exit or Disposal Activities.
In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. The Company adopted FAS 146 on January 1, 2003, and the adoption affects the timing of when expense is recognized for restructuring activities after December 31, 2002. See
Note 11 for information on Restructuring charges.

Accounting for Modified Coinsurance.
During the fourth quarter of 2003, the Company implemented FASB's Derivative Implementation Group Statement 133 Implementation Issue No. B36 ("DIG B36"). DIG B36 provides that the embedded derivatives included within Modco and CFW reinsurance agreements must be accounted for separately from the underlying reinsurance agreements.

The effective date for implementation of DIG B36 for the Company was the October 1, 2003 start date of the fourth quarter. The Company recorded a charge to net income through a cumulative effect of accounting change of $0.4 million ($0.2 million after-tax) representing the fair value of the embedded derivative related to certain Modco arrangements.

In conjunction with recording the above charge, the Company also recorded a corresponding increase in Other Comprehensive Income relating to the fact that prior to the adoption of DIG B36 the net unrealized gains on the underlying available-for-sale securities supporting these reinsurance agreements had been accounted for as gains benefiting the reinsurance companies assuming the risks under these Modco and CFW reinsurance agreements.

During the fourth quarter of 2003 and going forward, changes in the fair value of the embedded derivative, as measured by the change in the fair value of the available-for-sale securities supporting the arrangements, flow through net income. For the quarter ended December 31, 2003, the effect of the new mark-to-market adjustment was to increase net income by less than $0.1 million. Equity was unchanged as the reduction in net income was offset by a corresponding increase in Other Comprehensive Income.

Statement of Accounting Position 03-1.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional

Lincoln Life & Annuity Company of New York

Long-Duration Contracts and for Separate Accounts" ("the SOP"). The Company will adopt the SOP as of January 1, 2004.

The SOP provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as GMDB, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, the SOP addresses the presentation and reporting of separate accounts, the capitalization and amortization of sales inducements, and secondary guarantees on universal-life type contracts.

GMDB Reserves. Although there was no method prescribed under generally accepted accounting principles for GMDB reserving until the issuance of the SOP, the Lincoln Retirement segment has been recording a reserve for GMDB's. At December 31, 2003 the Company's GMDB reserve was $0.3 million. Based upon a comparison of the requirements of the SOP to the Company's established practice of reserving for GMDB, the adoption of the GMDB reserving methodology under the SOP is not expected to have a material effect on the Company's financial statements.

Sales Inducements. The Lincoln Retirement segment variable annuity product offerings include contracts that offer a bonus credit, typically ranging from 2% to 5% of each deposit. The Company also offers enhanced interest rates to variable annuity contracts that are under dollar cost averaging ("DCA") funding arrangements. Bonus credits and excess DCA interest are considered sales inducements under the SOP and, as such, are to be deferred as a sales inducement asset and amortized as a benefit expense over the expected life of the contract. Amortization will be computed using the same methodology and assumptions used in amortizing DAC.

The Company currently defers bonus credits as part of the DAC asset and reports the amortization of bonus credits as part of DAC amortization. Upon adoption of the SOP, the Company will reclassify bonus credits from DAC to deferred sales inducements on its balance sheet and report deferred sales inducement amortization as part of benefit expense. Prior period balance sheet and income statement line item presentation will be reclassified to conform to the new basis of presentation.

The Company currently reports excess DCA interest as benefit expense when the excess interest is earned under the contract. Upon adoption of the SOP, the Company will begin deferring excess DCA interest as deferred sales inducements and amortizing these deferred sales inducements as benefit expense over the expected life of the contract. Amortization will be calculated using the same methodology and assumptions used in amortizing DAC. While over the long run the same amount of excess DCA interest expense will emerge under the SOP as under the Company's current accounting method, because of the prospective treatment of new deferred sales inducements, the Company expects earnings to be slightly higher under the SOP, relative to LNC's current approach, for near term financial reporting periods. For instance, had the rules for excess DCA interest expense under the SOP been in effect for 2003, the Company estimates that the increase in earnings were immaterial. The actual effect on the Company's results in future periods will depend upon the volume of business written with excess DCA interest.

Separate Accounts. The Company's current accounting is consistent with the provisions of the SOP relating to the reporting and measuring of separate account product assets and liabilities as general account assets and liabilities when specific criteria are not met, as well as for the reporting and measuring seed money in separate accounts as general account assets, and for recognizing contractholder liabilities. The adoption of these provisions of the SOP are expected to have no effect on the Company's financial statements.

Universal Life Contracts. The Life Insurance segment offers individual and survivor-life universal life insurance products that provide a secondary guarantee to the contract holder, commonly referred to as a no-lapse guarantee. This feature permits a policy that would normally terminate, if the net cash value were to fall below zero, to remain in force as long as the conditions of the no-lapse provision are met. The Company's analysis of this benefit indicates that this feature should be considered insignificant, as newly defined by the SOP. In general, the Company does not expect to record an additional liability for its current secondary guarantee offerings. However, in the event that an additional liability is required under the SOP for certain of the Company's current secondary guarantee features, the Company would not expect the adoption of the SOP to have a material effect on its financial statements.

The Company understands that throughout the life insurance industry a wide variety of interpretations and approaches to the application of the SOP to fixed and variable universal life contracts have recently begun to emerge. Industry-wide concern over this inconsistency in interpretation has become so great that on February 18, 2004 the American Council of Life Insurers ("ACLI") submitted a letter on behalf of the industry to the Chairman of AcSEC, requesting a delay of the effective date for the SOP, as it applies to universal life insurance, until such time that guidance for these implementation matters can be made available. If AcSEC decides to address these industry-wide concerns and issue new guidance, the Company's current estimates of the expected effects of the adoption of the SOP could change.

Other Products and Riders. The Company continues to review the features and characteristics of other products and riders offered within its Retirement and Life Insurance segments, and to evaluate the potential applicability of the SOP to these other products and riders. With respect to the other products and riders that are the subject of this ongoing review, the Company does not currently expect that the adoption of the SOP should have a material effect on the Company's financial statements.

Accounting for Business Combinations and Goodwill and Other Intangible Assets. The Company adopted Statements of Financial Accounting Standards No. 141, "Business Combinations" ("FAS 141"), and No. 142, "Goodwill and Other Intangible Assets" ("FAS 142")

Lincoln Life & Annuity Company of New York on January 1, 2002. After consideration of the provisions of the new standards regarding proper classification of goodwill and other intangible assets on the balance sheet, the Company did not reclassify any goodwill or other intangible balances held as of January 1, 2002.

In compliance with the transition provision of FAS 142, the Company completed the first step of the transitional goodwill impairment test during the second quarter of 2002. The valuation techniques used to estimate the fair value of the group of assets comprising the different reporting units varied based on the characteristics of each reporting unit's business and operations. A discounted cash flow model was used to assess the goodwill of the reporting units within the Lincoln Retirement and Life Insurance segments. The results of the first step of the tests indicate that the Company does not have impaired goodwill. In accordance with FAS 142, LNY has chosen October 1 as its annual review date. As such, the Company performed annual valuation reviews during the fourth quarter of 2003 and 2002. The results of the tests performed as of October 1, 2003 and 2002 indicate that the Company does not have impaired goodwill.

The reconciliation of reported net income to adjusted net income is as follows:

                                                      Year Ended
                                                   December 31, 2001
                                                   -----------------
                                                     (in millions)
                                                   -----------------
           Reported Net Income....................       $18.9
           Add back: Goodwill Amortization (after-
            tax)..................................         3.0
                                                         -----
           Adjusted Net Income....................       $21.9
                                                         =====

Accounting for Derivative Instruments and Hedging Activities.
The Company adopted FAS 133, as amended, on January 1, 2001. Upon adoption, the provisions of FAS 133 were applied prospectively. The transition adjustments that the Company recorded upon adoption of FAS 133 on January 1, 2001 resulted in a net loss of $0.1 million after-tax ($0.2 million pre-tax) recorded in net income, and a net gain of $0.1 million after-tax ($0.2 million pre-tax) recorded as a component of Other Comprehensive Income ("OCI") in equity. Deferred acquisition costs of $0.1 million were restored and netted against the transition loss on derivatives recorded in net income and deferred acquisition costs of $0.1 million were amortized and netted against the transition gain recorded in OCI. These transition adjustments were reported in the financial statements as a cumulative effect of a change in accounting principle.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets.
On April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20"). EITF 99-20 was effective for fiscal quarters beginning after March 15, 2001. EITF 99-20 changed the manner in which the Company determined impairment of certain investments including collateralized bond obligations. Upon the adoption of EITF 99-20, the Company recognized a net realized loss on investments of $1.0 million after-tax ($2.2 million pre-tax) reported as a cumulative effect of change in accounting principle. In arriving at this amount, deferred acquisition costs of $0.7 million were restored and netted against net realized loss on investments.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                             Amortized Cost Gains  Losses  Fair Value
                                             -------------- ------ ------  ----------
                                                          (in millions)
                                             ----------------------------------------
December 31, 2003:
  Corporate bonds...........................    $1,491.1... $ 98.0 $ (9.2)  $1,579.9.
  U.S. Government bonds.....................        17.1...    1.2   (0.1)      18.2.
  Foreign government bonds..................        17.5...    2.2   (0.1)      19.6.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........        32.4...    1.7   (0.1)      34.0.
    Collateralized mortgage obligations.....       148.7...    3.4   (0.2)     151.9.
    Commercial mortgage backed securities...       166.7...   12.6   (0.6)     178.7.
    Other asset-backed securities...........        15.6...    0.6      --      16.2.
  State and municipal bonds.................        17.2...    1.2      --      18.4.
  Redeemable preferred stocks...............         2.6...    0.5      --       3.1.
                                                --------    ------ ------   --------
Total fixed maturity securities.............     1,908.9...  121.4  (10.3)   2,020.0.
Equity securities...........................         2.5...    0.1      --       2.6.
                                                --------    ------ ------   --------
Total.......................................    $1,911.4... $121.5 $(10.3)  $2,022.6.
                                                ========    ====== ======   ========
December 31, 2002:
  Corporate bonds...........................    $1,436.4... $104.5 $(28.0)  $1,512.9.
  U.S. Government bonds.....................        16.1...    1.4   (0.3)      17.2.
  Foreign government bonds..................        18.8...    2.4   (0.6)      20.6.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........        43.7...    3.1      --      46.8.
    Collateralized mortgage obligations.....        93.6...    5.0      --      98.6.
    Commercial mortgage backed securities...       141.2...   13.5      --     154.7.
    Other asset-backed securities...........        17.0...    0.8   (0.1)      17.7.
  State and municipal bonds.................        16.4...    1.2      --      17.6.
  Redeemable preferred stocks...............          --...     --      --        --.
                                                --------    ------ ------   --------
Total fixed maturity securities.............     1,783.2...  131.9  (29.0)   1,886.1.
Equity securities...........................          --...     --      --        --.
                                                --------    ------ ------   --------
Total.......................................    $1,783.2... $131.9 $(29.0)  $1,886.1.
                                                ========    ====== ======   ========

Lincoln Life & Annuity Company of New York

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2003:
           Due in one year or less..........    $   39.9     $   41.0
           Due after one year through five
            years...........................       471.5        502.5
           Due after five years through ten
            years...........................       574.8        610.6
           Due after ten years..............       459.3        485.1
                                                --------     --------
           Subtotal.........................     1,545.5      1,639.2
           Asset and mortgage-backed
            securities......................       363.4        380.8
                                                --------     --------
           Total............................    $1,908.9     $2,020.0
                                                ========     ========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset and mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                                Par Value Amortized Cost Fair Value
                                --------- -------------- ----------
                                           (in millions)
                                -----------------------------------
             December 31, 2003:
               Below 6%........  $102.0       $102.1       $103.1
               6%-7%...........   115.1        115.4        120.3
               7%-8%...........   101.8        103.2        109.8
               Above 8%........    42.2         42.7         47.6
                                 ------       ------       ------
               Total...........  $361.1       $363.4       $380.8
                                 ======       ======       ======

The quality ratings of fixed maturity securities available-for-sale are as follows:

                                        Fair Value  % of Total
                                        ----------  ----------
                                        (in millions except %)
                                        --------------------
                  December 31, 2003:
                    Treasuries and AAA.    $476.5      23.6%
                    AA.................     120.1       6.0
                    A..................     645.2      31.9
                    BBB................     693.2      34.3
                    BB.................      54.4       2.7
                    Less than BB.......      30.6       1.5
                                         --------     -----
                    Total..............  $2,020.0     100.0%
                                         ========     =====

The major categories of net investment income are as follows:

                                           Year Ended December 31
                                            2003    2002    2001
                                           ------  ------  ------
                                                (in millions)
                                           ----------------------
             Fixed maturity securities
              available-for-sale.......... $119.0  $115.2  $110.8
             Equity.......................    0.2      --      --
             Mortgage loans on real estate    9.7    10.8    13.7
             Policy loans.................    9.3     9.7    10.4
             Invested cash................    0.0     0.7     1.4
             Other investments............    0.6     0.1     0.1
                                           ------  ------  ------
             Investment revenue...........  138.8   136.5   136.4
             Investment expense...........   (2.1)   (1.6)   (1.6)
                                           ------  ------  ------
             Net investment income........ $136.7  $134.9  $134.8
                                           ======  ======  ======

The detail of the realized gain (loss) on investments and derivative instruments is as follows:

                                               Year Ended December 31
                                                2003    2002    2001
                                               ------  ------  ------
                                                    (in millions)
                                               ----------------------
          Fixed maturity securities available-
           for-sale:
            Gross gain........................ $ 24.3  $  4.1  $  2.8
            Gross loss........................  (12.2)  (21.6)  (13.6)
          Other investments...................    0.5    (0.4)   (0.2)
          Associated restoration
           (amortization) of deferred
           acquisition costs, provision for
           policyholder commitments and
           investment expenses................   (5.3)    6.4     6.5
                                               ------  ------  ------
          Total Realized gain (loss) on
           Investments........................    7.3   (11.5)   (4.5)
          Derivative Instruments net of
           associated amortization of
           deferred acquisition costs.........   (0.2)    0.2    (0.1)
                                               ------  ------  ------
          Total Realized gain (loss) on
           Investments and Derivative
           Instruments........................ $  7.1  $(11.3) $ (4.6)
                                               ======  ======  ======

Write-downs for other than temporary declines in fair value of fixed maturity securities and net changes in allowances for loss on mortgage loans, which are included in the realized loss on investments and derivative instruments shown above, are as follows:

                                                   Year Ended December 31
                                                   2003    2002    2001
                                                   ----     -----  ----
                                                    (in millions)
                                                   ----------------------
              Fixed maturity securities available-
               for-sale........................... $7.8    $11.2   $7.8
              Mortgage loans on real estate.......  0.2      0.1    0.1
                                                    ----    -----   ----
              Total............................... $8.0    $11.3   $7.9
                                                    ====    =====   ====

Lincoln Life & Annuity Company of New York

The change in net unrealized gains (losses) on investments in fixed maturity securities available-for-sale is as follows:

                                             Year Ended December 31
                                             2003   2002    2001
                                             ----    -----   -----
                                              (in millions)
                                             ----------------------
                   Fixed maturity securities $8.2   $87.0   $38.9
                   Equity securities........  0.1     0.0     0.0
                                              ----   -----   -----
                                             $8.3   $87.0   $38.9
                                              ====   =====   =====

For total traded and private securities held by the Company at December 31, 2003 that are in unrealized loss status, the fair value, amortized cost, unrealized loss and total time period that the security has been in an unrealized loss position are presented in the table below.

                                                         %               %
                                           %    Amor-  Amor-  Unreal- Unreal-
                                  Fair   Fair   tized  tized   ized    ized
                                  Value  Value  Cost   Cost    Loss    Loss
                                 ------- -----  ------ -----  ------- -------
                                                (in millions)
      2003
   (less or =)90 days........... $ 121.6  44.9% $122.9  43.8% $ (1.4)   13.6%
   (greater than)90 days but
    (less or =)180 days.........    72.5  26.8%   74.5  26.5%   (2.1)   20.4%
   (greater than)180 days but
    (less or =)270 days.........    25.6   9.5%   26.9   9.6%   (1.3)   12.6%
   (greater than)270 days but
    (less or =)1 year...........     2.5   0.9%    2.7   1.0%   (0.1)    1.0%
   (greater than) 1 year........    48.4  17.9%   53.8  19.1%   (5.4)   52.4%
                                 ------- -----  ------ -----  ------   -----
     Total......................  $270.6 100.0% $280.8 100.0% $(10.3)  100.0%
                                 ======= =====  ====== =====  ======   =====

The fixed maturity securities to which these write-downs apply were generally of investment grade at the time of purchase, but were subsequently downgraded by rating agencies to "below-investment grade." Factors considered by the Company in determining whether declines in the fair value of fixed maturity securities are other than temporary include 1) the significance of the decline,
2) the Company's ability and intent to retain the investment for a sufficient period of time for it to recover, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer. Based upon these factors, securities that have indications of potential impairment are subject to intensive review. Where such analysis results in a conclusion that declines in fair values are other than temporary, the security is written down to fair value. See Note 8 (Fair Value of Financial Instruments) to the financial statements for a general discussion of the methodologies and assumptions used to determine estimated fair values.

The balance sheet caption, "Property and Equipment," includes an allowance for depreciation of $0.3 million at both December 31, 2003 and 2002.

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                        December 31
                                                        2003   2002
                                                       -----  -----
                                                       (in millions)
                                                       ------------
           Impaired loans with allowance for losses... $ 2.7  $ 2.2
           Allowance for losses.......................  (0.4)  (0.2)
           Impaired loans with no allowance for losses    --     --
                                                       -----  -----
           Net impaired loans......................... $ 2.3  $ 2.0
                                                       =====  =====

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                             Year Ended December 31
                                              2003     2002   2001
                                              -----   -----   ----
                                               (in millions)
                                             ----------------------
                Balance at beginning-of-year $ 0.2    $ 0.1   $ --
                Provisions for losses.......   0.3      0.2    0.1
                Releases due to principal
                 paydowns...................  (0.1)    (0.1)    --
                                              -----   -----   ----
                Balance at end-of-year...... $ 0.4    $ 0.2   $0.1
                                              =====   =====   ====

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                Year Ended December 31
                                                2003    2002    2001
                                                ----    ----    ----
                                                (in millions)
                                                ----------------------
                 Average recorded investment in
                  impaired loans............... $2.1    $2.1    $1.0
                 Interest income recognized on
                  impaired loans...............  0.1     0.3     0.2

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2003 and 2002, the Company had no mortgage loans on non-accrual status. As of December 31, 2003 and 2002, LNL had no mortgage loans past due 90 days on which interest was still being accrued.

Lincoln Life & Annuity Company of New York

As of December 31, 2003, the Company had restructured mortgage loans of $1.5 million. The Company recorded $0.1 million of interest income on these restructured mortgage loans in 2003. Interest income in the amount of $0.1 million would have been recorded in 2003 on these mortgage loans according to their original terms. There were no restructured loans as of December 31, 2002. As of December 31, 2003 and 2002, LNL had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2003 the Company's investment commitments for fixed maturity securities (primarily private placements) and mortgage loans on real estate were $10.4 million. As of December 31, 2003 the Company had no standby commitments to purchase real estate upon completion and leasing.

The carrying value of fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing totaled $6.6 million and $0.4 million at December 31, 2003 and 2002, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
4. Federal Income Taxes

The Federal income tax expense is as follows:

                                        Year Ended December 31
                                         2003    2002   2001
                                         -----   -----  -----
                                          (in millions)
                                        ----------------------
                      Current.......... $(2.2)   $ 0.0  $ 0.4
                      Deferred.........  16.5     10.3   10.8
                                         -----   -----  -----
                      Total tax expense $14.3    $10.3  $11.2
                                         =====   =====  =====

The effective tax rate on pre-tax income from continuing operations is lower than the prevailing corporate Federal Income tax rate. A reconciliation of this difference is as follows:

                                               Year Ended December 31
                                                2003     2002   2001
                                               ------   -----  -----
                                                   (in millions)
                                               --------------------
            Tax rate times pre-tax income from
             continuing operations............ $ 15.3   $10.6  $10.9
            Effect of:
              Tax-preferred investment
               income.........................     --    (0.2)  (0.9)
              Goodwill amortization...........     --      --    1.1
              Other items.....................  (1.0)    (0.1)   0.1
                                               ------   -----  -----
            Provision for income taxes........ $ 14.3   $10.3  $11.2
                                               ======   =====  =====
            Effective tax rate................     33%     34%    36%

The Federal income tax liability is as follows:

                                                    December 31
                                                   2003    2002
                                                  ------  ------
                                                   (in millions)
                                                  --------------
               Current........................... $ (5.6) $ (2.1)
               Deferred..........................  (36.5)  (19.2)
                                                  ------  ------
               Total Federal income tax liability $(42.1) $(21.3)
                                                  ======  ======

Significant components of the Company's deferred tax assets and liabilities are as follows:

                                                     December 31
                                                    2003    2002
                                                   ------  ------
                                                    (in millions)
                                                   --------------
             Deferred tax assets:
               Insurance and investment contract
                liabilities....................... $ 55.0  $ 45.6
               Net operating loss carryforward....     --     4.4
               Capital loss carryforward..........    4.5    11.7
               Investment related.................    2.7     1.9
               Ceding commission asset............    3.3     3.7
               Compensation related...............    0.5     3.2
               Other..............................    0.1     2.5
                                                   ------  ------
             Total deferred tax assets............   66.1    73.0
             Deferred tax liabilities:
               Deferred acquisition costs.........    7.8     1.3
               Net unrealized gain on securities
                available-for-sale................   38.9    36.0
               Present value of business in-force.   50.5    54.7
               Other..............................    5.4     0.2
                                                   ------  ------
             Total deferred tax liabilities.......  102.6    92.2
                                                   ------  ------
             Net deferred tax liability........... $(36.5) $(19.2)
                                                   ======  ======

In 2002, the company was able to file as part of a consolidated Federal income tax filing with its common parent, LNC. Prior to 2002, tax laws required the Company to file its tax return on a stand alone basis. Net cash received from LNC for Federal income taxes in 2003 was $5.8 million due to the carry forward of pre-consolidation tax losses and carry back of 2002 tax losses. In 2002, the Company received a $1.3 million refund from the IRS for its 2001 tax return. Cash paid to the IRS for Federal income taxes in 2001 was $1.2 million.

The Company is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2003 and 2002, the Company concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2003 and 2002.

At December 31, 2003, the Company had net capital loss carryforwards for Federal income tax purposes of $12.8 million that will expire in 2007. The net capital loss carryforwards can be used to offset capital gains of any affiliate in future LNC consolidated U.S. tax returns filed by its common parent. Accordingly, the Company believes that it is more likely than not that the capital losses will be fully utilized within the allowable carryforward period.

The LNC consolidated return group has been identified by the Internal Revenue Service ("IRS") as a coordinated industry taxpayer requiring annual audits. The audits from tax years through 1995 have been completed and these years are closed. LNC and its affiliates are currently under audit by IRS for years 1996-2002. The Company does not anticipate that any adjustments that might result from such audits would be material to the Company's results of operations or financial condition.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
5. Supplemental Financial Data

Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees," are as follows:

                                           Year Ended December 31
                                            2003    2002    2001
                                           ------  ------  ------
                                                (in millions)
                                           ----------------------
              Insurance assumed........... $  0.0  $  0.0  $  6.6
              Insurance ceded.............   32.2    28.0    28.6
                                           ------  ------  ------
              Net reinsurance premiums and
               fees....................... $(32.2) $(28.0) $(22.0)
                                           ======  ======  ======

The income statement caption, "Benefits," is net of reinsurance recoveries of $25.0 million; $21.5 million and $27.7 million for the years ended December 31, 2003, 2002 and 2001, respectively.

A reconciliation of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                    Year Ended December 31
                                                     2003       2002
                                                      -----      ------
                                                    (in millions)
                                                    ---------------------
             Balance at beginning-of-year.......... $42.9      $ 43.4
             Deferral..............................  36.2        31.9
             Amortization..........................  (9.7)       (8.8)
             Adjustment related to realized losses
              on securities available-for-sale.....  (4.5)        6.1
             Adjustment related to unrealized gains
              on securities available-for-sale.....  (7.5)      (29.8)
             Other.................................    --         0.1
                                                      -----      ------
             Balance at end-of-period.............. $57.4      $ 42.9
                                                      =====      ======

Realized losses on investments and derivative instruments on the Statements of Income for the year's-ended December 31, 2003, 2002 and 2001 are net of amounts restored (amortized) against deferred acquisition costs of $(4.5) million, $6.3 million and $5.4 million, respectively. In addition, realized gains and losses for the year ended December 31, 2003, 2002 and 2001 are net of adjustments made to policyholder reserves of $(0.5) million, $0.4 million and $1.4 million, respectively. The Company has either a contractual obligation or has a consistent historical practice of making allocations of investment gains and losses to certain policyholders.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                               Year Ended December 31
                                                2003    2002    2001
                                               ------  ------  ------
                                                    (in millions)
                                               ----------------------
          Commissions......................... $ 21.4  $ 18.4  $ 14.2
          Other volume related expenses.......   20.9     6.9     4.2
          Operating and administrative
           expenses...........................   22.1    29.2    27.0
          Deferral of acquisition costs net of
           amortization.......................  (26.5)  (23.1)  (11.9)
          Restructuring charges...............    0.0     0.0     1.0
          Goodwill amortization...............    0.0     0.0     3.0
          Other intangibles amortization, net
           of unlocking.......................   12.0    13.0     9.4
          Other...............................    6.0     3.8     3.4
                                               ------  ------  ------
          Total............................... $ 55.9  $ 48.2  $ 50.3
                                               ======  ======  ======

The carrying amount of goodwill by reportable segment as of December 31, is as follows:

                                            2003   2002
                         -                  -----  -----
                                            (in millions)
                                            -------------
                         Life insurance....  92.8   92.8
                         Lincoln Retirement  16.7   16.7
                                            -----  -----
                             Total......... 109.5  109.5
                                            =====  =====

A reconciliation of the present value of business in-force for the Company's acquired insurance business, (balance sheet caption "Other Intangible Assets") is as follows:

                                                  December 31
                                             2003    2002    2001
                                            ------  ------  ------
                                                 (in millions)
                                            ----------------------
            Balance at beginning-of-year... $156.3  $169.3  $178.7
            Unlocking and transfers........   (1.6)   (3.3)    1.4
            Interest accrued on unamortized
             balance (Interest rates range
             from 5% to 7%)................    7.0     9.2    10.3
            Amortization...................  (17.4)  (18.9)  (21.1)
                                            ------  ------  ------
                Balance at end-of-year      $144.3  $156.3  $169.3
                                            ======  ======  ======

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
5. Supplemental Financial Data (continued)


For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                                          As of             As of
                                     December 31, 2003 December 31, 2002
                                     ----------------  ----------------
                                               Accumu-           Accumu-
                                      Gross     lated   Gross     lated
                                     Carrying  Amorti- Carrying  Amorti-
                                      Amount   zation   Amount   zation
                                     --------  ------- --------  -------
                                               (in millions)
                                     ---------------------------------
         Amortizable Intangible
          Assets:
           Present value of in-force
             Lincoln Retirement.....  $ 48.1    $17.8   $ 48.1    $16.0
             Life Insurance.........   167.3     53.3    167.3     43.1
                                      ------    -----   ------    -----
         Total......................  $215.4    $71.1   $215.4    $59.1
                                      ======    =====   ======    =====

Future estimated amortization of present value of in-force is as follows (in millions):

                     2004-$10.0 2005-$10.0      2006-$11.1
                     2007- 11.4 2008- 11.6 Thereafter-90.2

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                      December 31
                                                      2003    2002
            -                                       -------- ------
                                                     (in millions)
                                                    ---------------
            Premium deposit funds.................. $  988.6 $932.0
            Undistributed earnings on participating
             business..............................     10.8    9.8
            Other..................................     43.2   40.3
                                                    -------- ------
                Total.............................. $1,042.6 $982.1
                                                    ======== ======

--------------------------------------------------------------------------------
6. Employee Benefit Plans


Pension and Other Post-retirement Benefit Plans--U.S.
LNC maintains funded defined benefit pension plans for most of its U.S. employees including those of the Company. Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the greater of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $0.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. The plan is funded by contributions to a tax-exempt trust. The Company's funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees (including those of the Company): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans.

The supplemental retirement plan provides defined benefit pension benefits in excess of limits imposed by Federal tax law.

The salary continuation plan provides certain officers of the Company defined pension benefits based on years of service and final monthly salary upon death or retirement.

LNC also sponsors unfunded plans that provide post-retirement medical, dental and life insurance benefits to full- time U.S. employees who, depending on the plan, have worked for the Company 10 years and attained age 55. Medical and dental benefits are also available to spouses and other dependents of employees. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Effective April 1, 2004, the employee's post-retirement plan will change such that employees and agents not attaining age 50 by that date will not be eligible to receive life insurance benefits when they retire. This amendment to the plan resulted in the immediate recognition at the end of 2003 of a one-time curtailment gain of less than $0.1 million pre tax. Life insurance benefits for retirees are noncontributory for employees that attain the age of 50 by April 1, 2004 and meet the eligibility requirements at the time they retire; however, these participants can elect supplemental contributory life benefits up to age 70. Beginning January 1, 2002, the employees' post-retirement plan was changed to require employees not yet age 50 with five years of service by year end 2001 to pay the full medical and dental premium cost when they retire. This change in the plan resulted in the immediate recognition at the end of 2001 of a one-time curtailment gain of $0.2 million pre-tax.

The Company uses a December 31 measurement date for its pension and post-retirement plans.

Plan Cash Flows.

The Company expects to contribute between zero and $0.2 million to LNC's defined benefit pension plans in 2004. In addition, the Company expects to fund less than $0.1 million in 2004 for benefit payments for its post-retirement benefit plans.

401(k) and Profit Sharing Plans.
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees (including those of the Company). The Company's contribution to the 401(k) plans is equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as

Lincoln Life & Annuity Company of New York determined by LNC's Board of Directors. The Company's expense for the 401 (k) plan amounted to $0.2 million, $0.2 million, and $0.2 million in 2003, 2002 and 2001, respectively.

Deferred Compensation Plans.
LNC sponsors contributory deferred compensation plans for certain U.S. employees including those of the Company who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, the Company agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. The Company makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of the Company's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense for these plans amounted to $0.1 million, $0.1 million, and less than $0.1 million in 2003, 2002 and 2001, respectively. These expenses reflect both the Company's employer matching contributions of less than $0.1 million, as well as changes in the measurement of the Company's liabilities under these plans of $0.1 million, $0.1 million and $0.0 million for 2003, 2002 and 2001, respectively.

In the fourth quarter of 1999, LNC modified the terms of the deferred compensation plans to provide that plan participants who selected LNC stock as the measure for their investment return would receive shares of LNC stock in satisfaction of this portion of their deferral. In addition, participants were precluded from diversifying any portion of their deferred compensation plan account that is measured by LNC's stock performance. As a result of these modifications to the plans, ongoing changes in value of LNC's stock no longer affect the expenses associated with this portion of the deferred compensation plans.

The Company's total liabilities associated with these plans were $0.6 million and $0.4 million at December 31, 2003 and 2002, respectively.

Stock-Based Incentive Compensation Plans.
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock incentive awards, stock appreciation rights, and restricted stock awards. Prior to 2003, these plans were comprised primarily of stock option incentive plans.

Effective January 1, 2003, LNC's stock-based employee compensation plan was revised to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. This plan replaced the LNC stock option plan. The Company awards under this plan for 2003 consisted of 2,795 performance share units that could result in the issuance of LNC shares. As of December 31, 2003, 2,795 performance share units were outstanding. The performance measures that must be met for vesting to occur are established at the beginning of the three-year performance period. Certain participants in the plan will select from seven different combinations of stock options, performance shares and or cash in determining the form of their award. Other participants will have their award paid in performance shares.

Total compensation expense for the Company incentive plans involving performance vesting for 2003 was less than $0.1 million. All expense calculations for performance shares that were granted in 2003 have been based upon the current assumption that the actual performance achievement over the three-year performance measurement period will result in target levels of long-term incentive compensation payouts. As the three-year performance period progresses, LNC will continue to refine its estimate of the expense associated with these awards so that by the end of the three-year performance period, the Company's cumulative expense will reflect the actual level of awards that vest.

Stock options awarded under the stock option incentive plans in effect prior to 2003 were granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%. The reload feature is not available for options granted after 2002.

Effective January 1, 2003, LNC adopted the fair value recognition method of accounting for its stock option incentive plans under Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" ("FAS 123"), which is considered the preferable accounting method for stock based compensation. Previously, LNC accounted for its stock option incentive plans using the intrinsic value method of accounting under the recognition and measurement provisions of Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" ("APB 25"), and related interpretations. For more information, see Footnote 2 in the Notes to Financial Statements.

Total compensation expense for incentive plans involving stock options granted to the Company employees for 2003, 2002 and 2001 was $0.1 million, $0.0 million and $0.1 million, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
7. Restrictions, Commitments and Contingencies


Statutory Information and Restrictions
Net income as determined in accordance with statutory accounting practices for the Company was $16.9 million, $16.6 million and $19.4 million for 2003, 2002 and 2001, respectively.

Shareholder's equity as determined in accordance with statutory accounting practices for the Company was $251.0 million and $234.1 million for December 31, 2003 and 2002, respectively.

The Company acquired a block of individual life insurance and annuity business from CIGNA Corporation in January 1998 and a block of individual life insurance from Aetna, Inc. in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related statutory ceding commission flows through the statement of operations as an expense, which resulted in a reduction of statutory earned surplus.

The Company is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL. Dividends cannot be declared by State of New York life insurance companies without 30 day notice to the Superintendent, who may disapprove. Dividends on Company stock are paid as declared by its Board of Directors. No dividends were declared in 2003, 2002 or 2001.

Marketing and Compliance Issues

Recently, there has been a significant increase in federal and state regulatory activity in the industry relating to numerous issues including market timing and late trading of mutual fund and variable insurance products and broker-dealer access arrangements. The Company, like many others in the industry, has received requests for information from the SEC and a subpoena from the New York Attorney General's Office seeking documentation and other information relating to these issues. The Company is in the process of responding to these requests and continues to cooperate fully with the regulators.

Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. Management continues to monitor the company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future developments will not materially affect the financial position of the Company.

Insurance Ceded and Assumed

The Company cedes insurance to other insurance companies. The portion of risks exceeding the company's retention limit is reinsured with other insurers. The Company seeks reinsurance coverage on life insurance issued to limit its liabilities. As of December 31, 2003, the Company's maximum retention was $0.5 million on a single insured. Portions of the Company's deferred annuity business have been reinsured on a Modco basis with other companies to limit the company's exposure to interest rate risks. At December 31, 2003, the reserves associated with these reinsurance arrangements totaled $14.7 million. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). The Company remains liable if their reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

As a result of indemnity reinsurance transactions entered into by the Company to purchase business from Aetna, Inc. and CIGNA Corporation insurance companies, the Company assumes insurance from these companies. Other amounts of insurance are assumed as a result of smaller purchases made by the Company.

Vulnerability from Concentrations

At December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2003, 38.2% of such mortgages, or $55.9 million, involved properties located in California, Maryland, New York and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $3.9 million. Also at December 31, 2003, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial position. Because the Company sells insurance products only in the State of New York, the Company does have a material concentration of its business in that state. This concentration could make the Company vulnerable to legislative or other risks that might significantly impact the ability to do business in the State of New York. The Company is not aware of any significant risks as a result of this geographic concentration.

Other Contingency Matters

The Company is involved in various pending or threatened legal proceedings, arising from the conduct of business. In

Lincoln Life & Annuity Company of New York some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Derivative Instruments

Call Options on Bifurcated Remarketable Put Bonds.
The Company owns various debt securities that contain call options attached by an investment banker before the sale to the investor. These freestanding call options are exercisable by a party other than the issuer of the debt security to which they are attached and are accounted for separately from the debt security. The Company has not currently qualified call options bifurcated from remarketable put bonds for hedge accounting treatment as amounts are insignificant.

--------------------------------------------------------------------------------
8. Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Fixed Maturity and Equity Securities -- Available-for-Sale.
Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair value for equity securities are based on quoted market prices.

Mortgage Loans on Real Estate.
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans.
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments.
Fair values for these contracts are based on current settlement values. These values are based on industry standard models that are commercially available for put options. These models project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present-valued to arrive at the derivatives' current fair market values.

Other Investments, Cash and Invested Cash.
The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts.
The balance sheet captions, "Insurance Policy and Claim Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e. deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Insurance Policy and Claim Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's shareholder's equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Investment Commitments.
Fair values for commitments to make investments in fixed maturity securities (primarily private placements) are based on

Lincoln Life & Annuity Company of New York the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts.
Assets held in separate accounts are reported in the accompanying balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.


The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                       Carrying Value Fair Value Carrying Value Fair Value
                                                       -------------- ---------- -------------- ----------
                                                                           December 31
                                                       --------------------------------------------------
                                                            2003         2003         2002         2002
                                                       -------------- ---------- -------------- ----------
                                                                          (in millions)
                                                       --------------------------------------------------
Assets (liabilities):
  Securities available-for-sale
    Fixed maturities..................................    $2,020.0     $2,020.0     $1,886.1     $1,886.1
    Equity............................................         2.6          2.6           --           --
  Derivative instruments (asset)......................          --           --          0.5          0.5
  Mortgage loans on real estate.......................       145.8        155.8        121.7        134.3
  Policy loans........................................       161.6        174.5        161.9        174.7
  Other investments...................................         0.3          0.3          0.3          0.3
  Cash and invested cash..............................        36.4         36.4         15.2         15.2
Investment type insurance contracts:
  Deposit contracts and guaranteed interest contracts.     (954.4)...   (978.8).      (894.0)      (928.8)
Investment commitments................................          --         (0.1)          --          2.0
Derivative instruments (liability)....................        (0.3)        (0.3)          --           --

Total derivative instruments for 2003 are comprised of reinsurance related embedded derivatives of $(0.3) million in other liabilities on the balance sheet.

As of December 31, 2003 and 2002, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $33.2 million and $36.7 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

--------------------------------------------------------------------------------
9. Segment Information


The Company has two business segments: Lincoln Retirement and Life Insurance.

The Lincoln Retirement segment, headquartered in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in the State of New York. Lincoln Retirement distributes some of its products through the Company's wholesaling unit, Lincoln Financial Distributors ("LFD"), as well as the Company's retail unit, Lincoln Financial Advisors ("LFA"). In addition, group fixed and variable annuity products and the Alliance program are distributed to the employer-sponsored retirement market through Lincoln Retirement's Fringe Benefit Division dedicated sales force.

The Life Insurance segment, headquartered in Hartford, Connecticut, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products in the State of New York. The Life Insurance segment offers, universal life, variable universal life, interest-sensitive whole life, term life and corporate owned life insurance. The segment also offers linked-benefit life (a universal life product with a long-term care benefit). A majority of the Life Insurance segment's products are distributed through LFD and LFA. In the third quarter 2002, the Life Insurance segment entered into a marketing agreement to distribute life insurance products through the M Financial Group, a well-respected and successful nationwide organization of independent firms serving the needs of affluent individuals and corporations.

The Company reports operations not directly related to the business segments, unallocated corporate items (i.e., unallocated overhead expenses), LFA and LFD in "Other Operations".

Lincoln Life & Annuity Company of New York

Financial data by segment for 2001 through 2003 is as follows:

                                             Year Ended December 31
                                              2003     2002   2001
                                             ------   ------ ------
                                                (in millions)
                                             --------------------
               Revenue, Excluding Net
                Investment Income and Net
                Realized Loss on Investments
                and Derivative Instruments:
                 Lincoln Retirement......... $  8.2   $  6.7 $  7.5
                 Life Insurance.............   70.8     66.2   66.0
                 Other Operations...........    0.2      0.6    0.2
                                             ------   ------ ------
               Total........................ $ 79.2   $ 73.5 $ 73.7
                                             ======   ====== ======
               Net Investment Income:
                 Lincoln Retirement......... $ 65.9   $ 66.1 $ 65.7
                 Life Insurance.............   70.8     68.8   69.1
                 Other Operations...........    0.0      0.0    0.0
                                             ------   ------ ------
               Total........................ $136.7   $134.9 $134.8
                                             ======   ====== ======

                                         Year Ended December 31
                                        2003      2002      2001
                                      --------  --------  --------
                                              (in millions)
                                      ----------------------------
             Realized Loss on
              Investments and
              Derivative Instruments:
               Lincoln Retirement.... $    1.9  $   (6.4) $   (3.5)
               Life Insurance........      5.3      (4.9)     (1.1)
               Other Operations......      0.0       0.0       0.0
                                      --------  --------  --------
             Total................... $    7.2  $  (11.3) $   (4.6)
                                      ========  ========  ========
             Income before Federal
              Income Taxes and
              Cumulative Effect of
              Accounting Changes:
               Lincoln Retirement.... $    6.3  $    0.7  $    5.0
               Life Insurance........     38.5      29.2      26.1
               Other Operations......     (1.0)      0.5        --
                                      --------  --------  --------
             Total................... $   43.8  $   30.4  $   31.1
                                      ========  ========  ========
             Federal Income Tax
              Expense:
               Lincoln Retirement.... $    1.7  $    0.0  $    1.1
               Life Insurance........     12.9      10.1      10.1
               Other Operations......     (0.3)      0.2       0.0
                                      --------  --------  --------
             Total................... $   14.3  $   10.3  $   11.2
                                      ========  ========  ========
             Cumulative Effect of
              Accounting Changes:
               Lincoln Retirement.... $   (0.2) $    0.0  $    0.0
               Life Insurance........      0.0       0.0      (1.1)
               Other Operations......      0.0       0.0       0.0
                                      --------  --------  --------
             Total................... $   (0.2) $    0.0  $   (1.1)
                                      ========  ========  ========
             Net Income:
               Lincoln Retirement.... $    4.3  $    0.7  $    3.9
               Life Insurance........     25.7      19.1      15.0
               Other Operations......     (0.7)      0.3       0.0
                                      --------  --------  --------
             Total Net Income........ $   29.3  $   20.1  $   18.9
                                      ========  ========  ========

                                               December 31
                                      ----------------------------
                                        2003      2002      2001
                                      --------  --------  --------
                                              (in millions)
                                      ----------------------------
             Assets:
               Lincoln Retirement.... $1,705.3  $1,422.2  $1,324.3
               Life Insurance........  1,556.4   1,462.0   1,383.7
               Other Operations......     68.0      90.8      70.4
                                      --------  --------  --------
             Total Assets             $3,329.7  $2,975.0  $2,778.4
                                      ========  ========  ========

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
10. Shareholder's Equity


All of the 20,000 authorized, issued and outstanding shares of $100 par value common stock of the Company are owned by LNL.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                     December 31
                                                   2003      2002
                                                 --------  --------
                                                    (in millions)
                                                 ------------------
           Fair value of securities
            available-for-sale.................. $2,022.6  $1,886.1
           Cost of securities available-for-sale  1,911.4   1,783.2
                                                 --------  --------
           Unrealized gain......................    111.2     102.9
           Adjustments to deferred acquisition
            costs...............................    (44.4)    (36.9)
           Amounts required to satisfy
            policyholder commitments............     (3.6)     (3.4)
           Deferred income taxes................    (23.4)    (22.8)
                                                 --------  --------
           Net unrealized gain on securities
            available-for-sale.................. $   39.8  $   39.8
                                                 ========  ========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the Deferred Acquisition Costs asset line and included within the Insurance Policy and Claim Reserve line on the balance sheet, respectively on the balance sheet.

Details underlying the change in "Net Unrealized Gain on Securities Available-for-Sale, Net of Reclassification Adjustment" shown on the Statements of Shareholder's Equity are as follows:

                                                 Year Ended December 31
                                                 2003    2002    2001
                                                 -----  -----   -----
                                                    (in millions)
                                                 ---------------------
            Unrealized gains on securities
             available-for-sale arising during
             the year........................... $20.1  $47.7   $24.9
            Less:
              Reclassification adjustment for
               gains (losses) included in net
               income/(1)/......................  19.5   (6.1)   (1.5)
              Less: Federal income tax expense
               on reclassification..............   0.6   20.0     9.2
                                                 -----  -----   -----
            Net unrealized gain on securities
             available-for-sale, net of
             reclassification and federal income
             tax expense........................ $ 0.0  $33.8   $17.2
                                                 =====  =====   =====

--------
/(1)/The reclassification adjustment for gains does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.

The "Net Unrealized Gain on Derivative Instruments" component of other comprehensive income shown on the Statements of Shareholders' Equity was less than $0.1 million for 2003, 2002 and 2001. The 2001 Net Unrealized Gain on Derivative Instruments includes $0.1 million related to the transition adjustment recorded for the adoption of FAS 133.
--------------------------------------------------------------------------------
11. Restructuring Charges

During the first quarter of 2001, the Company recorded a restructuring charge in its Lincoln Retirement segment of $0.7 million $(1.0 million pre-tax). The objective of this restructuring plan is to consolidate the Syracuse, New York operations of the Company into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine, in order to reduce on-going operating costs and eliminate redundant facilities. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $0.8 million related to the elimination of 30 positions and (2) other costs of $0.2 million related primarily to lease payments on abandoned office space. This plan was completed in the first quarter of 2002. Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under this plan. The $0.3 million expended in excess of the restructuring charge was expensed as incurred.

2003 Restructuring Plan
In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. In June 2003, LNL announced that it was combining its retirement and life insurance businesses into a single operating unit focused on providing wealth accumulation and protection, income distribution and wealth transfer products. The realigned organization is expected to significantly reduce operating expenses while positioning LNL for future growth and to take advantage of the recent market recovery. In August 2003, LNL announced additional realignment activities, which impact all of LNL's domestic operations. The total Life and Retirement restructuring cost to the Company for 2003 was $0.3 million.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
12. Transactions with Affiliates


The Company's products are primarily distributed through affiliated organizations, LFA and LFD. Revenue is paid to these organizations based on business produced by them, and was $8.0 million, $8.8 million and $3.1 million in 2003, 2002, and 2001, respectively.

Delaware Management Holdings Inc. ("DMH"), a wholly owned subsidiary of LNC, is responsible for the management of the Company's general account investments. The management of these investments is priced on an "at cost" basis. The Company paid fees paid of $2.6 million, $2.0 million and $2.1 million to DMH for investment management services in 2003, 2002 and 2001, respectively.

The Company provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This resulted in net payments of $16.8 million, $13.5 million and $11.2 million in 2003, 2002 and 2001, respectively. The Company's related accounts payable to affiliates was $32.9 million and less than $1.0 million as of December 31, 2003 and 2002, respectively.

The Company cedes business to one affiliated company, LNL. The caption "Insurance Premiums", in the accompanying Statements of Operations has been reduced by $5.6 million, $4.9 million and $5.7 million for premiums paid on these contracts in 2003, 2002, and 2001, respectively. The captions "Insurance Policy and Claim Reserves" and "Contractholder Funds" have been reduced by $4.9 million and $4.7 million related to reserve credits taken on these contracts as of December 31, 2003 and 2002, respectively.

Report of Ernst & Young LLP, Independent Auditors

Board of Directors
Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York as of December 31, 2003 and 2002, and the related statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the financial statements, in 2003 the Company changed its method of accounting for stock compensation costs, certain reinsurance arrangements and costs associated with exit or disposal activities. Also, as discussed in Note 2 to the financial statements, in 2002 the Company changed its method of accounting for goodwill and its related amortization, and in 2001 the Company changed its method of accounting for derivative instruments and hedging activities as well as its method of accounting for impairment of certain investments.

/s/ Ernst & Young LLP
Fort Wayne, Indiana
March 31, 2004

PERFORMANCE DATA

Performance data may appear in sales literature or reports to owners or prospective buyers.

Past performance cannot guarantee comparable future results. Performance data reflects the time period shown on a rolling monthly basis and is based on Sub-Account level values adjusted for your policy's expenses.

Data reflects:
- an annual reduction for fund management fees and expenses, and
- a policy level mortality and expense charge applied on a daily equivalent basis, but
- no deductions for additional policy expenses (i.e., premium loads, administrative fees, and cost of insurance charges), which, if included, would have resulted in lower performance.

These charges and deductions can have a significant effect on policy values and benefits. Ask your financial representative for a personalized illustration reflecting these costs.

Sub-Account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the Sub-Account.

The Average Annual Returns in the table below are calculated in two ways, one for Money Market Sub-Account, one for all other Sub-Accounts. Both are according to methods prescribed by the SEC.

Money Market Sub-Account:

The Average Annual Return is the income generated by an investment in the Money Market Sub-Account over a seven-day period, annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

The Money Market Sub-Account's return is determined by :
     a) calculating the change in unit value for the base period (the 7-day period ended December 31, of the previous year); then
     b) dividing this figure by the account value at the beginning of the period; then
     c) annualizing this result by the factor of 365/7.

Other Sub-Accounts:

The Average Annual Return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                     P(1 + T)n = ERV

Where:      P = a hypothetical initial purchase payment of $1,000
            T = average annual total return for the period in question
            N = number of years
            ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 3-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that:
            (1) all recurring fees have been charged to the policy owner's accounts; and
            (2) there will be a complete redemption upon the anniversary of the
                1-year, 3-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we report Sub-Account performance back to the first date that the fund became available, which could pre-date its inclusion in this product. Where the length of the performance reporting period exceeds the period for which the fund was available, Sub-Account performance will show an "N/A".

                                   SUPPLEMENT

           SUPPLEMENT DATED JULY 23, 2004 TO PROSPECTUSES DATED JULY 23, 2004

         LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
                       PRODUCTS: VUL(CV)III AND VUL(DB)II

           LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE
                           PRODUCT: SVULIII AND SVULIV

              ISSUED BY LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

If your financial advisor is a member of M Financial Group:

This supplement provides information about four additional funds offered under your policy.

A separate funds prospectus supplement for these four funds has also been prepared, and should be presented to you along with this product prospectus supplement.

Except as amended by this supplement, all information in your product prospectus applies.

                                   ----------

The funds and their investment advisers/sub-advisers and objectives are listed below.

M FUNDS, INC., advised by M Financial Investment Advisers, Inc. (MFIA)

BRANDES INTERNATIONAL EQUITY FUND: Long-term capital appreciation.

BUSINESS OPPORTUNITY VALUE FUND: Long-term capital appreciation.

FRONTIER CAPITAL APPRECIATION FUND: Maximum capital appreciation.

TURNER CORE GROWTH FUND: Long-term capital appreciation.